As filed with the Securities and Exchange	Registration No. 33-69892
Commission on April 19, 2005	Registration No. 811-03341

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

POST-EFFECTIVE AMENDMENT NO. 17

TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
AND AMENDMENT TO
REGISTERED STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

ReliaStar Select Variable Account

ReliaStar Life Insurance Company
20 Washington Avenue South, Minneapolis, MN 55401
Minneapolis, MN 55401
Depositor's Telephone Number, including Area Code: (612) 372-5597

J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford, Connecticut 06l56
(Name and Complete Address of Agent for Service)

cc: Jeffery R. Berry, Chief Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford, Connecticut 06156

Approximate date of proposed public offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on April 29, 2005, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on __________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A
INFORMATION REQUIRED IN A PROSPECTUS

SELECTHANNUITY III AN INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACT issued by ReliaStar Life Insurance Company and its ReliaStar Select Variable Account

This prospectus describes flexible purchase payment individual deferred variable/fixed annuity contracts. The contracts were sold both as non-qualified contracts and in connection with retirement plans which may qualify for special Federal tax treatment under the Internal Revenue Code of 1986, as amended. (See "Federal Tax Status.") Annuity payouts from the contracts are deferred until a selected later date. We do not currently offer this contract for sale to new purchasers.

Subject to certain restrictions, you can allocate premiums to:
the Fixed Account, an account that provides a minimum specified rate of interest; and
subaccounts of ReliaStar Select Variable Account, a Variable Account through which you may invest in certain portfolios of the following Fund families:

American Funds Insurance Series	ING Variable Products Trust
Fidelity® Variable Insurance Products Fund	ING Variable Products Fund
ING Investors Trust	Neuberger Berman Advisers Management Trust
ING Partners, Inc.

The Variable Account, your account value and the amount of any Variable Annuity payments that you receive will vary, primarily based on the investment performance of the Funds you select. (For more information about investing in the Funds, see "Investments of the Variable Account.") The Fixed Account is the general account of ReliaStar Life Insurance Company (the "company," "ReliaStar Life," "we," "us" or "our"). The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington.

Additional information about the contracts, ReliaStar Life and the Variable Account, contained in a Statement of Additional Information dated May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information is available by accessing the SEC's Internet website (www.sec.gov) or upon request without charge by writing to us at the ING Service Center, P.O. Box 5050, Minot, North Dakota 58703 or by calling 1-877-884-5050. The Statement of Additional Information is incorporated by reference in this prospectus and its Table of Contents can be found on page 42 of this prospectus.

THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACTS THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE.
The contracts:
are not bank deposits or guaranteed by a bank
are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency are affected by market fluctuations and so involve investment risk, including possible loss of principal have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
This prospectus is accompanied by the current prospectuses for each of the Funds. Please read these prospectuses carefully before investing in the Variable Account and keep them for future reference.

THE DATE OF THIS PROSPECTUS IS APRIL 29, 2005

Definitions	3

Summary of Contract Expenses	5

ReliaStar Life	12

The Variable Account	12

Investments of the Variable Account	12

Charges Made by ReliaStar Life	14

Administration of the Contracts	19

The Contracts	19

Other Products	20

Annuity Provisions	27

Federal Tax Status	29

Voting of Fund Shares	38

Distribution of the Contracts	39

Anti-Money Laundering	40

Revocation	40

Reports to Owners	40

Trading - Industry Developments	41

Legal Proceedings	41

Experts	41

Further Information	41

Statement of Additional Information Table of Contents	42

Appendix A: The Fixed Account	A-1

Appendix B: Investments of the Variable Account	B-1

Appendix C: Performance Information and Condensed Financial Information	C-1

2

DEFINITIONS
Annuitant. The person who is named by the Owner whose life determines the annuity benefits payable.

Annuity Commencement Date. The date on which the annuity payments begin, which must be the first day of a month. The date will be the first day of the month following the Annuitant's 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar Life.

Beneficiary. The person who is named to receive the Contract Value upon the death of the Owner before the Annuity Commencement Date or to receive the balance of the annuity payments, if any, under the annuity form in effect at the Annuitant's death.

Code. The Internal Revenue Code of 1986, as amended.
Contract Anniversary. Occurs yearly on the same day and month the contract was issued.

Contract Owner (Owner, you). The person who controls all the rights and privileges under the contract. The Annuitant owns the contract unless another Owner is named as provided for in the contract. The contract may be owned by one, but no more than two, natural persons. When it is held under a retirement plan or program described in Section 401(a), 403(a), 403(b), 408 or 408A or similar provisions of the Code, it may be held by one natural person only.

Contract Value. The sum of (a) the Variable Account Contract Value, which is the value of the subaccount Accumulation Units under the contract, plus (b) the Fixed Account Contract Value, which is the sum of purchase payments allocated to the Fixed Account under the contract, plus credited interest, minus surrenders, surrender charges previously applied and any annual administrative charges applicable to the Fixed Account and minus any transfers to the Variable Account.

Contract Year. Each twelve-month period starting with the date the contract was issued and each Contract Anniversary after that.
Death Benefit. The amount payable upon the death of a Contract Owner before the Annuity Commencement Date. (See "Death Benefit Before the Annuity Commencement Date.")

Death Benefit Valuation Date. The Death Benefit Valuation Date is the Valuation Date next following the date ReliaStar Life receives proof of death and a written request from the Beneficiary for a single sum payment or an annuity form permitted by Section 72(s) of the Code.

Fixed Account. The Fixed Account is the general account of ReliaStar Life, which consists of all assets of ReliaStar Life other than those allocated to separate accounts of ReliaStar Life.
Fixed Annuity. An annuity with payments which do not vary as to dollar amount.
Funds. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a subaccount invests.
Qualified Plan. A retirement plan under Sections 401, 403, 408 or 408A or similar provisions of the Code.

3

Specified Contract Anniversary. Each consecutive six year anniversary date measured from the date the contract was issued. The Specified Contract Anniversary is used to determine the Death Benefit payable if the Contract Owner dies before the Annuity Commencement Date. (See "Death Benefit Before the Annuity Commencement Date.")

Subaccount. That portion of the Variable Account which invests in shares of a specific Fund.
Subaccount Accumulation Unit. A unit of measure used to determine the Variable Account Contract Value before annuity payments start.
Successor Beneficiary. The person named to become the Beneficiary if the Beneficiary is not alive.

Valuation Date. Each day on which the New York Stock Exchange is open for business except for a day that a subaccount's corresponding Fund does not value its shares. We reserve the right to revise the definition of Valuation Date as needed in accordance with applicable federal securities laws and regulations.

Valuation Period. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of business of a Valuation Date (normally at 4.00 p.m., Eastern Time) and ending at the close of business on the next Valuation Date (normally at 4:00 p.m., Eastern Time). We reserve the right to revise the definition of Valuation Period as needed in accordance with applicable federal securities laws and regulations.

Variable Account. A separate account of ReliaStar Life consisting of assets set aside by ReliaStar Life, the investment performance of which is kept separate from that of the general assets of ReliaStar Life.

Variable Annuity. A series of periodic payments to the contract payee which will vary in amount, primarily based on the investment results of the subaccounts under the contract.
Variable Annuity Unit. A unit of measure used in the calculation of the second and each subsequent Variable Annuity payment from the Variable Account.

4

SUMMARY OF CONTRACT EXPENSES

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. See "Charges Made By ReliaStar Life" for additional information about each of these fees and expenses.

Maximum Contract Owner Transaction Expenses. The following table describes the fees and expenses you will pay at the time you buy the contract, surrender the contract or make transfers between the subaccounts or to the Fixed Account. State premium taxes may also be deducted. See "Premium and Other Taxes."

Sales Charge Imposed on Purchases	None
Maximum Surrender Charge (a)	6%
Partial Surrender Fee (b)	2% of the partial surrender amount, up to $25
Transfer Charge (c)	$25
Periodic Fees and Expenses. The following table describes the fees and expenses you will pay periodically during the time you own the contract, not including Fund fees and expenses.
Annual Contract Charge	$30
Variable Account Annual Expenses (as a percentage of average Variable Account Contract Value):
Mortality and Expense Risk Premiums	1.25%
Administration Charge	0.15%
Total Variable Account Annual Expenses	1.40%

Fund Fees and Expenses. The following table shows the minimum and maximum Fund fees and expenses that you may pay during the time you own the contract. These may change from year to year. You should review the Fund Expense Table which begins on the following page and the Fund prospectuses for details about the fees and charges specific to a particular Fund.

Annual Fund Expenses (as a percentage of Fund average net assets):
	Minimum	Maximum
Total Gross Annual Fund Expenses (d)	0.27%	1.74%
Total Net Annual Fund Expenses (d), (e)	0.27%	1.50%

(a)

The surrender charge is percentage of amounts surrendered attributable to purchase payments made in the last six Contract Years. The percentage declines over time. In certain situations amounts can be surrendered without any surrender charge. See "Surrender Charge (Contingent Deferred Sales Charge)."

(b)	ReliaStar Life currently does not assess this fee. See "Partial Surrenders."

(c)	ReliaStar Life currently imposes this charge only on transfers after the 24th transfer in a Contract Year. See "Transfer Charge."

(d)	Total Gross Annual Fund Expenses include management fees, distribution (12b-1) fees and other expenses.

(e)

The Total Net Annual Fund Expense figures include management fees, distribution (12b-1) fees and other expenses but also take into account contractual arrangements that require reimbursement or waiver of certain Fund fees and expenses at least through May 1, 2006. Out of all of the Funds available through the contract, 24 have contractual arrangements to reimburse or waive certain fees and expenses through this period. Generally, these arrangements provide that fees and expenses will be reimbursed or waived above a certain level for a specific period of time. See the Fund Expense Table which begins on the following page for more detailed information about these contractual arrangements. The minimum and maximum Total Net Annual Fund Expenses shown take into account all of the available Funds, not just those with contractual arrangements.

5

Fund Expense Table.[1] The following table shows the investment advisory fees and other expenses charged annually by each Fund. Fund fees are one of the factors that impact the value of a Fund share. To learn about additional factors, please see the Fund prospectuses. See also Expenses of the Funds, page 17. The following figures are a percentage of the average net assets of each Fund as of December 31, 2004.

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
American Funds Insurance Series - Growth Fund (Class 2)	0.35%	0.25%	0.01%	0.61%	--	0.61%
American Funds Insurance Series - Growth-Income Fund (Class 2)	0.29%	0.25%	0.02%	0.56%	--	0.56%
American Funds Insurance Series - International Fund (Class 2)	0.54%	0.25%	0.05%	0.84%	--	0.84%
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.57%	--	0.11%	0.68%	--	0.68%
Fidelity® VIP Equity-Income Portfolio (Initial Class)	0.47%	--	0.11%	0.58%	--	0.58%
Fidelity® VIP Growth Portfolio (Initial Class)	0.58%	--	0.10%	0.68%	--	0.68%
Fidelity® VIP High Income Portfolio (Initial Class)	0.58%	--	0.13%	0.71%	--	0.71%
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	0.43%	--	0.13%	0.56%	--	0.56%
ING AIM Mid Cap Growth Portfolio (Class S) [2,3]	0.66%	--	0.26%	0.92%	--	0.92%
ING Alliance Mid-Cap Growth Portfolio (Class I) [4,5]	0.77%	--	0.01%	0.78%	--	0.78%
ING Evergreen Health Sciences Portfolio (Class S) 2a	0.75%	--	0.25%	1.00%	--	1.00%
ING Evergreen Omega Portfolio (Class I) 4a	0.60%	--	--	0.60%	--	0.60%
ING FMRSM Earnings Growth Portfolio (Class I) [6,7]	0.62%	--	0.15%	0.77%	0.02%	0.75%
ING Global Resources Portfolio (Class I) [8]	0.66%	--	0.01%	0.67%	--	0.67%
ING JP Morgan Small Cap Equity Portfolio (Class I) [4,5,9]	0.90%	--	--	0.90%	0.03%	0.87%
ING JP Morgan Value Opportunities Portfolio (Class I) [6,7]	0.40%	--	0.15%	0.55%	0.02%	0.53%
ING Julius Baer Foreign Portfolio (Class I) [8]	0.96%	--	--	0.96%	--	0.96%
ING Legg Mason Value Portfolio (Class I) [5,8]	0.80%	--	0.01%	0.81%	--	0.81%
ING Limited Maturity Bond Portfolio (Class S) [2]	0.28%	--	0.25%	0.53%	--	0.53%
ING Liquid Assets Portfolio (Class I) [8]	0.27%	--	0.02%	0.29%	--	0.29%
ING MFS Mid Cap Growth Portfolio (Class I) [5,8,10]	0.64%	--	--	0.64%	--	0.64%
ING MFS Total Return Portfolio (Class I) [5,8]	0.64%	--	--	0.64%	--	0.64%
ING MFS Utilities Portfolio (Class S) [11,12]	0.60%	--	0.40%	1.00%	--	1.00%
ING Marsico Growth Portfolio (Class I) [5,8]	0.77%	--	0.01%	0.78%	--	0.78%
ING Marsico International Opportunities Portfolio (Class I) [6,7]	0.54%	--	0.17%	0.71%	0.03%	0.68%
6

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING Mercury Focus Value Portfolio (Class I) [8,9]	0.80%	--	--	0.80%	0.05%	0.75%
ING Mercury Large Cap Growth Portfolio (Class S) [2,13]	0.80%	--	0.25%	1.05%	0.05%	1.00%
ING Oppenheimer Main Street Portfolio® (Class I) [5,8]	0.64%	--	--	0.64%	--	0.64%
ING Pioneer Fund Portfolio (Class S) [14]	0.75%	--	0.26%	1.01%	--	1.01%
ING Pioneer Mid Cap Value Portfolio (Class I) [15]	0.75%	--	0.01%	0.76%	--	0.76%
ING Salomon Brothers Investors Portfolio (Class I) [8]	0.74%	--	0.01%	0.75%	--	0.75%
ING Stock Index Portfolio (Class I) [8]	0.27%	--	--	0.27%	--	0.27%
ING T. Rowe Price Capital Appreciation Portfolio (Class I) [5,8]	0.66%	--	0.01%	0.67%	--	0.67%
ING T. Rowe Price Equity Income Portfolio (Class I) [5,8]	0.66%	--	0.01%	0.67%	--	0.67%
ING UBS U.S. Allocation Portfolio (Class S) [2,13]	0.75%	--	0.26%	1.01%	0.02%	0.99%
ING Van Kampen Equity Growth Portfolio (Class I) [8]	0.65%	--	--	0.65%	--	0.65%
ING Van Kampen Growth and Income Portfolio (Class S) [2,3]	0.66%	--	0.26%	0.92%	--	0.92%
ING American Century Large Company Value Portfolio (Initial Class)	0.80%	--	0.20%	1.00%	--	1.00%
ING American Century Select Portfolio (Initial Class) [16]	0.64%	--	0.02%	0.66%	--	0.66%
ING American Century Small Cap Value Portfolio (Initial Class) [17]	1.00%	--	0.40%	1.40%	0.10%	1.30%
ING Baron Small Cap Growth Portfolio (Initial Class) [17]	0.85%	--	0.40%	1.25%	0.05%	1.20%
ING Fundamental Research Portfolio (Initial Class)	0.60%	--	0.20%	0.80%	--	0.80%
ING JP Morgan Mid Cap Value Portfolio (Initial Class)	0.75%	--	0.35%	1.10%	--	1.10%
ING Oppenheimer Global Portfolio (Initial Class) [16]	0.60%	--	0.06%	0.66%	--	0.66%
ING Oppenheimer Strategic Income Portfolio (Service Class) [18]	0.50%	--	0.29%	0.79%	0.04%	0.75%
ING PIMCO Total Return Portfolio (Initial Class)	0.50%	--	0.35%	0.85%	--	0.85%
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)	0.69%	--	0.13%	0.82%	--	0.82%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class) [16]	0.64%	--	0.02%	0.66%	--	0.66%
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	0.70%	--	0.15%	0.85%	--	0.85%
ING Van Kampen Comstock Portfolio (Initial Class) [17]	0.60%	--	0.35%	0.95%	0.07%	0.88%
ING Van Kampen Equity and Income Portfolio (Initial Class) [16]	0.55%	--	0.02%	0.57%	--	0.57%
ING VP Intermediate Bond Portfolio (Class I) [19]	0.40%	--	0.08%	0.48%	--	0.48%
ING VP Strategic Allocation Balanced Portfolio (Class I) [19,20]	0.60%	--	0.10%	0.70%	--	0.70%
7

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING VP Strategic Allocation Growth Portfolio (Class I) [19,20]	0.60%	--	0.10%	0.70%	--	0.70%
ING VP Strategic Allocation Income Portfolio (Class I) [19,20]	0.60%	--	0.10%	0.70%	0.05%	0.65%
ING VP Index Plus LargeCap Portfolio (Class I) [19,20]	0.35%	--	0.09%	0.44%	--	0.44%
ING VP Index Plus MidCap Portfolio (Class I) [19,20]	0.40%	--	0.09%	0.49%	--	0.49%
ING VP Index Plus SmallCap Portfolio (Class I) [19,20]	0.40%	--	0.09%	0.49%	--	0.49%
ING VP High Yield Bond Portfolio (Class I) [21,22]	0.63%	--	0.25%	0.88%	0.07%	0.81%
ING VP Real Estate Portfolio (Class S) [23,24]	0.80%	--	0.70%	1.50%	0.20%	1.30%
ING VP SmallCap Opportunities Portfolio (Class I) [21,22]	0.75%	--	0.19%	0.94%	0.04%	0.90%
Neuberger Berman AMT Growth Portfolio (Class I) [25]	0.85%	--	0.11%	0.96%	--	0.96%
Neuberger Berman AMT Limited Maturity Bond Portfolio (Class I) [25]	0.65%	--	0.08%	0.73%	--	0.73%
Neuberger Berman AMT Socially Responsive Portfolio (Class I) [25,26]	0.85%	--	0.89%	1.74%	0.24%	1.50%
1	The company or its U.S. affiliates receives varying levels of revenue from each of the Funds available through the contract. See Expenses of the Funds, page 17, for additional information.

2

The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI) as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

2a

The amounts shown are estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are based on estimated amounts for the current fiscal year as it had not had a full year of operations as of December 31, 2004. Other Expenses for this Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses.

3

A portion of the brokerage commissions that the ING AIM Mid Cap Growth and ING Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.87% and 0.90%, respectively. This arrangement may be discontinued at any time.

4

The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Because the Class I shares for these Portfolios had not commenced operations as of December 31, 2004, expenses are based on each Portfolio's actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI), as adviser to each Portfolio, has agreed. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses.

4a

The amounts shown are estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for this Portfolio are based on estimated amounts as Class I shares had not commenced operations as of December 31, 2004 and Class S shares had not had a full year of operations as of December 31, 2004. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses.

5

A portion of the brokerage commissions that the ING Alliance Mid Cap Growth, ING JP Morgan Small Cap Equity, ING Legg Mason Value, ING MFS Mid Cap Growth, ING MFS Total Return, ING Marsico Growth, ING Oppenheimer Main Street, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income Portfolios pay is used to reduce each Portfolio's expenses. Including those reductions and the MFS Voluntary Management fee waiver, the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.74%, 0.87%, 0.81%, 0.62%, 0.63%, 0.75%, 0.60%, 0.65%, and 0.66%, respectively. This arrangement may be discontinued at any time.

8

6

The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for these Portfolios are estimated as they had not commenced operations as of December 31, 2004. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for each Portfolio. Other Expenses for each Portfolio are estimated because it did not have a full calendar year of operations as of December 31, 2004 (the Portfolios' fiscal year end).

7

Directed Services, Inc. (DSI), the adviser, has entered into a written expense limitation agreement with respect to ING FMRSM Earnings Growth, ING JP Morgan Value Opportunities and ING Marsico International Opportunities, under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

8

The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for Class I shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI, as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses.

9

Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for each Portfolio would equal 0.03% for ING JP Morgan Small Cap Equity Portfolio and 0.05% for ING Mercury Focus Value Portfolio. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

10

Directed Services, Inc. (DSI) has voluntarily agreed to waive a portion of its management fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the Net Annual Fund Operating Expenses for the Portfolio for the year ended December 31, 2004 would have been 0.62%. This arrangement may be discontinued by DSI at any time.

11

The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for this Portfolio. Other Expenses for each Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

12

Directed Services, Inc. (DSI), the adviser, has entered into a written expense limitation agreement with respect to this Portfolio under which it will limit expenses of this Portfolio, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of this Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreement, see the Fund's prospectus.

13

Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for each Portfolio would equal 0.05% for ING Mercury Large Cap Growth Portfolio and 0.02% for ING UBS U.S. Allocation Portfolio. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

14

The amounts shown are estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are estimated as it had not commenced operations as of December 31, 2004. Other Expenses for the Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses. Other Expenses for the Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

15

The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for these Portfolios are estimated as they had not commenced operations as of December 31, 2004. Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses. Other Expenses for each Portfolio are estimated because it did not have a full calendar year of operations as of December 31, 2004 (the Portfolios' fiscal year end).

16

Effective December 1, 2004, Management (Advisory) Fees were restated to reflect a decrease as follows: from 0.80% to 0.64% for ING American Century Select Portfolio; from 0.85% to 0.64% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio; and from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio. Effective December 1, 2004, the administrative fees (included in Other Expenses) were restated to reflect an increase/decrease as follows: from 0.20% to 0.02% for ING American Century Select Portfolio, ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING Van Kampen Equity and Income Portfolio and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

9

17

The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for ING American Century Small Cap Value, ING Baron Small Cap Growth, and ING Van Kampen Comstock Portfolios so that the Net Annual Fund Operating Expenses for these Portfolios shall not exceed 1.30%, 1.20%, and 0.88%, respectively, through May 1, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 1.40% for ING American Century Small Cap Value, 1.25% for ING Baron Small Cap Growth and 0.95% for ING Van Kampen Comstock Portfolios.

18

Based on estimated expenses for the current fiscal year. Other Expenses include a Shareholder Services fee of 0.25%. The Distributor of the Fund has contractually agreed to waive all or a portion of its Shareholder Services fee and/or reimburse the Shareholder Services fee for the Portfolio so that Net Annual Fund Operating Expenses do not exceed 0.75% through April 30, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 0.79%.

19

The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio. ING Funds Services, LLC receives an annual administrative fee (included in Other Expenses) equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

20

ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers under Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

21

The amounts shown are the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year.

22

ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. For each Portfolio, the expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

23

The amounts shown are the estimated operating expenses for Class S shares based on the Portfolio's actual operating expenses for Class I shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to the Portfolio, has agreed for the Portfolio. Since the Portfolio has not had a full year of operations, expenses are based on estimated amounts for the current fiscal year. The estimated operating expenses for the Class S shares are based on a ratio of expenses to average daily net assets.

24

Other Expenses include a Shareholder Services Fee of 0.25%. ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of the Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. The amount of expenses proposed to be waived during the current fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreement, see the Fund's prospectus.

25

Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2008 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Growth and Limited Maturity Bond Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Growth and Limited Bond Portfolio's average daily net asset value; and 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

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NBMI has voluntarily committed to waive fees and/or reimburse expenses for an additional 0.20% of the average daily net asset value of the Socially Responsive Portfolio to maintain the Portfolio's net operating expense ratio at 1.30%. NBMI can, at its sole discretion, on at least 30 days' notice terminate this voluntary waiver and/or reimbursement commitment.

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Examples. These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, periodic fees and expenses, including the annual contract charge of $30 (converted to a percentage of assets equal to 0.092%), and Fund fees and expenses.

Example 1: The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum Fund fees and expenses without taking into account any expense reimbursements or fee waivers. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you surrender your contract at the end of the applicable time period:	$914	$1,350	$1,573	$3,310
If you annuitize your contract at the end of the applicable time period:*	$914	$925	$955	$3,310
If you do not surrender your contract at the end of the applicable time period:	$302	$925	$1,573	$3,310

Example 2: The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the minimum Fund fees and expenses without taking into account any expense reimbursements or fee waivers. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you surrender your contract at the end of the applicable time period:	$798	$995	$955	$2,075
If you annuitize your contract at the end of the applicable time period:*	$798	$555	$955	$2,075
If you do not surrender your contract at the end of the applicable time period:	$179	$555	$955	$2,075

*

If the contract's Annuity Commencement Date occurs during the first two Contract Years following the date the contract was issued, a surrender charge is deducted and the expenses shown in year one reflect this deduction.

We and certain of our insurance company affiliates offer other variable annuity contracts which also invest in the Funds. These contracts may have charges that could affect the value of their subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent or call 1-877-884-5050.

For performance information and Condensed Financial Information, see Appendix C.

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RELIASTAR LIFE

ReliaStar Life Insurance Company is a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"). ING is a global financial institution active in the fields of insurance, banking and asset management. We offer individual life insurance and annuities, employee benefits and retirement contracts. Our home office is located at 20 Washington Avenue South, Minneapolis, Minnesota 55401 (612-372-5597).

The contracts described in this prospectus are nonparticipating. The capital and surplus of ReliaStar Life should be considered as bearing only upon the ability of ReliaStar Life to meet its obligations under the contracts.

ReliaStar Life is a charter member of the Insurance Marketplace Standard Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT

The Variable Account is a separate account of ReliaStar Life established by the Board of Directors of ReliaStar Life on November 12, 1981, pursuant to the laws of the State of Minnesota. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, ReliaStar Life or the Funds. ReliaStar Life has complete ownership and control of the assets in the Variable Account, but these assets are held separately from ReliaStar Life's other assets and are not part of ReliaStar Life's general account.

The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities incurred in any other business that ReliaStar Life may conduct. ReliaStar Life has the right to transfer to its general account any assets of the Variable Account which are in excess of such reserves and other liabilities. The income, if any, and gains and losses, realized or unrealized, of the Variable Account will be credited to or charged against the Variable Account in accordance with the contracts supported by the Variable Account, without regard to the other income, gains or losses of ReliaStar Life.

Purchase payments allocated to the Variable Account under a contract are invested in one or more subaccounts of the Variable Account, as selected by you, the Owner. The future Variable Account Contract Value depends primarily on the investment performance of the Funds whose shares are held in the subaccounts selected.

INVESTMENTS OF THE VARIABLE ACCOUNT

When you apply for a contract, you can allocate purchase payments to one or more of the available subaccounts. Each subaccount invests in shares of one of the Funds at its net asset value. As Owner, you can change a purchase payment allocation for future purchase payments and can transfer all or part of the values in a subaccount to another subaccount. An Owner may make transfers to the Fixed Account from the Variable Account at any time.

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See Appendix B to this prospectus for information about the investment adviser/subadviser and the investment objective of each available Fund. Certain Funds offered under the contract have names, investment objectives and policies similar to the names, investment objectives and policies of other funds managed by the Fund's investment adviser. The investment results of a Fund, however, may be higher or lower than those of other funds managed by the same adviser. There can be no assurance, and no representation is made, that the investment results of any Fund will be comparable to those of another fund managed by the same investment adviser.

More detailed information about the Funds can be found in the current prospectus and Statement of Additional Information for each Fund. These prospectuses accompany this prospectus in a book entitled "Variable Product Investment Options." The Fund prospectuses should be read carefully before any allocation to, or transfers among, the subaccounts.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

ReliaStar Life reserves the right, subject to compliance with the law, to offer additional Funds.

The Funds are available to registered separate accounts of ReliaStar Life and to insurance companies other than ReliaStar Life, offering variable annuity contracts and variable life insurance policies. ReliaStar Life currently does not foresee any disadvantages to Owners resulting from the Funds selling shares to fund products other than the contracts. However, there is a possibility that a material conflict may arise between Owners whose Contract Values are allocated to the Variable Account and the owners of variable life insurance policies and variable annuity contracts issued by ReliaStar Life or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Funds. In the event of a material conflict, ReliaStar Life will take any necessary steps, including removing the Fund from the Variable Account, to resolve the matter. The Board of Directors or Trustees of each Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Fund prospectus for more information.

Reinvestment
The Funds have, as a policy, the distribution of income, dividends and capital gains. However, under the contracts there is an automatic reinvestment of such distributions.
Addition, Deletion or Substitution of Fund Shares

ReliaStar Life reserves the right, subject to applicable law and any required regulatory approvals, to make additions to, deletions from or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase:

  ReliaStar Life reserves the right to establish additional subaccounts of the Variable Account, each of which would invest in shares corresponding to a new or another investment company portfolio, or delete subaccounts. Any new subaccounts may be made available to existing Contract Owners on a basis to be determined by ReliaStar Life.

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  ReliaStar Life may, in its sole discretion, eliminate one or more subaccounts or close such subaccounts to new premium or transfers, if marketing needs, tax or regulatory considerations or investment conditions warrant.

  If the shares of a Fund are no longer available for investment, or if, in ReliaStar Life's judgment, further investment in a Fund should become inappropriate in view of the purposes of the Variable Account or when, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant, ReliaStar Life may redeem the shares of that Fund and substitute shares of another registered open-end investment company. The new Funds may have higher fees and charges than the ones they replaced.

  In the event of any such substitution, deletion or change, we may make such changes as may be necessary or appropriate to reflect such substitution, deletion or change. If all or a portion of your investments are allocated to any of the current Funds that are being substituted for or deleted on the date such action is announced, you may transfer the portion of the Accumulation Value affected without payment of a transfer charge to available subaccounts.

  If deemed by us to be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under the 1940 Act in the event such registration is no longer required or it may be combined with our other separate accounts.

CHARGES MADE BY RELIASTAR LIFE

  We deduct the charges described below to cover our costs and expenses, the services we provide and the risks we assume under the contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Surrender Charge (Contingent Deferred Sales Charge)

  No deduction for a sales charge is made from purchase payments. However, a surrender charge (which may be deemed a contingent deferred sales charge) may be assessed. This charge is intended to reimburse ReliaStar Life for expenses relating to the sale of the contracts, including commissions to sales personnel, costs of sales material and other promotional activities and sales administration costs.

  If part or all of a contract's value is surrendered or, except for contracts issued in the State of Washington, if the contract's Annuity Commencement Date occurs within the first two years after the contract is issued, surrender charges may be assessed by ReliaStar Life.

In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn will be the amount you specified, adjusted by any applicable surrender charge.

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  Computation of Surrender Charges -- For purposes of determining surrender charges, surrenders shall first be taken from Old Purchase Payments until they are exhausted, then from New Purchase Payments until they are exhausted and thereafter from Contract Earnings.

"New Purchase Payments" are those contract purchase payments received by ReliaStar Life during the Contract Year in which the surrender occurs or in the five immediately preceding Contract Years;
"Old Purchase Payments" are those contract purchase payments not defined as New Purchase Payments; and
"Contract Earnings" at any Valuation Date is the Contract Value less the sum of New Purchase Payments and Old Purchase Payments.

  Total Surrenders; Amount of Surrender Charge -- The surrender charge for a total surrender is determined by multiplying the amount of each New Purchase Payment surrendered, that is not eligible for a free surrender, by the applicable surrender charge percentage as set forth in the following table:

Surrender Charge Percentage Table
Contract Year of Surrender Minus Contract Year of Purchase Payment	Surrender Charge as a Percentage of Each Purchase Payment
0-1	6%
2-3	5
4-5	4
6 and later	0

  Free Surrenders -- Surrenders taken from the following amounts ("Free Surrenders") are not subject to a surrender charge during any Contract Year: (a) any Old Purchase Payments not already surrendered; (b) 10% of all New Purchase Payments that have been received by ReliaStar Life (with the exception of systematic withdrawals, this does not apply to surrenders made during the first Contract Year nor to any surrenders after the first surrender made in each Contract Year thereafter); and (c) any contract earnings being surrendered.

  Partial Surrenders -- The amount of the partial surrender subject to a surrender charge is determined by dividing (a) the portion of each New Purchase Payment to be surrendered which is not eligible for a Free Surrender by (b) one minus the applicable surrender charge percentage from the Surrender Charge Percentage Table set forth above. The resulting amount for each New Purchase Payment to be surrendered is then multiplied by the applicable surrender charge percentage from the Surrender Charge Percentage Table shown above to arrive at the amount of surrender charge to be assessed. The total of the amount surrendered will be subject to the surrender charge.

  If the surrender charge is less than the Contract Value that remains immediately after surrender, it will be deducted proportionately from the subaccounts that make up such Contract Value. If the surrender charge is more than such remaining Contract Value, the portion of the surrender charge that can be deducted from such remaining Contract Value will be so deducted and the balance will be deducted from the surrender payment. In computing surrenders, any portion of a surrender charge that is deducted from the remaining Contract Value will be deemed a part of the surrender.

In addition, we reserve the right to assess a partial surrender fee. This fee is the lesser of 2% of the partial surrender amount or $25. We currently do not assess this fee.

15

Annual Contract Charge

  Each year on the Contract Anniversary, ReliaStar Life deducts an annual contract charge of $30 from the Contract Value. ReliaStar Life will not increase the annual contract charge. In any Contract Year when a contract is surrendered for its full value on other than the Contract Anniversary, the annual contract charge will be deducted at the time of such surrender. If a Fixed Annuity payment or a Variable Annuity payment is selected, then the annual contract charge will be assessed and deducted in equal installments from each annuity payment. When more than one annuity is selected, then a separate annual contract charge will be assessed against each annuity.

Waiver of Charges

  Waiver of Annual Contract Charge -- ReliaStar Life reserves the right to waive the annual contract charge for contracts applied for on or after September 1, 1998 where the cumulative purchase payments, less any cumulative partial surrenders, exceed $50,000. ReliaStar Life reserves the right to reinstate the annual contract charge on contracts previously qualifying for the waiver, if the cumulative purchase payments, less any cumulative partial surrenders, equals or falls below $50,000 or if ReliaStar Life withdraws the waiver of the charge.

ReliaStar Life will not waive the annual contract charges assessed and deducted from annuity payments.

  Waiver of Surrender Charge -- Under certain circumstances as defined in the contract and the rider(s) related to the provisions below, beginning one year after the effectiveness of the rider(s) ReliaStar Life will permit the Contract Owner to access his or her money in the contract. ReliaStar Life will permit a full or partial surrender without a surrender charge (1) if the Contract Owner becomes terminally ill; (2) if the Contract Owner becomes confined to a skilled nursing facility or hospital; and (3) if and so long as the Contract Owner is disabled. If the Contract Owner is unemployed for at least 90 consecutive days the Owner can take, on a one time basis, up to 50% of the Contract Value of the contract without incurring a surrender charge.

These waivers are subject to the specific provisions of the rider(s) and may not be available in all states.
Mortality Risk Premium

  The Variable Annuity payments made to Annuitants will vary in accordance with the investment performance of the subaccounts selected by the Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving annuity payments from the Variable Account. ReliaStar Life assumes this "mortality risk" and has guaranteed the annuity rates incorporated in the contract, which cannot be changed.

  To compensate ReliaStar Life for assuming this mortality risk and the mortality risk that Beneficiaries of Annuitants dying before the Annuity Commencement Date may receive amounts in excess of the then current Contract Value (see "Death Benefit Before the Annuity Commencement Date"), ReliaStar Life deducts a mortality risk premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.85% of the daily Contract Values under the Variable Account.

Once it is set, ReliaStar Life may not change the rate charged for the mortality risk premium under any contract.
Expense Risk Premium

  ReliaStar Life will not increase charges for administrative expenses regardless of its actual expenses. To compensate ReliaStar Life for assuming this expense risk, ReliaStar Life deducts an expense risk premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.40% of the daily Variable Account Contract Values.

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Once it is set, ReliaStar Life may not change the rate of the expense risk premium under any contract.
Administration Charge

  ReliaStar Life deducts a daily administration charge from the Variable Account Contract Value in an amount equal to an annual rate of 0.15% of the daily Contract Values under the Variable Account. This charge is deducted to reimburse ReliaStar Life for the cost of providing administrative services under the contracts and the Variable Account. ReliaStar Life may not change the rate of the administration charge under any contract.

Once it is set, ReliaStar Life may not change the rate of the administration charge under any contract.
Transfer Charge

  We currently assess a transfer charge of $25 per transfer for transfers between the subaccounts or the Fixed Account after the 24th transfer in a Contract Year. We reserve the right to charge up to $25 on all transfers and to limit the number of transfers.

Premium and Other Taxes

  Various states and other governmental entities levy a premium tax, currently ranging up to 4%, on annuity contracts issued by insurance companies. If the Owner of the contract lives in a governmental jurisdiction that levies such a tax, ReliaStar Life will pay the taxes when due and reserves the right to deduct the amount of the tax either from purchase payments as they are received or from the Contract Value at the Annuity Commencement Date (immediately before the Contract Value is applied to an annuity form) as permitted or required by applicable law.

  Premium tax rates are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the purchaser of a contract will not be able to accurately determine the premium tax applicable to the contract. ReliaStar Life reserves the right to deduct charges for any other tax or economic burden resulting from the application of the tax laws that it determines to be applicable to the contract.

General: Reduction or Waiver of Charges or Minimum Purchase Payments

  Any of the charges under the contract, as well as the minimum purchase payment requirements set forth in this prospectus, may be reduced due to special circumstances that result in lower sales, administrative or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to ReliaStar Life's policy and Contract Owners or those of affiliated insurance companies or sales to employees or clients of ReliaStar Life or ReliaStar Life's affiliates. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected policy or Contract Owners and owners of all other contracts funded by the Variable Account.

Expenses of the Funds

  As shown in the Fund Expense Table which begins on page 6 of this prospectus, each Fund deducts management fees from the amounts allocated to the Funds. In addition, each Fund deducts other expenses which may include service fees which are used to compensate service providers, including the company and its affiliates, for administrative and Contract Owner services provided on behalf of the Fund. Furthermore, certain Funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares. For a more complete description of the Funds' fees and expenses, review each Fund's prospectus.

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  The company, or its U.S. affiliates, receives from each of the Funds or the Funds' affiliates varying levels and types of revenue with respect to each of the Funds available through the contract. In terms of the total dollar amounts received, the greatest amount of revenue comes from assets allocated to Funds managed by ING Investments, LLC or other company affiliates, which Funds are either not subadvised or are subadvised by another company affiliate. Assets allocated to Funds managed by a company affiliate, Directed Services, Inc., for example, but which are subadvised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated Funds generate the least amount of revenue.

Types of Revenue Received from Affiliated Funds

  Affiliated Funds are (a) Funds managed by ING Investments, LLC or other company affiliates, which Funds are either not subadvised or are subadvised by another company affiliate; and (b) Funds managed by a company affiliate but which are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated Funds and/or their affiliates may include:
Service fees that are deducted from Fund assets and included within the "Other Expenses" column of the Fund Expense Table which begins on page 6 of this prospectus; and

  Revenues which may be based either on an annual percentage of average net assets held in the Fund by the company or a percentage of the management fees shown in the Fund Expense Table. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For Funds subadvised by unaffiliated third parties, once the subadviser has been paid, the adviser may share a portion of the remaining management fee with the company. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Types of Revenue Received from Unaffiliated Funds

  Revenue~~s~~ received from each of the unaffiliated Funds or their affiliates are based on an annual percentage of the average net assets held in that Fund by the company. Some unaffiliated Funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the company from unaffiliated Funds and/or their affiliates may include:
For certain Funds, compensation paid from 12b-1 fees or service fees that are deducted from Fund assets. Any such fees deducted from Fund assets are disclosed in the Fund Expense Table; and

  Additional payments for administrative, recordkeeping or other services which we provide to the Funds or their affiliates or as an incentive for us to make the Funds available through the contract. These additional payments are not disclosed in the Fund Expense Table. These additional payments may be used by us to finance distribution of the contract.

  The three unaffiliated Fund families which currently have Funds offered through the contract, ranked according to total dollar amounts they paid to the company or its affiliates in 2004, are as follows:

Fidelity Variable Insurance Product Portfolios;
Neuberger Berman AMT Portfolios; and
American Funds Insurance Series

  If the revenues received from affiliated Funds were included in this list, payments to the company or its affiliates by ING Investments, LLC and other company affiliates would be at the top of the list.

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  Management personnel of the company and of its affiliated broker-dealers may receive additional compensation if the overall amount of investments in Funds advised by company affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other contracts issued by the company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

ADMINISTRATION OF THE CONTRACTS

  ReliaStar Life assumes the responsibilities of performing certain administrative functions relating to the contracts and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account and the subaccounts and maintaining records of the name, address, taxpayer identification number, contract number, type of contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the contracts. These administrative functions are located at the ING Service Center, P.O. Box 5050, Minot, North Dakota 58703; Telephone 1-877-884-5050.

THE CONTRACTS

  The contracts are designed for sale as non-qualified contracts and also for retirement plans which may be Qualified Plans. A single purchase payment can be made for a deferred annuity or subsequent purchase payments can be made up to the maximum level of funding set forth below. The minimum amount ReliaStar Life will accept as an initial purchase payment is $5,000 for non-qualified contracts and $2,000 for qualified contracts. ReliaStar Life may choose not to accept any subsequent purchase payment for a non-qualified contract if it is less than $500 and for a qualified contract if it is less than $200. ReliaStar Life may also choose not to accept any subsequent purchase payment if the purchase payment together with the Contract Value at the next Valuation Date exceeds $1,000,000. Any purchase payment not accepted by ReliaStar Life will be refunded. ReliaStar Life reserves the right to accept smaller or larger initial and subsequent purchase payments in connection with special circumstances, such as sales through group or sponsored arrangements.

Factors to Consider in the Purchase Decision

  The decision to purchase the contract should be discussed with a qualified financial representative and tax adviser, making sure that you understand the subaccounts it provides, its other features, the risks and potential benefits you will face and the fees and expenses you will incur. You should pay attention to the following issues, among others:

    Long-Term Investment - This contract is a long-term investment and is typically most useful as part of a personal retirement plan. Early withdrawals may expose you to surrender charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time your purchase payments are left in the contract. You should not purchase the contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 591/2.

  Investment Risk - The value of the Funds available under the contract may fluctuate with the markets and interest rates. You should not purchase the contract in order to invest in the Funds if you cannot risk getting back less money than you put in.

  Features and Fees - The fees for the contract reflect costs associated with the features and benefits it provides. As you consider the contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

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    Exchanges - If the contract will be a replacement for another annuity contract, you should compare the two options carefully, compare the costs associated with each and identify additional benefits available under the contract. You should consider whether these additional benefits justify incurring a new schedule of surrender charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

  Tax Favored Arrangement - If you are purchasing the contract through a tax favored arrangement, including Individual Retirement Annuities ("IRAs") and Roth IRAs, you should carefully consider the costs and benefits of the contract (including annuity income benefits) before purchasing the contract. Under the Federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in relation to a Qualified Plan, an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the Qualified Plan itself. However, annuities do provide other features and benefits (such as the Death Benefit or the option of lifetime annuity payments at established rates) which may be valuable to you. You should discuss your alternatives with a qualified tax adviser or registered representative taking into account the additional fees and expenses you may incur in an annuity.

  There may be differences in your contract (such as differences in fees, charges and benefits) from the one described in this prospectus because of the requirements of the state where we issued your contract. Consult your contract for its specific terms.

OTHER PRODUCTS

  We and our affiliates offer various other products with different features and terms than the contracts, and that may offer some or all of the same Funds. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the company's management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract Values allocated to Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact the ING Service Center or your agent/registered representative.

Allocation of Purchase Payments

  Purchase payments can be allocated by the Owner to one or more of the available subaccounts of the Variable Account (see Fund Expense Table and Appendix B) and/or to the Fixed Account (see Appendix A). The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington. Any purchase payment or portion thereof for which no allocation election is made will be returned to the Owner.

  The initial purchase payment will be allocated not later than two business days after receipt, if the application and all information necessary for processing the contract are complete. ReliaStar Life may retain purchase payments for up to five business days while attempting to complete an incomplete application. If the application cannot be made complete within this period, the applicant will be informed of the reasons for the delay and the purchase payment will be returned immediately. Once the completed application is received, the payment must be allocated within two business days. ReliaStar Life will make inquiry to discover any missing information related to subsequent payments. For any subsequent purchase payments, the payments will be credited at the subaccount accumulation unit value next determined after receipt of the purchase payment.

  Upon allocation to subaccounts of the Variable Account, a purchase payment is converted into accumulation units of the subaccount. The amount of the purchase payment allocated to a particular subaccount is divided by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in the Variable Account with respect to the contract. The net investment results of each subaccount vary primarily with the investment performance of the Fund whose shares are held in the subaccount.

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  A Fund may impose a minimum purchase requirement. If that minimum purchase requirement exceeds the aggregate of all purchase payments received by ReliaStar Life, less any redemption of Fund shares resulting from transfers or surrenders, on any given day that are to be applied to a subaccount for the purchase of shares of such Fund, such purchase payments will be refunded.

Subaccount Accumulation Unit Value

  Each subaccount Accumulation Unit was initially valued at $10 when the first Fund shares were purchased. Thereafter the value of each subaccount Accumulation Unit will vary up or down according to a net investment factor, which is primarily based on the investment performance of the applicable Fund. Fund shares in the subaccounts will be valued at their net asset value.

  Dividend and capital gain distributions from a Fund will be automatically reinvested in additional shares of such Fund and allocated to the appropriate subaccount. The number of subaccount Accumulation Units does not increase because of the additional shares, but the accumulation unit value may increase.

Net Investment Factor

  The net investment factor is an index number which reflects charges under the contract and the investment performance during a Valuation Period of the Fund whose shares are held in the particular subaccount. If the net investment factor is greater than one, the value of a subaccount Accumulation Unit has increased. If the net investment factor is less than one, the value of a subaccount Accumulation Unit has decreased. The net investment factor is determined by dividing (1) by (2) then subtracting (3) from the result, where:

(1)	is the net result of:
	(a)	the net asset value per share of the Fund shares held in the subaccount, determined at the end of the current Valuation Period, plus
	(b)	the per share amount of any dividend or capital gain distributions made on the Fund shares held in the subaccount during the current Valuation Period, plus or minus
	(c)	a per share charge or credit for any taxes reserved for which ReliaStar Life determines to have resulted from the investment operations of the subaccount and to be applicable to the contract;
(2)	is the net result of:
	(a)	the net asset value per share of the Fund shares held in the subaccount, determined at the end of the last prior Valuation Period, plus or minus
(b)

  a per share charge or credit for any taxes reserved for during the last prior Valuation Period which ReliaStar Life determines to have resulted from the investment operations of the subaccount and to be applicable to the contract; and

(3)

  is a factor representing the mortality risk premium, the expense risk premium and the administration charge deducted from the subaccount which factor is equal, on an annual basis, to 1.40% of the daily net asset value of the subaccount.

Death Benefit Before the Annuity Commencement Date
If the Owner, including any joint Owner, dies before the Annuity Commencement Date, the Beneficiary will be entitled to receive the Death Benefit. The Death Benefit will be:
(1)

  if any Owner (including the Annuitant) dies on or before the first day of the month following the Owner's 85th birthday, the greater of (i) the Contract Value on the Death Benefit Valuation Date; or (ii) the sum of the purchase payments received by ReliaStar Life under the contract to the Death Benefit Valuation Date, less any surrender payments previously made by ReliaStar Life; or (iii) the Contract Value on the Specified Contract Anniversary (immediately preceding the Owner's death), plus any Purchase Payments and reduced by any surrender payments since that anniversary;

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(2) if any Owner (including the Annuitant) dies after the first day of the month following the Owner's 85th birthday, the Contract Value on the Death Benefit Valuation Date.

  If a single sum is requested, it will be paid within seven days after the Death Benefit Valuation Date. If an annuity form is requested, it may be any annuity form permitted by Section 72(s) of the Code and which ReliaStar Life is willing to issue. An annuity form selection must be in writing and must be received by ReliaStar Life within 60 days after the date of the Owner's death, otherwise the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the contract will be canceled.

  If the only Beneficiary is the Owner's surviving spouse, such spouse may continue the contract as the Owner and then (1) select a single sum payment or (2) select any annuity form which does not exceed such spouse's life expectancy.

  If the Beneficiary elects to receive annuity payments under an annuity form, the amount and duration of payments may vary depending on the annuity form selected and whether Fixed and/or Variable Annuity payments are requested. (See "Annuity Provisions.") Repayments cannot extend beyond the life or life expectancy of the Beneficiary.

Death Benefit After the Annuity Commencement Date
If the Annuitant dies after the Annuity Commencement Date, the Death Benefit, if any, shall be as stated in the annuity form in effect.
Surrender (Redemption)

  If a written request is received by ReliaStar Life from the Owner before the Annuity Commencement Date, all or part of the Contract Value will be paid to the Owner after deducting any applicable surrender charge and taxes. (See "Surrender Charge (Contingent Deferred Sales Charge).")

  Partial surrenders must be at least $500. No partial surrender can cause the Contract Value to fall below $1,000. If a total surrender occurs other than on a Contract Anniversary, the annual contract charge will be deducted from the Contract Value before the surrender payment is made. ReliaStar Life reserves the right to assess a processing fee not to exceed the lesser of 2% of the partial surrender amount or $25. No processing fee will be charged in connection with total surrenders.

  ReliaStar Life may require that the contract be returned before a surrender takes place. A surrender will take place on the next Valuation Date after the requirements for surrender are completed and payment will be made within seven days after such Valuation Date. Unless the Owner requests a partial surrender to be made from the Fixed Account or particular subaccounts, a partial surrender will be taken proportionately from the Fixed Account and all subaccounts on a basis that reflects their proportionate percentage of the Contract Value.

  If the Contract Value after all charges is less than $1,000, ReliaStar Life can cancel the contract on any Contract Anniversary or, if such Contract Anniversary is not a Valuation Date, on the next Valuation Date thereafter by paying to the Owner the Contract Value as of such Valuation Date.

  If the contract is purchased as a "tax-sheltered annuity" under Section 403(b) of the Code, it is subject to certain restrictions on redemption imposed by Section 403(b)(11) of the Code. (See "Tax-Sheltered Annuities.")

  Surrender payments may be taxable and in addition may be subject to a 10% tax penalty if before age 591/2. Consideration should be given to the tax implications of a surrender before making a surrender request, including a surrender in connection with a Qualified Plan.

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Systematic Withdrawals

  Systematic withdrawals, which are a specialized form of partial surrenders (see "Surrender (Redemption)"), are offered for both Qualified Plan contracts and for non-qualified contracts. To start systematic withdrawals, the Contract Value must be at least $25,000. The Owner may elect to take systematic withdrawals from subaccounts by surrendering a specified dollar amount or percentage of cumulative purchase payments on a monthly, quarterly, semi-annual or annual basis. The minimum amount of any systematic withdrawal is $100. Systematic withdrawals can be taken from Variable Account Contract Value and/or Fixed Account Contract Value, but are limited annually to 10% of total cumulative purchase payments made under the contract. A surrender charge will be imposed on the amount of any systematic withdrawal, which is not a Free Surrender. (See "Surrender Charge (Contingent Deferred Sales Charge).") Systematic withdrawals can be discontinued by the Owner if the Contract Value falls below $10,000 or at any time by writing to ReliaStar Life's administrative office in Minot, North Dakota.

  ReliaStar Life reserves the right to modify or discontinue offering systematic withdrawals; however, any such modification or discontinuation will not affect any systematic withdrawal programs already commenced. While ReliaStar Life does not currently charge a processing fee for partial surrenders under this program, it reserves the right to charge a processing fee not to exceed the lesser of 2% of the systematic withdrawal payment or $25.

Systematic withdrawals may be subject to tax, including a penalty tax, and you should consult with a qualified tax adviser before requesting any systematic withdrawal. (See "Taxation of Annuities.")

  Contract Owners interested in participating in the systematic withdrawal program can obtain a separate application form and full information about the program and its restrictions from their registered representative.

Transfers

  Before the Annuity Commencement Date, the Owner may transfer amounts between subaccounts or from the subaccounts to the Fixed Account subject to certain conditions we or the Funds may impose. See "Excessive Trading." Subject to certain restrictions, amounts may also be transferred from the Fixed Account to the subaccounts. Currently, these are our methods by which transfers may be made: in writing, by telephone or fax, by dollar cost averaging and by portfolio rebalancing.

Written Transfers

  Before the Annuity Commencement Date -- Before the Annuity Commencement Date the Owner may request a transfer in writing, subject to any conditions or charges the Funds whose shares are involved may impose, of all or part of a subaccount's value to other subaccounts or to the Fixed Account. The transfer will be made on the first Valuation Date after the request for such a transfer is received by ReliaStar Life. Before the Annuity Commencement Date, transfers may also be made from the Fixed Account to the Variable Account, provided, that:

transfers may only be made during the period starting 30 days before and ending 30 days after the Contract Anniversary and only one transfer may be made during each such period;

  no more than 50% of the Fixed Account Contract Value may be the subject of any such transfer (unless the balance, after such transfer, would be less than $1,000, in which case the full Fixed Account Contract Value may be transferred); and

such transfer must involve at least $500 (or the total Fixed Account Contract Value, if less).

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  Currently, there is a $25 charge for each transfer in excess of 24 per Contract Year, plus any charge that may be made by the Funds. For purposes of this restriction, reallocations pursuant to the ReliaStar Life dollar cost averaging, portfolio rebalancing and systematic withdrawal services currently do not constitute transfers and multiple transfers on a single day currently constitute a single transfer. The company reserves the right to charge a transfer fee not to exceed $25 per transfer on any transfer and to limit the number of transfers.

  After the Annuity Commencement Date -- After the Annuity Commencement Date, an Annuitant who has selected Variable Annuity Payments can request transfer of Annuity Unit values in the same manner and subject to the same requirements as for an Owner-transfer of subaccount Accumulation Unit values.

No transfers may be made to or from the Fixed Account after the Annuity Commencement Date.
Telephone/Fax Instructions -- An Owner is allowed to enter the following types of instructions either by telephone or by fax if he or she completes a telephone/fax instruction authorization form:
transfers between Funds;
surrenders;
changes of allocations among Fund options;
change of source Funds for systematic withdrawals; and
change of source Funds for variable annuitization payouts.

  If you complete the telephone/fax form, you thereby agree that ReliaStar Life will not be liable for any loss, liability, cost or expense when it acts in accordance with the telephone/fax instructions received. If a telephone/fax transaction, is later determined not to have been made by you or was made without your authorization and a loss results, you bear the risk of this loss. Any fax requests are considered telephone requests and are bound by the conditions in the telephone/fax authorization form. Any fax request should include your name, daytime telephone number, contract number and the names of the subaccounts from which and to which money will be transferred or surrendered and the allocation percentage. ReliaStar Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event ReliaStar Life does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

The conditions applicable to Written Transfers also apply to Telephone/Fax Transfers, dollar cost averaging transfers and portfolio rebalancing.

  Limits on Frequent or Disruptive Transfers. The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a Fund and raise its expenses through:

Increased trading and transaction costs;
Forced and unplanned portfolio turnover;
Lost opportunity costs; and
Large asset swings that decrease the Fund's ability to provide maximum investment return to all Contract Owners.

  This in turn can have an adverse effect on Fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

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  We monitor transfer activity. If an individual's or organization's transfer activity (1) exceeds our then-current monitoring standard for excessive trading, (2) is identified as problematic by an underlying Fund (even if the activity does not exceed our monitoring standard for excessive trading), or (3) is determined, in our sole discretion, to be not in the best interests of other Contract Owners we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of transfer privileges via facsimile, telephone, email and internet, and transfer privileges will be limited to submission by regular U.S. mail for a period of six months. At the end of that period, electronic transfer privileges will be reinstated. If there is another violation after electronic transfer privileges have been reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

  Additionally, if such transfer activity is initiated by a market-timing organization or an individual or other party authorized to give transfer instructions on behalf of multiple Contract Owners, we will also take the following actions, without prior notice:

Not accept transfer instructions from an agent acting on behalf of more than one Contract Owner; and
Not accept preauthorized transfer forms from market timers or other entities acting on behalf of more than one Contract Owner at a time.

  Our current definition of excessive trading is more than one purchase and sale of the same underlying Fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs (including reoccurring rebalancing transactions under corporate owned contracts) and transfers involving certain de minimis amounts when determining whether transfer activity is excessive. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular Fund, at any time without prior notice, depending on, among other factors, the needs of the underlying Fund(s), the best interests of Contract Owners and Fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all Contract Owners or, as applicable, to all Contract Owners investing in the underlying Fund.

  In addition, if an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved, even though the transfer activity may not fall within our then current definition of excessive trading, we will take the same actions as are described above to limit frequent transfers.

  The company does not allow exceptions to our excessive trading policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, Fund performance and management may be adversely affected, as noted above.

  Limits Imposed by the Funds. Orders for the purchase of Fund shares may be subject to acceptance or rejection by the underlying Fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding Fund is not accepted by the Fund for any reason.

  Dollar Cost Averaging Transfers -- You can direct ReliaStar Life to automatically transfer a fixed dollar amount or a specified percentage of subaccount value to any one or more other subaccounts or to the Fixed Account over time. No transfers from the Fixed Account are permitted under this service. The minimum transfer amount is $100. Transfers may be made on a monthly, quarterly, semi-annual or annual basis. ReliaStar Life makes no guarantees that dollar cost averaging will result in a profit or protect against loss. You can discontinue dollar cost averaging at any time by notifying ReliaStar Life in writing. Contract Owners interested in dollar cost averaging can obtain an application form and full information concerning this service and its restrictions from their registered representatives.

  ReliaStar Life reserves the right to modify or discontinue offering dollar cost averaging. Any such modification or discontinuation would not affect dollar cost averaging transfer programs already commenced. Although ReliaStar Life currently charges no fees for transfers made under the dollar cost averaging program, it reserves the right to charge a processing fee for dollar cost averaging transfers not to exceed $25 per transfer.

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  Portfolio Rebalancing Service -- You may request this service if your Contract Value is at least $25,000. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation among subaccounts of the Variable Account. You may also have your allocation of future premium payments changed to be equal to this specified percentage allocation. Transfers made under this service may be made on a quarterly, semi-annual or annual basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives. This service will be discontinued if your Contract Value falls below $10,000.

  You can discontinue portfolio rebalancing at any time by notifying ReliaStar Life in writing. Contract Owners interested in portfolio rebalancing can obtain an application form and full information concerning this service and its restrictions from their registered representatives. ReliaStar Life reserves the right to modify or discontinue offering portfolio rebalancing. Although ReliaStar Life currently charges no fees for transfers made under the portfolio rebalancing program, it reserves the right to charge a processing fee for portfolio rebalancing transfers not to exceed $25 per transfer.

Assignments

  If the contract is issued pursuant to or in connection with a Qualified Plan, it cannot be sold, transferred, pledged or assigned to any person or entity other than ReliaStar Life. In other circumstances, an assignment of the contract is permitted, but only before the Annuity Commencement Date, by giving ReliaStar Life the original or a certified copy of the assignment. ReliaStar Life shall not be bound by any assignment until it is actually received by ReliaStar Life and shall not be responsible for the validity of any assignment. Any payments made or actions taken by ReliaStar Life before ReliaStar Life actually receives any assignment shall not be affected by the assignment. An assignment may have tax consequences. (See "Taxation of Annuities.")

Contract Owner and Beneficiaries

  Unless someone else is named as the Owner in the application for the contract, the applicant is the Owner of the contract and before the Annuity Commencement Date may exercise all of the Owner's rights under the contract. No more than two (2) natural persons may be named as Owner.

  The Owner may name a Beneficiary and a Successor Beneficiary. In the event an Owner dies before the Annuity Commencement Date, the Beneficiary shall receive a Death Benefit as provided in the contract. In the event an Owner dies on or after the Annuity Commencement Date, the Beneficiary, if the annuity form in effect at the Owner's death so provides, may continue receiving payments, be paid a lump sum or be paid nothing. If the Beneficiary or Successor Beneficiary is not living on the date payment is due or if no Beneficiary or Successor Beneficiary has been named, the Owner's estate will receive the applicable proceeds.

  A person named as an Annuitant, a Beneficiary or a Successor Beneficiary shall not be entitled to exercise any rights relating to the contract or to receive any payments or settlements under the contract or any annuity form, unless such person is living on the earlier of (a) the day due proof of death of the Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by ReliaStar Life or (b) the tenth day after the death of the Owner, the Annuitant or the Beneficiary, whichever is applicable.

Unless different arrangements have been made with ReliaStar Life by the Owner, if more than one Beneficiary is entitled to payments from ReliaStar Life the payments shall be in equal shares.

  Before the Annuity Commencement Date, the Owner may change the Annuitant, the Beneficiary or the Successor Beneficiary by giving ReliaStar Life written notice of the change, but the change shall not be effective until actually received by ReliaStar Life. Upon receipt by ReliaStar Life of a notice of change, the change will be effective as of the date it was signed but shall not affect any payments made or actions taken by ReliaStar Life before ReliaStar Life received the notice and ReliaStar Life shall not be responsible for the validity of any change.

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Contract Inquiries
Inquiries regarding a contract may be made by writing to the ING Service Center, P.O. Box 5050, Minot, North Dakota 58703, or by calling 1-877-884-5050.
ANNUITY PROVISIONS
Annuity Commencement Date

  The Owner selects the Annuity Commencement Date, which must be the first day of a month, when making application for the contract. The date will be the first day of the month following the Annuitant's 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar Life. The earliest Annuity Commencement Date is the issue date. However, if the Annuity Commencement Date selected by the Owner does not occur on a Valuation Date at least 60 days after the date on which the contract was issued, ReliaStar Life reserves the right to adjust the Annuity Commencement Date to the first Valuation Date after the Annuity Commencement Date selected by the Owner which is at least 60 days after the contract issue date. If the Annuity Commencement Date occurs before the second Contract Anniversary, ReliaStar Life will deduct surrender charges. (See "Surrender Charge (Contingent Deferred Sales Charge).") The latest Annuity Commencement Date is the later of the Annuitant's age 85 or ten years after the contract issue date.

  The Owner may change an Annuity Commencement Date selection by written notice received by ReliaStar Life at least 30 days before both the Annuity Commencement Date currently in effect and the New Annuity Commencement Date. The new date selected must satisfy the requirements for an Annuity Commencement Date.

Annuity Form Selection

  The Owner may select a Variable Annuity form, a Fixed Annuity form or both, with payments starting at the Annuity Commencement Date when making application for the contract. Thereafter, the Owner may change the annuity form(s) by written notice received by ReliaStar Life before the Annuity Commencement Date. If no election has been made before the Annuity Commencement Date, ReliaStar Life will apply the Fixed Account Contract Value to provide a Fixed Annuity and the Variable Account Contract Value to provide a Variable Annuity, both in the form of a Life Annuity with Payments Guaranteed for ten years (120 months), which shall be automatically effective.

Annuity Forms
Variable Annuity Payments and Fixed Annuity Payments are available in any of the following annuity forms:

  Life Annuity -- An annuity payable on the first day of each month during the Annuitant's life, starting with the first payment due according to the contract. Payments cease with the payment made on the first day of the month in which the Annuitant's death occurs. It would be possible under this annuity form for the Annuitant to receive only one payment if he or she died before the second annuity payment, only two payments if he or she died before the third annuity payment, etc.

  Life Annuity With Payments Guaranteed for Ten Years (120 Months) or 20 Years (240 Months) -- An annuity payable on the first day of each month during the Annuitant's life, starting with the first payment due according to the contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first day of the month in which the Annuitant's death occurs. If all of the guaranteed payments have not been made before the Annuitant's death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

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  Joint and Full Survivor Annuity -- An annuity payable on the first day of each month during the Annuitant's life and the life of a named person (the "Joint Annuitant"), starting with the first payment due according to the contract. Payments will continue while either the Annuitant or the joint Annuitant is living and cease with the payment made on the first day of the month in which the death of the Annuitant or the joint Annuitant, whichever lives longer, occurs. There is no minimum number of payments guaranteed under this annuity form. Payments cease upon the death of the last survivor of the Annuitant and the joint Annuitant regardless of the number of payments received.

ReliaStar Life also has other annuity forms available and information about them can be obtained by writing to ReliaStar Life.
Frequency and Amount of Annuity Payments

  Annuity payments will be paid as monthly installments, unless the Annuitant and ReliaStar Life agree to a different payment schedule. However, if the Contract Value at the Annuity Commencement Date is less than $5,000, ReliaStar Life may pay the Contract Value in a single sum and the contract will be canceled. Also if a monthly payment would be or becomes less than $50, ReliaStar Life may change the frequency of payments to intervals that will result in payments of at least $50 each. The minimum frequency and amount of annuity payments or the minimum Contract Value required for annuity payments may vary by state.

Annuity Payments

  The amount of the first Fixed Annuity payment is determined by applying the Contract Value to be used for a Fixed Annuity at the Annuity Commencement Date to the annuity table in the contract for the Fixed Annuity form selected. The table shows the amount of the initial annuity payment for each $1,000 applied and all subsequent payments shall be equal to this amount. The amount of the first Variable Annuity payment is determined by applying the Contract Value to be used for a Variable Annuity at the Annuity Commencement Date to the annuity table in the contract for the annuity form selected.

  Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the applicable subaccount. Assuming annuity payments are based on the unit values of a single subaccount, the dollar amount of the first annuity payment, determined as set forth above, is divided by the subaccount Annuity Unit Value as of the Annuity Commencement Date to establish the number of Variable Annuity Units representing each annuity payment. This number of Variable Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of the second and each subsequent payment is determined by multiplying the fixed number of Variable Annuity Units by the subaccount Annuity Unit Value for the Valuation Period with respect to which the payment is due. If the monthly payment is based upon the Annuity Unit Values of more than one subaccount, the foregoing procedure is repeated for each applicable subaccount and the sum of the payments based on each subaccount is the amount of the monthly annuity payment.

  The annual contract charge is deducted in equal installments from each Fixed and/or Variable Annuity payment. Premium taxes payable to any governmental entity will be charged against the contracts. (See "Premium and Other Taxes.") Additionally, the mortality and expense risk premiums and the administration charge continue to be deducted from amounts held in the subaccounts during the income or payout phase.

The annuity tables in the contracts are based on the annuity mortality table as defined in the contract.

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  ReliaStar Life guarantees that the dollar amount of each Variable Annuity payment after the first payment will not be affected by variations in expenses (including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payment.

Subaccount Annuity Unit Value

  A subaccount's Variable Annuity Units will initially be valued at $10 each at the time accumulation units with respect to the subaccount are first converted into Variable Annuity Units. The subaccount Annuity Unit Value for any subsequent Valuation Period is determined by multiplying the subaccount Annuity Unit Value for the immediately preceding Valuation Period by the net investment factor for the subaccount for the Valuation Period for which the subaccount Annuity Unit Value is being calculated and multiplying the result by an interest factor to neutralize the assumed investment rate built into the annuity tables contained in the contracts. (See "Net Investment Factor.")

Assumed Investment Rate

  An assumed investment rate of 4% per annum is built into the annuity tables contained in the contracts. If the actual net investment rate on the assets of the Variable Account is the same as the assumed investment rate, Variable Annuity payments will remain level. If the actual net investment rate exceeds the assumed investment rate, Variable Annuity payments will increase and conversely, if it is less than the assumed investment rate, the payments will decrease.

FEDERAL TAX STATUS
Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

Your tax position (or the tax position of the designated Beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and
We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

  We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a qualified tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

  The contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

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  Qualified contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan and receiving distributions from a qualified contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our contract. Because the plan is not part of the contract, we are not bound by any plan's terms or conditions. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Taxation of Non-Qualified Contracts

  Taxation Prior to Distribution. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified contract until a distribution or transfer occurs or until annuity payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the Contract Value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

    Diversification. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as an annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable subaccount must meet certain tests. Each subaccount's corresponding fund has represented that it will meet the diversification standards that apply to your contract. We therefore believe that the Variable Account, through the subaccounts, will satisfy these diversification requirements.

  Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of variable account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the variable account assets would be currently includible in the variable contract owner's gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the variable account may adversely affect the tax treatment of existing contracts. The company therefore reserves the right to modify the contract as necessary to attempt to prevent the Contract Owner from being considered the federal tax owner of a pro rata share of the assets of the Variable Account.

  Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

  Non-Natural Persons. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective Contract Owner that is not a natural person may wish to discuss these with a qualified tax adviser.

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    Delayed Annuity Starting Date. If the contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

Taxation of Distributions

    General. When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value (unreduced by the amount of any surrender charge) immediately before the distribution over the Contract Owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The Contract Value that applies for this purpose is unclear in some respects.

In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the Contract Owner's cost basis in the contract.

  The portion, if any, of a distribution representing "investment on the contract" contributed prior to August 14, 1982, will be treated, for tax purposes, as amounts not included in taxable income. The portion, if any, of a distribution representing "income on the contract" attributable to investment made prior to August 14, 1982, will be treated, for tax purposes as amounts included in gross in come but not subject to the 10% tax penalty on pre-age 591/2 distributions.

    10% Penalty Tax. A distribution from a non-qualified contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

made on or after the taxpayer reaches age 591/2;
made on or after the death of a Contract Owner;
attributable to the taxpayer's becoming disabled; or
made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

  Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A qualified tax adviser should be consulted with regard to exceptions from the penalty tax.

    Tax Free Exchanges. Section 1035 of the Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with a qualified tax adviser regarding procedures for making Section 1035 exchanges.

  If your contract is purchased through a tax free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

First, from any remaining "investment in the contract" made prior to August 14, 1982, and exchanged into the contract;

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Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;
Then, from any remaining "income on the contract"; and
Lastly, from any remaining "investment in the contract."

  The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with a qualified tax adviser prior to proceeding with the transaction.

    Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult a qualified tax adviser before electing a partial annuitization.

  Death Benefits. Amounts may be distributed from a contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract Value and receive payments. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

    Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a contract, or the designation of an Annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A Contract Owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a qualified tax adviser as to the tax consequences.

    Immediate Annuities. Under section 72 of the Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

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      Multiple Contracts. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same Contract Owner during any calendar year be treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such Contract Owner's income when a taxable distribution occurs.

    Withholding. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Taxation of Qualified Contracts

  General. The contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in these Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 591/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the contracts with the various types of qualified retirement plans. Contract Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless the company consents.

  You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated Beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

  Distributions - General. For Qualified Plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 701/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 701/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual Contract Owner reaches age 701/2. Roth IRAs under Section 408A do not require distributions at any time before the Contract Owner's death. Please note that required minimum distributions under qualified contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the contract. This could affect the amount that must be taken from the contract in order to satisfy required minimum distributions.

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  Direct Rollovers. If the contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

  Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

  Corporate and Self-Employed Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the contract. Employers intending to use the contract with such plans should seek qualified advice.

  Individual Retirement Annuities - General. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

Individual Retirement Annuities - Distributions. All distributions from a traditional IRA are taxed as received unless either one of the following is true:
the distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain Qualified Plans in accordance with the Code; or
you made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Code.

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  To avoid certain tax penalties, you and any designated Beneficiary must also meet the minimum distribution requirements imposed by the Code. The requirements do not apply to Roth IRA contracts while the Contract Owner is living. These rules may dictate the following:

start date for distributions;
the time period in which all amounts in your account(s) must be distributed; and
distribution amounts.

  Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 701/2. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

over your life or the joint lives of you and your designated Beneficiary; or
over a period not greater than your life expectancy or the joint life expectancies of you and your designated Beneficiary.

  The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - see below) plans. Different distribution requirements apply after your death.

  If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

  If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2005, your entire balance must be distributed to the designated Beneficiary by December 31, 2010. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated Beneficiary, then payments may be made over either of the following time-frames:

over the life of the designated Beneficiary; or
over a period not extending beyond the life expectancy of the designated Beneficiary.
If the designated Beneficiary is your spouse, distributions must begin on or before the later of the following:
December 31 of the calendar year following the calendar year of your death; or
December 31 of the calendar year in which you would have attained age 701/2.

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  Roth IRA's - General. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Roth IRAs - Distributions. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:
made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
made after you attain age 591/2, die, become disabled as defined in the Code, or for a qualified first-time home purchase.

  If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

  Tax Sheltered Annuities - General. The contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Code section 403(b) plans. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 591/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our contract.

  In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant's right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the contract with 403(b) plans. Contract Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the contract. Contract Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. You should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.

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Tax Sheltered Annuities - Distributions. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:
the distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Code; or
you made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Code.

  Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 701/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986, balance be distributed earlier.

Other Tax Consequences

  As noted above, the foregoing comments about the federal tax consequences under the contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract depend on the individual circumstances of each contract owner or recipient of the distribution. A qualified tax adviser should be consulted for further information.

Possible Changes in Taxation

  Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

Federal Income Tax Withholding

  We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

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Assignments

  Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the company as collateral for a loan.

Taxation of Company

  We are taxed as a life insurance company under the Code. The Variable Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the company.

  The company automatically applies investment income and capital gains attributable to the Variable Account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the Variable Account will be first used to reduce any income taxes imposed on the Variable Account before being used by the company.

  In summary, we do not expect that we will incur any federal income tax liability attributable to the Variable Account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the Variable Account. In this case, we may impose a charge against the Variable Account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the Variable Account, including from your account value invested in the subaccounts.

VOTING OF FUND SHARES

  As long as the Variable Account is registered as a unit investment trust under the 1940 Act and the assets of the Variable Account are allocated to subaccounts that are invested in Fund shares, the Fund shares held in the subaccounts will be voted by ReliaStar Life in accordance with instructions received from the person having voting interests under the contracts as described below. If ReliaStar Life determines pursuant to applicable law or regulation that Fund shares held in the subaccounts and attributable to the contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then ReliaStar Life may vote such Fund shares held in the subaccounts in its own right.

  Before the Annuity Commencement Date, the Owner shall have the voting interest with respect to the Fund shares attributable to the contract. On and after the Annuity Commencement Date, the person then entitled to receive annuity payments shall have the voting interest with respect to the Fund shares. Such voting interest will generally decrease during the annuity payout period.

  Any Fund shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners having a voting interest in the Fund. Any Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account's voting interest in the respective Fund and will be voted in the same manner as are the respective account's vote.

  All Fund proxy material will be sent to persons having voting interests together with appropriate forms which may be used to give voting instructions. Persons entitled to voting interests and the number of votes which they may cast shall be determined as of a record date, to be selected by the Fund, not more than 90 days before the meeting of the applicable Fund.

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Persons having voting interests under the contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of ReliaStar Life.
DISTRIBUTION OF THE CONTRACTS

  Effective January 1, 2004, the company's affiliate, ING Financial Advisers, LLC, became the principal underwriter (distributor) for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

  ING Financial Advisers, LLC offers the securities under the contracts on a continuous basis, however, the contract is no longer available to new purchasers. We pay ING Financial Advisers, LLC under a distribution agreement. For the year ended December 31, 2004, ING Financial Advisers, LLC was paid fees by ReliaStar Life with respect to distribution of the SelectHAnnuity III contract aggregating $73,782.

  Prior to January 1, 2004, Washington Square Securities, Inc. ("WSSI"), a Minnesota corporation and an affiliate of ours, was the principal underwriter (distributor) for the contracts offered by the Variable Account. We paid WSSI under a distribution agreement. For the years ended December 31, 2002 and 2003, WSSI was paid fees by ReliaStar Life with respect to distribution of the SelectHAnnuity III contracts aggregating $182,358 and $153,358, respectively.

Effective January 1, 2004, WSSI merged with Locust Street Securities, Inc. and changed its name to ING Financial Partners, Inc.

  We pay dealer concessions, wholesaling fees, overrides, bonuses, commissions, other allowances and benefits and the costs of all other incentives or training programs from our resources, including the fees and charges imposed under the contracts. Commissions and other distribution compensation will be paid by ReliaStar Life. Generally such payments will not exceed 8% of the purchase payments. In some cases a trail commission based on the Contract Value may also be paid.

  The following list shows the top 25 selling firms that, during 2004, received the most in the aggregate, from us in connection with the sale of all of the company's registered variable annuities, including the contracts, ranked by the total dollars received:

ING Financial Partners, Inc.	National Planning Corporation
Planmember Securities Corporation	Linsco/Private Ledger Corp.
PMG Securities Corporation	Pacific West Securities, Inc.
T.S. Phillips Investments, Inc.	Centaurus Financial, Inc.
Lincoln Investment Planning Inc.	Raymond James Financial Services, Inc.
Royal Alliance Associates, Inc.	Oppenheimer & Co. Inc.
Stuart Securities Corp.	Financial Network Investment Corporation
G L P Investment Services LLC	Mutual Service Corporation
Dominion Investor Services, Inc.	Woodbury Financial Services, Inc.
Legend Equities Corporation	OneAmerica Securities, Inc.
Veritrust Financial, LLC	Pan-American Financial Advisors
SunAmerica Securities, Inc.	Sammons Securities Company, LLC
Brecek & Young Avisors, Inc.

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ANTI-MONEY LAUNDERING

  In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers' identities are properly verified and that premiums are not derived from improper sources.

  Under our anti-money laundering program, we may require Contract Owners, Annuitants and/or Beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

  We may also refuse to accept certain forms of premium payments (travelers cheques, for example) or restrict the amount of certain forms of premium payments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and/or not issuing the contract.

  ReliaStar Life's anti-money laundering program is subject to change without notice to take account of changes applicable in laws or regulations and our ongoing assessment of our exposure to illegal activity.

REVOCATION

  The Contract Owner may revoke the contract at any time between the date of application and the date ten days after receipt of the contract and receive a refund of the Contract Value unless otherwise required by state and/or Federal law. All IRA refunds will be for a return of purchase payments. In order to revoke the contract, it must be mailed or delivered to ReliaStar Life's Contract Administrator at the mailing address shown below or the agent through whom it was purchased. Mailing or delivery must occur on or before ten days after receipt of the contract for revocation to be effective. In order to revoke the contract written notice must be mailed or delivered to:

ReliaStar Life Insurance Company ING Service Center P.O. Box 5050 Minot, North Dakota 58703

  The liability of the Variable Account under this provision is limited to the Contract Value in each subaccount on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by ReliaStar Life.

REPORTS TO OWNERS

  ReliaStar Life will mail to the Contract Owner, at the last known address of record at the administrative office of ReliaStar Life, at least annually after the first Contract Year, a report containing such information as may be required by any applicable law or regulation and a statement showing the Contract Value.

  To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by ReliaStar Life or an affiliate. Call 1-877-884-5050 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports or if you would like to receive one copy for each contract in all future mailings.

40

TRADING - INDUSTRY DEVELOPMENTS

  Like many financial services companies, the company and certain of its U.S. affiliates ("ING U.S.") have received formal and informal requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading of mutual fund shares. In each case ING U.S. has cooperated fully with each request. The company is also reviewing its policies and procedures in this area.

LEGAL PROCEEDINGS
ReliaStar Life is not aware of any pending legal proceedings which involve the variable account as a party.

  We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

  ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

EXPERTS
   The statement of assets and liabilities of ReliaStar Select Variable Account as of December 31, 2004, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, along with the statutory-basis financial statements of ReliaStar Life Insurance Company as of December 31, 2004 and 2003, and for the years then ended, included in the Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon and included herein in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FURTHER INFORMATION

  A Registration Statement under the Securities Act of 1933 has been filed with the SEC, with respect to the contracts described herein. The prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, ReliaStar Life and the contracts. The information so omitted may be obtained from the SEC's principal office in Washington, D.C., upon payment of the fee prescribed by the SEC or examined there without charge. Statements contained in this prospectus as to the provisions of the contracts and other legal documents are summaries and reference is made to the documents as filed with the SEC for a complete statement of the provisions thereof.

Information about the Fixed Account can be found in Appendix A and Condensed Financial Information can be found in Appendix C.

41

STATEMENT OF ADDITIONAL INFORMATION

			Page
Introduction			2
Administration of the Contracts			2
Custody of Assets			2
Experts			2
Sales Material and Advertising			2
Financial Statements			3
Financial Statements of ReliaStar Select Variable Account			S-1
Statutory-Basis Financial Statements of ReliaStar Life Insurance Company			C-1

  If you would like to receive a copy of the ReliaStar Select Variable Account SelectHAnnuity III Variable Annuity Statement of Additional Information, please call 1-877-884-5050 or return this request to:

RELIASTAR LIFE INSURANCE COMPANY ING SERVICE CENTER P.O. BOX 5050 MINOT, ND 58703
Your Name

Address

City	State	Zip

Please send me a copy of the ReliaStar Select Variable Account SelectHAnnuity III Statement of Additional Information.

  No person is authorized to give any information or to make any representations other than those contained in this prospectus and, if given or made, such information or representations must not be relied upon as having been authorized. This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities other than the registered securities to which it relates. This prospectus does not constitute an offer or solicitation in any circumstances in which such offer or solicitation would be unlawful.

42

  APPENDIX A

  THE FIXED ACCOUNT

  Contributions to the Fixed Account under the contract and transfers to the Fixed Account become part of the general account of ReliaStar Life, which supports insurance and annuity obligations. Interests in the Fixed Account have not been registered under the Securities Act of 1933 ("1933 Act") nor is the Fixed Account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account nor any interest therein are generally subject to the provisions of the 1933 Act or 1940 Act and ReliaStar Life has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed portion of the contract. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

  The Fixed Account is made up of all of the general assets of ReliaStar Life other than those allocated to any separate account. Purchase payments will be allocated to the Fixed Account as elected by the Owner at the time of purchase or as subsequently changed. ReliaStar Life will invest the assets of the Fixed Account in those assets chosen by ReliaStar Life and allowed by applicable law.

  ReliaStar Life guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the contract. ReliaStar Life may credit interest at a rate in excess of 3% per year; however, ReliaStar Life is not obligated to do so. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in the sole discretion of ReliaStar Life. The Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum guarantee of 3% for any given year.

A-1

  APPENDIX B

  INVESTMENTS OF THE VARIABLE ACCOUNT

  The following chart lists the Funds, the investment advisers and subadvisers to the Funds and summary information regarding the investment objective of each Fund. For information about each Fund's expenses, see the Fund Expense Table on page 6 of this prospectus. More detailed information about the Funds can be found in the current prospectus and Statement of Additional Information for each Fund.

  There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

Fund Name

 Investment Adviser/
Subadviser

Investment Objective

American Funds Insurance Series - Growth Fund (Class 2)

 Investment Adviser:
Capital Research and Management Company

Seeks growth of capital.

American Funds Insurance Series - Growth-Income Fund (Class 2)

 Investment Adviser:
Capital Research and Management Company

Seeks capital growth and income over time.

American Funds Insurance Series - International Fund (Class 2)

 Investment Adviser:
Capital Research and Management Company

Seeks growth of capital over time.

Fidelity® VIP Contrafund® Portfolio (Initial Class)

  Investment Adviser:

  Fidelity Management & Research Company

Subadvisers:

  Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term capital appreciation.

Fidelity® VIP Equity-Income Portfolio (Initial Class)

 Investment Adviser:
Fidelity Management & Research Company
Subadviser:
FMR Co., Inc.

Seeks reasonable income.

Fidelity® VIP Growth Portfolio (Initial Class)

 Investment Adviser:
Fidelity Management & Research Company
Subadviser:
FMR Co., Inc.

Seeks to achieve capital appreciation.

B-1

Fund Name

 Investment Adviser/
Subadviser

Investment Objective

Fidelity® VIP High Income Portfolio (Initial Class)

  Investment Adviser:

Fidelity Management & Research Company

Subadvisers:

Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks a high level of current income while also considering growth of capital.

Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)

 Investment Adviser:
Fidelity Management & Research Company
Subadviser:
Fidelity Investments Money Management, Inc.

Seeks as high a level of current income as is consistent with the preservation of capital.

ING AIM Mid Cap Growth Portfolio (Class S)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
A I M Capital Management, Inc.

Seeks capital appreciation.

ING Alliance Mid-Cap Growth Portfolio (Class I)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
Alliance Capital Management, L.P.

Seeks long-term total return.

ING Evergreen Health Sciences Portfolio (Class S)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
Evergreen Investment Management Company, LLC

A non-diversified portfolio that seeks long-term capital growth.

ING Evergreen Omega Portfolio (Class I)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
Evergreen Investment Management Company, LLC

Seeks long-term capital growth.

ING FMRSM Earnings Growth Portfolio (Class I)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
Fidelity Management & Research Co.

Seeks growth of capital over the long term.

ING Global Resources Portfolio (Class I)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
Baring International Investment Limited

A nondiversified portfolio that seeks long-term capital appreciation.

ING JP Morgan Small Cap Equity Portfolio (Class I)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
J.P. Morgan Investment Management Inc.

Seeks capital growth over the long term.

B-2

Fund Name

 Investment Adviser/
Subadviser

Investment Objective

ING JP Morgan Value Opportunities Portfolio (Class I)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
J.P. Morgan Investment Management Inc.

Seeks to provide long-term capital appreciation.

ING Julius Baer Foreign Portfolio (Class I)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
Julius Baer Investment Management, LLC

Seeks long-term growth of capital.

ING Legg Mason Value Portfolio (Class I)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
Legg Mason Funds Management, Inc.

A non-diversified portfolio that seeks long-term growth of capital.

ING Limited Maturity Bond Portfolio (Class S)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
ING Investment Management Co.

  Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors indicate that capital appreciation may be available without significant risk to principal.

 ING Liquid Assets Portfolio
(Class I)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
ING Investment Management Co.

Seeks high level of current income consistent with the preservation of capital and liquidity.

ING MFS Mid Cap Growth Portfolio (Class I)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
Massachusetts Financial Services Company

Seeks long-term growth of capital.

ING MFS Total Return Portfolio (Class I)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
Massachusetts Financial Services Company

Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital.

 ING MFS Utilities Portfolio
(Class S)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
Massachusetts Financial Services Company

A non-diversified portfolio that seeks capital growth and current income.

 ING Marsico Growth Portfolio
(Class I)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
Marsico Capital Management, LLC

Seeks capital appreciation.

ING Marsico International Opportunities Portfolio (Class I)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
Marsico Capital Management, LLC

Seeks long-term growth of capital.

B-3

Fund Name

 Investment Adviser/
Subadviser

Investment Objective

ING Mercury Focus Value Portfolio (Class I)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
Mercury Advisors

Seeks long-term growth of capital.

ING Mercury Large Cap Growth Portfolio (Class S)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
Mercury Advisors

Seeks long-term growth of capital.

ING Oppenheimer Main Street Portfolio® (Class I)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
OppenheimerFunds, Inc.

Seeks long-term growth of capital and future income.

 ING Pioneer Fund Portfolio
(Class S)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
Pioneer Investment Management, Inc.

Seeks reasonable income and capital growth.

ING Pioneer Mid Cap Value Portfolio (Class I)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
Pioneer Investment Management, Inc.

Seeks capital appreciation.

ING Salomon Brothers Investors Portfolio (Class I)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
Salomon Brothers Asset Management Inc.

Seeks long-term growth of capital.

ING Stock Index Portfolio (Class I)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
ING Investment Management Co.

Seeks total return.

ING T. Rowe Price Capital Appreciation Portfolio (Class I)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
T. Rowe Price Associates, Inc.

Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.

ING T. Rowe Price Equity Income Portfolio (Class S)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
T. Rowe Price Associates, Inc.

Seeks substantial dividend income as well as long-term growth of capital.

ING UBS U.S. Allocation Portfolio (Class S)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
UBS Global Asset Management (Americas) Inc.

Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.

ING Van Kampen Equity Growth Portfolio (Class I)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Seeks long-term capital appreciation.

B-4

Fund Name

 Investment Adviser/
Subadviser

Investment Objective

ING Van Kampen Growth and Income Portfolio (Class S)

 Investment Adviser:
Directed Services, Inc.
Subadviser:
Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Seeks long-term growth of capital and income.

ING American Century Large Company Value Portfolio (Initial Class)

 Investment Adviser:
ING Life Insurance and Annuity Company
Subadviser:
American Century Investment Management, Inc.

Seeks long-term capital growth; income is a secondary objective.

ING American Century Select Portfolio (Initial Class)

 Investment Adviser:
ING Life Insurance and Annuity Company
Subadviser:
American Century Investment Management, Inc.

Seeks long-term capital appreciation.

ING American Century Small Cap Value Portfolio (Initial Class)

 Investment Adviser:
ING Life Insurance and Annuity Company
Subadviser:
American Century Investment Management, Inc.

Seeks long-term growth of capital; income is a secondary objective.

ING Baron Small Cap Growth Portfolio (Initial Class)

 Investment Adviser:
ING Life Insurance and Annuity Company
Subadviser:
BAMCO, Inc.

Seeks capital appreciation.

ING Fundamental Research Portfolio (Initial Class)

 Investment Adviser:
ING Life Insurance and Annuity Company
Subadviser:
ING Investment Management Co.

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.

ING JP Morgan Mid Cap Value Portfolio (Initial Class)

 Investment Adviser:
ING Life Insurance and Annuity Company
Subadviser:
J. P. Morgan Investment Management Inc.

Seeks growth from capital appreciation.

ING Oppenheimer Global Portfolio (Initial Class)

 Investment Adviser:
ING Life Insurance and Annuity Company
Subadviser:
OppenheimerFunds, Inc.

Seeks capital appreciation.

ING Oppenheimer Strategic Income Portfolio (Service Class)

 Investment Adviser:
ING Life Insurance and Annuity Company
Subadviser:
OppenheimerFunds, Inc.

Seeks a high level of current income principally derived from interest on debt securities.

B-5

Fund Name

 Investment Adviser/
Subadviser

Investment Objective

ING PIMCO Total Return Portfolio (Initial Class)

 Investment Adviser:
ING Life Insurance and Annuity Company
Subadviser:
Pacific Investment Management Company LLC

Seeks maximum total return, consistent with capital preservation and prudent investment management.

ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)

 Investment Adviser:
ING Life Insurance and Annuity Company
Subadviser:
Salomon Brothers Asset Management Inc.

Seeks long-term growth of capital.

ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)

 Investment Adviser:
ING Life Insurance and Annuity Company
Subadviser:
T. Rowe Price Associates, Inc.

Seeks long-term capital appreciation.

ING UBS U.S. Large Cap Equity Portfolio (Initial Class)

 Investment Adviser:
ING Life Insurance and Annuity Company
Subadviser:
UBS Global Asset Management (Americas) Inc.

Seeks long-term growth of capital and future income.

ING Van Kampen Comstock Portfolio (Initial Class)

 Investment Adviser:
ING Life Insurance and Annuity Company
Subadviser:
Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Seeks capital growth and income.

ING Van Kampen Equity and Income Portfolio (Initial Class)

 Investment Adviser:
ING Life Insurance and Annuity Company
Subadviser:
Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Seeks total return, consisting of long-term capital appreciation and current income.

ING VP Intermediate Bond Portfolio (Class I)

 Investment Adviser:
ING Investments, LLC
Subadviser:
ING Investment Management Co.

Seeks to maximize total return consistent with reasonable risk.

ING VP Strategic Allocation Balanced Portfolio (Class I)

 Investment Adviser:
ING Investments, LLC
Subadviser:
ING Investment Management Co.

Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

ING VP Strategic Allocation Growth Portfolio (Class I)

 Investment Adviser:
ING Investments, LLC
Subadviser:
ING Investment Management Co.

Seeks to provide capital appreciation.

B-6

Fund Name

 Investment Adviser/
Subadviser

Investment Objective

ING VP Strategic Allocation Income Portfolio (Class I)

 Investment Adviser:
ING Investments, LLC
Subadviser:
ING Investment Management Co.

Seeks to provide total return consistent with preservation of capital.

ING VP Index Plus LargeCap Portfolio (Class I)

 Investment Adviser:
ING Investments, LLC
Subadviser:
ING Investment Management Co.

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.

ING VP Index Plus MidCap Portfolio (Class I)

 Investment Adviser:
ING Investments, LLC
Subadviser:
ING Investment Management Co.

Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.

ING VP Index Plus SmallCap Portfolio (Class I)

 Investment Adviser:
ING Investments, LLC
Subadviser:
ING Investment Management Co.

Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.

ING VP High Yield Bond Portfolio (Class I)

 Investment Adviser:
ING Investments, LLC
Subadviser:
ING Investment Management Co.

Seeks to provide investors with a high level of current income and total return.

 ING VP Real Estate Portfolio
(Class S)

 Investment Adviser:
ING Investments, LLC
Subadviser:
Clarion Real Estate Securities L.P.

Seeks total return.

ING VP SmallCap Opportunities Portfolio (Class I)

 Investment Adviser:
ING Investments, LLC
Subadviser:
ING Investment Management Co.

Seeks long-term capital appreciation.

Neuberger Berman AMT Growth Portfolio (Class I)

 Investment Adviser:
Neuberger Berman Management Inc.
Subadviser:
Neuberger Berman, LLC

Seeks growth of capital.

Neuberger Berman AMT Limited Maturity Bond Portfolio (Class I)

 Investment Adviser:
Neuberger Berman Management Inc.
Subadviser:
Neuberger Berman, LLC

Seeks the highest available current income consistent with liquidity and low risk to principal; total return is secondary goal.

Neuberger Berman AMT Socially Responsive Portfolio (Class I)

 Investment Adviser:
Neuberger Berman Management Inc.
Subadviser:
Neuberger Berman, LLC

Seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

B-7

  APPENDIX C

  Performance Information and Condensed Financial Information

  Performance Information

   From time to time, ReliaStar Life may advertise or include in sales literature yields, effective yields and total returns for the available subaccounts. These figures are based on historical earnings and do not indicate or project future performance.

  Yields and total returns for the subaccounts are based on the investment performance of the corresponding Funds. The performance in part reflects the Funds' expenses. See the prospectuses for the Funds.

  The yield of the subaccount investing in money market portfolios such as the ING Liquid Assets Portfolio refers to the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment.

  The yield of a subaccount (except money market portfolios such as the ING Liquid Assets Portfolio) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

  Total returns generally will be presented in "standardized" format. This means, among other things, that performance will be shown from the date on which a Fund was first available in the Variable Account. In some instances, "non-standardized" returns may be shown from prior to the inception date of the Variable Account. Non-standardized information will be accompanied by standardized information. We will not show non-standardized performance unless we also show standardized performance.

   When a subaccount has been in operation for one, five and ten years, respectively, the average annual total return for these periods will be provided. For periods prior to the date the subaccount commenced operations, non-standardized performance information for contracts funded by the subaccounts will be calculated based on the performance of the Funds and the assumption that the subaccounts were in existence for the same periods as those indicated for the Funds, with the level of contract charges that were in effect at the inception of the subaccounts for the contracts.

ReliaStar Life may, from time to time, also disclose yield and total returns for the Funds, including such disclosure for periods prior to the dates the subaccounts commenced operations.

  ReliaStar Life may also report other information including the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts.

  With respect to performance reporting it is important to remember that past performance does not guarantee future results. Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.

C-1

   Subaccount Accumulation Unit Values

  The following table shows, for each subaccount of the Variable Account, the value of a subaccount Accumulation Unit as they are invested in Funds at the dates shown, and the total number of subaccount Accumulation Units outstanding at the end of each period.

Year Ended December 31

2004

2003

2002

2001

2000

1999

1998

1997

1996

  AIM VARIABLE INSURANCE FUNDS:

  AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

  (Since May 1, 2000)

  Beginning of period

$4.75

$3.50

$5.2413

$7.8068

-

-

-

-

-

  End of period

$5.07

$4.75

$3.50

$5.2413

$7.8068

-

-

-

-

  Units outstanding at end of period

166,765

200,927

183,286

271,005

271,643

-

-

-

-

  THE ALGER AMERICAN FUND:

  ALGER AMERICAN GROWTH PORTFOLIO

  (Since August 8, 1997)

  Beginning of period

$12.15

$9.12

$13.7969

$15.8660

$18.8769

$14.3117

$9.8005

$10.0000

-

  End of period

$12.64

$12.15

$9.12

$13.7969

$15.8660

$18.8769

$14.3117

$9.8005

-

  Units outstanding at end of period

1,418,825

1,756,948

2,047,738

2,640,617

2,969,330

2,499,069

651,530

63,728

-

  ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

  (Since May 1, 2000)

  Beginning of period

$5.37

$4.04

$6.2012

$7.4802

-

-

-

-

-

  End of period

$5.73

$5.37

$4.04

$6.2012

$7.4802

-

-

-

-

  Units outstanding at end of period

225,596

265,922

175,371

178,408

118,511

-

-

-

-

  ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

  (Since August 8, 1997)

  Beginning of period

$16.41

$11.26

$16.2046

$17.5800

$16.3264

$12.5561

$9.7711

$10.0000

-

  End of period

$18.29

$16.41

$11.26

$16.2046

$17.5800

$16.3264

$12.5561

$9.7711

-

  Units outstanding at end of period

707,019

821,743

847,284

786,283

859,195

455,927

204,638

59,897

-

  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

  (Since August 8, 1997)

  Beginning of period

$8.23

$5.86

$8.0548

$11.5885

$16.1404

$11.4116

$10.0159

$10.0000

-

  End of period

$0.00

$8.23

$5.86

$8.0548

$11.5885

$16.1404

$11.4116

$10.0159

-

  Units outstanding at end of period

0

425,157

457,255

532,602

605,656

408,867

254,748

73,647

-

  FIDELITY® VARIABLE INSURANCE PRODUCTS FUND (VIP):

  FIDELITY® VIP CONTRAFUND® PORTFOLIO

 (Since May 1, 1995):

  Beginning of period

$25.13

$19.84

$22.1874

$25.6395

$27.8416

$22.7206

$17.7248

$14.4777

$12.1031

  End of period

$28.62

$25.13

$19.84

$22.1874

$25.6395

$27.8416

$22.7206

$17.7248

$14.4777

  Units outstanding at end of period

1,478,830

1,816,561

2,009,345

2,545,232

3,048,087

3,388,151

3,002,878

2,297,899

1,419,399

  FIDELITY® VIP EQUITY-INCOME PORTFOLIO

 (Since January 6, 1994)

  Beginning of period

$24.29

$18.90

$23.0729

$24.6181

$23.0232

$21.9558

$19.9442

$15.7861

$14.0081

  End of period

$26.72

$24.29

$18.90

$23.0729

$24.6181

$23.0232

$21.9558

$19.9442

$15.7861

  Units outstanding at end of period

1,621,767

1,985,202

2,122,244

2,584,578

2,952,877

3,543,768

4,241,041

3,998,716

3,108,409

C-2

Year Ended December 31

2004

2003

2002

2001

2000

1999

1998

1997

1996

 FIDELITY® VIP GROWTH PORTFOLIO

 (Since January 6, 1994)

  Beginning of period

$21.76

$16.61

$24.0975

$29.6749

$33.8011

$24.9380

$18.1281

$14.8863

$13.1611

  End of period

$22.19

$21.76

$16.61

$24.0975

$29.6749

$33.8011

$24.9380

$18.1281

$14.8863

  Units outstanding at end of period

1,234,670

1,579,409

1,967,978

2,506,074

3,035,070

3,189,119

2,946,876

2,789,628

2,484,915

  FIDELITY® VIP HIGH INCOME PORTFOLIO

 (Since January 6, 1994)

  Beginning of period

$12.82

$10.21

$10.0115

$11.5020

$15.0436

$14.1041

$14.9486

$12.8821

$11.4563

  End of period

$13.85

$12.82

$10.21

$10.0115

$11.5020

$15.0436

$14.1041

$14.9486

$12.8821

  Units outstanding at end of period

607,180

1,118,276

1,079,567

1,362,967

1,638,501

1,761,781

1,879,281

1,472,019

1,104,232

  FIDELITY® VIP INDEX 500 PORTFOLIO

 (Since January 6, 1994)

  Beginning of period

$24.15

$19.07

$24.8763

$28.7000

$32.0860

$26.9978

$21.3328

$16.3012

$13.4594

  End of period

$0

$24.15

$19.07

$24.8763

$13.7889

$32.0860

$26.9978

$21.3328

$16.3012

  Units outstanding at end of period

0

1,868,187

2,189,681

2,853,460

3,299,321

3,625,706

2,817,908

1,881,104

1,010,296

  FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO

 (Since January 6, 1994)

  Beginning of period

$16.65

$16.05

$14.7484

$28.7000

$12.5711

$12.8823

$12.0011

$11.1581

$10.9662

  End of period

$17.15

$16.65

$16.05

$14.7484

$28.7000

$12.5711

$12.8823

$12.0011

$11.1581

  Units outstanding at end of period

1,071,855

1,441,591

1,718,651

1,602,587

1,291,171

1,302,913

1,152,135

711,350

709,332

  FIDELITY® VIP MONEY MARKET PORTFOLIO

 (Since January 6, 1994)

  Beginning of period

$13.48

$13.53

$13.4901

$13.1296

$12.5217

$12.0719

$11.6055

$11.1555

$10.7316

  End of period

$13.45

$13.48

$13.53

$13.4901

$13.1296

$12.5217

$12.0719

$11.6055

$11.1555

  Units outstanding at end of period

2

1,522,302

3,205,957

3,238,303

2,876,279

5,232,470

2,569,427

2,122,382

1,558,218

 ING INVESTORS TRUST (ING):

 ING JPMORGAN SMALL CAP EQUITY PORTFOLIO

 (Since June 4, 2004)

  Beginning of period

$9.96

-

-

-

-

-

-

-

-

  End of period

$11.97

-

-

-

-

-

-

-

-

 Units outstanding at end of period

337,948

-

-

-

-

-

-

-

-

 ING LIQUID ASSETS PORTFOLIO

 (Since May 10, 2004)

  Beginning of period

$10.00

-

-

-

-

-

-

-

-

  End of period

$9.99

-

-

-

-

-

-

-

-

 Units outstanding at end of period

1,405,296

-

-

-

-

-

-

-

-

 ING MERCURY FOCUS VALUE PORTFOLIO

 (Since May 17, 2004)

  Beginning of period

$10.32

-

-

-

-

-

-

-

-

  End of period

$10.94

-

-

-

-

-

-

-

-

 Units outstanding at end of period

493,592

-

-

-

-

-

-

-

-

 ING STOCK INDEX PORTFOLIO

 (Since June 22, 2004)

  Beginning of period

$10.24

-

-

-

-

-

-

-

-

  End of period

$10.95

-

-

-

-

-

-

-

-

 Units outstanding at end of period

3,644,867

-

-

-

-

-

-

-

-

 ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

 (Since June 25, 2004)

  Beginning of period

$10.16

-

-

-

-

-

-

-

-

  End of period

$10.63

-

-

-

-

-

-

-

-

 Units outstanding at end of period

848,263

-

-

-

-

-

-

-

-

C-3

Year Ended December 31

2004

2003

2002

2001

2000

1999

1998

1997

1996

 ING VARIABLE PRODUCTS TRUST (ING VP):

  ING VP DISCIPLINED LARGECAP PORTFOLIO

 (Since January 3, 1995)

  Beginning of period

$10.02

$8.12

$10.5627

$12.2048

$14.0038

$13.4190

$13.6825

$12.7208

$11.3881

  End of period

$11.06

$10.02

$8.12

$10.5627

$12.2048

$14.0038

$13.4190

$13.6825

$12.7208

  Units outstanding at end of period

164,167

196,792

226,301

337,152

411,307

464,405

480,880

286,906

152,651

  ING VP HIGH YIELD BOND PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$9.41

$8.13

$8.3374

$8.3965

$9.6354

$10.0955

$10.3496

$10.0000

-

  End of period

$10.01

$9.41

$8.13

$8.3374

$8.3965

$9.6354

$10.0955

$10.3496

-

  Units outstanding at end of period

199,216

496,538

237,293

266,875

283,066

368,743

389,807

55,079

-

 ING VP INTERNATIONAL VALUE FUND PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$16.31

$12.73

$15.2495

$17.5072

$17.2046

$11.6165

$10.0738

$10.0000

-

  End of period

$18.88

$16.31

$12.73

$15.2495

$17.5072

$17.2046

$11.6165

$10.0738

-

  Units outstanding at end of period

503,669

547,278

406,618

368,448

349,793

284,973

232,846

59,173

-

  ING VP MAGNACAP PORTFOLIO

 (Since May 1, 2000)

  Beginning of period

$8.75

$6.77

$8.8911

$10.0677

-

-

-

-

-

  End of period

$9.41

$8.75

$6.77

$8.8911

$10.0677

-

-

-

-

  Units outstanding at end of period

87,681

106,985

75,258

88,745

60,256

-

-

-

-

  ING VP MIDCAP OPPORTUNITIES PORTFOLIO

 (Since May 1, 2000)

  Beginning of period

$5.85

$4.34

$5.9396

$8.8561

-

-

-

-

-

  End of period

$6.44

$5.85

$4.34

$5.9396

$8.8561

-

-

-

-

  Units outstanding at end of period

1,286,006

119,974

78,226

104,414

63,345

-

-

-

-

  ING VP SMALLCAP OPPORTUNITIES PORTFOLIO

 (Since January 3, 1995)

  Beginning of period

$22.40

$16.39

$29.4598

$42.1707

$42.3014

$17.7950

$15.3827

$13.4910

$12.0224

  End of period

$24.33

$22.40

$16.39

$29.4598

$42.1707

$42.3014

$17.7950

$15.3827

$13.4910

  Units outstanding at end of period

301,141

410,529

620,847

773,226

860,669

434,003

323,803

261,038

143,393

  JANUS ASPEN SERIES:

  JANUS ASPEN GROWTH PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$11.33

$8.72

$12.0374

$16.2190

$19.2465

$13.5540

$10.1310

$10.0000

-

  End of period

$0

$11.33

$8.72

$12.0374

$16.2190

$19.2465

$13.5540

$10.1310

-

  Units outstanding at end of period

0

957,250

1,236,129

1,922,759

2,203,744

1,266,464

922,227

64,297

-

  JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$12.19

$9.16

$12.4845

$16.4926

$19.8947

$11.0672

$9.5723

$10.0000

-

  End of period

$14.30

$12.19

$9.16

$12.4845

$16.4926

$19.8947

$11.0672

$9.5723

-

  Units outstanding at end of period

543,852

697,484

884,353

939,635

1,027,274

767,811

435,553

150,857

-

  JANUS ASPEN MID CAP GROWTH PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$12.20

$9.15

$12.8795

$21.5715

$32.0819

$14.4318

$10.8997

$10.0000

-

  End of period

$14.52

$12.20

$9.15

$12.8795

$21.5715

$32.0819

$14.4318

$10.8997

-

  Units outstanding at end of period

694,246

886,435

1,135,616

1,598,947

1,869,105

907,599

121,462

47,593

-

  JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$11.53

$9.43

$12.8310

$16.7758

$20.1712

$12.4373

$9.7821

$10.0000

-

  End of period

$11.91

$11.53

$9.43

$12.8310

$16.7758

$20.1712

$12.4373

$9.7821

-

  Units outstanding at end of period

!,571,956

2,050,919

2,700,640

3,789,020

4,320,032

3,705,358

2,148,224

590,783

-

C-4

Year Ended December 31

2004

2003

2002

2001

2000

1999

1998

1997

1996

 NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST ("AMT"):

 NEUBERGER BERMAN ADVISERS MANAGEMENT LIMITED MATURITY BOND PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$12.45

$12.33

$11.8693

$11.0648

$10.5065

$10.4985

$10.1977

$10.0000

-

  End of period

$12.38

$12.45

$12.33

$11.8693

$11.0648

$10.5065

$10.4985

$10.1977

-

  Units outstanding at end of period

709,415

898,943

1,008,393

958,695

803,456

653,472

483,372

44,381

-

  NEUBERGER BERMAN ADVISERS MANAGEMENT PARTNERS PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$10.60

$7.96

$10.6346

$11.0982

$11.1748

$10.5535

$10.2690

$10.0000

-

  End of period

$0

$10.60

$7.96

$10.6346

$11.0982

$11.1748

$10.5535

$10.2690

-

  Units outstanding at end of period

0

609,189

686,471

822.839

947,430

1,101,648

1,291,067

337,731

  NEUBERGER BERMAN ADVISERS MANAGEMENT SOCIALLY RESPONSIVE PORTFOLIO

 (Since April 30, 1999)

  Beginning of period

$10.95

$8.26

$9.83092

$10.3394

$10.6549

-

-

-

-

  End of period

$12.24

$10.95

$8.26

$9.83092

$10.3394

$10.6549

-

-

-

  Units outstanding at end of period

53,325

63,728

48,267

62,695

47,083

22,281

-

-

-

  PIMCO ADVISORS VIT:

  OPCAP EQUITY PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$11.59

$9.14

$11.7991

$12.8683

$11.8711

$11.7390

$10.6414

$10.0000

-

  End of period

$12.80

$11.59

$9.14

$11.7991

$12.8683

$11.8711

$11.7390

$10.6414

-

  Units outstanding at end of period

208,430

248,725

314,201

411,473

279,885

284,469

248,818

57,717

-

  OPCAP GLOBAL EQUITY PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$12.23

$9.43

$11.5725

$13.6175

$13.1877

$10.5687

$9.4596

$10.0000

-

  End of period

$13.57

$12.23

$9.43

$11.5725

$13.6175

$13.1877

$10.5687

$9.4596

-

  Units outstanding at end of period

125,902

160,360

60,085

73,876

50,645

40,473

29,458

10,483

-

  OPCAP MANAGED PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$11.01

$9.17

$11.1912

$11.9348

$11.0271

$10.6494

$10.0805

$10.0000

-

  End of period

$12.03

$11.01

$9.17

$11.1912

$11.9348

$11.0271

$10.6494

$10.0805

-

  Units outstanding at end of period

784,314

941,997

892,469

999,699

882,499

967,119

1,513,567

278,744

-

  OPCAP SMALL CAP PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$14.63

$10.40

$13.4523

$12.5927

$8.8561

$9.1478

$10.1963

$10.0000

-

  End of period

$17.00

$14.63

$10.40

$13.4523

$12.5927

$8.8561

$9.1478

$10.1963

-

  Units outstanding at end of period

661,224

781,880

712,747

670,423

461,379

407,689

369,821

94,123

-

C-5

Year Ended December 31

2004

2003

2002

2001

2000

1999

1998

1997

1996

PUTNAM VARIABLE TRUST:

 PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES

 (Since January 6, 1994)

  Beginning of period

$22.24

$17.66

$22.0520

$23.8319

$22.3517

$22.3107

$19.6008

$16.0091

$13.3162

  End of period

$24.43

$22.24

$17.66

$22.0520

$23.8319

$22.3517

$22.3107

$19.6008

$16.0091

  Units outstanding at end of period

882,567

1,191,260

1,501,640

1,954,819

2,253,957

2,732,587

2,774,779

2,521,656

1,639,863

 PUTNAM VT NEW OPPORTUNITIES FUND -- CLASS IA SHARES

 (Since May 1, 1995)

  Beginning of period

$16.35

$12.50

$18.1793

$26.3332

$36.1280

$21.6313

$17.6345

$14.5039

$13.3506

  End of period

$17.83

$16.35

$12.50

$18.1793

$26.3332

$36.1280

$21.6313

$17.6345

$14.5039

  Units outstanding at end of period

789,834

1,064,932

1,407,720

1,975,294

2,344,498

2,094,825

2,296,799

1,954,936

1,312,658

 PUTNAM VT VOYAGER FUND -- CLASS IA SHARES

 (Since January 6, 1994)

  Beginning of period

$21.00

$17.01

$23.4163

$30.5382

$37.0449

$23.7408

$19.3572

$15.5144

$13.9272

  End of period

$21.81

$21.00

$17.01

$23.4163

$30.5382

$37.0449

$23.7408

$19.3572

$15.5144

  Units outstanding at end of period

1,157,252

1,593,702

2,136,722

2,928,626

3,483,436

3,567,503

3,502,135

3,036,855

2,244,324

C-6

 VARIABLE UNIVERSAL LIFE INSURANCE POLICY
VARIABLE ANNUITY CONTRACT
PROSPECTUS SUPPLEMENT

issued by

RELIASTAR LIFE INSURANCE COMPANY

and its

 SELECTHLIFE VARIABLE ACCOUNT
RELIASTAR SELECT VARIABLE ACCOUNT

Supplement dated April 29, 2005, to your prospectus dated April 29, 2005. Please read it carefully and keep it with your prospectus for future reference.

______________________________________________________________________

The "Trading - Industry Developments" section of the prospectus is hereby deleted and replaced with the following:

Trading - Industry Developments

Regulatory Matters

  As with many financial services companies, ReliaStar Life Insurance Company ("the company") and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the company and its affiliates have been and are providing full cooperation.

Fund Regulatory Issues

  Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

  In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

  The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the company with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

  An affiliate of the company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

135658

Page 1 of 2

April 2005

  Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the company or certain affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject the company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the company.

  ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission ("SEC"). Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the company.

Other Regulatory Matters

  The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the company, periodically review whether modifications to their business practices are appropriate.

135658

Page 2 of 2

April 2005

SELECTHANNUITY III

AN INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACT

issued by

ReliaStar Life Insurance Company

and its

ReliaStar Select Variable Account

Supplement dated April 29, 2005, to your prospectus dated April 29, 2005. Please read it carefully and keep it with your product prospectus for future reference.

______________________________________________________________________

IMPORTANT INFORMATION REGARDING FUND AVAILABILITY

Before April 29, 2005, the following Funds were available through the contract:

AIM V.I. Dent Demographic Trends Fund (Series I)

Janus Aspen International Growth Portfolio (Institutional Shares)

 Alger American Growth Portfolio (Class O)

Alger American Leveraged AllCap Portfolio (Class O)

Premier VIT OpCap Equity Portfolio

Alger American MidCap Growth Portfolio (Class O)

Premier VIT OpCap Global Equity Portfolio

ING VP Disciplined LargeCap Portfolio (Class I)

Premier VIT OpCap Managed Portfolio

ING VP International Value Portfolio (Class I)

Premier VIT OpCap Small Cap Portfolio

ING VP MagnaCap Portfolio (Class I)

Putnam VT Growth and Income Fund (Class IA)

ING VP MidCap Opportunities Portfolio (Class I)

 Putnam VT New Opportunities Fund (Class IA)

 Putnam VT Voyager Fund (Class IA)

  Effective April 29, 2005, these Funds were closed to new Contract Owners, and going forward, only existing Contract Owners with contracts dated before that date are allowed to allocate Contract Values to these Funds.

More information about these Funds is contained in the tables below.

135432

Page 1 of 4

April 2005

  Fund Fees and Charges. [1] The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one of the factors that impact the value of a fund share. To learn about additional factors, please see the fund prospectuses. The following figures are a percentage of the average net assets of each fund as of December 31, 2004.

Fund Name

Management Fees

Distribution (12b-1) Fees

Other Expenses

Total Gross Annual Fund Expenses

Fees and Expenses Waived or Reimbursed

Total Net Annual Fund Expenses

AIM V.I. Dent Demographic Trends Fund (Series I) *, 2, 3

 0.77%

 --

 0.37%

 1.14%

 0.08%

 1.06%

 Alger American Growth Portfolio
(Class O)

 0.75%

 --

 0.10%

 0.85%

 --

 0.85%

Alger American Leveraged AllCap Portfolio (Class O)

 0.85%

 --

 0.12%

 0.97%

 --

 0.97%

Alger American MidCap Growth Portfolio (Class O)

 0.80%

 --

 0.12%

 0.92%

 --

 0.92%

ING VP Disciplined LargeCap Portfolio (Class I) 4, 5

0.75%

--

0.23%

0.98%

0.08%

0.90%

 ING VP International Value Portfolio
(Class I) [4,5]

1.00%

--

0.22%

1.22%

0.22%

1.00%

ING VP MagnaCap Portfolio (Class I) [4,5]

0.75%

--

0.29%

1.04%

0.14%

0.90%

ING VP MidCap Opportunities Portfolio (Class I) [4,5]

0.75%

--

0.21%

0.96%

0.02%

0.94%

Janus Aspen International Growth Portfolio (Institutional Shares) [6]

 0.64%

 --

 0.04%

 0.68%

 --

 0.68%

 OpCap Equity Portfolio [7]

 0.80%

 --

 0.23%

 1.03%

 0.02%

 1.01%

 OpCap Global Equity Portfolio [7]

 0.80%

 --

 0.46%

 1.26%

 --

 1.26%

 OpCap Managed Portfolio [7]

 0.80%

 --

 0.12%

 0.92%

 --

 0.92%

 OpCap Small Cap Portfolio [7]

 0.80%

 --

 0.11%

 0.91%

 --

 0.91%

Putnam VT Growth and Income Fund (Class IA)

0.48%

N/A

0.06%

0.54%

--

0.54%

Putnam VT New Opportunities Fund (Class IA)

0.60%

N/A

0.09%

0.69%

--

0.69%

 Putnam VT Voyager Fund (Class IA)

0.56%

N/A

0.08%

0.64%

--

0.64%

*

  On or about July 1, 2005, the AIM V.I. Dent Demographic Trends Fund (Series I) will be renamed AIM V.I. Demographic Trends Fund (Series I). All references to AIM V.I. Dent Demographic Trends Fund (Series I) will be replaced with AIM V.I. Demographic Trends Fund (Series I).

1

The company or its U.S. affiliates receives varying levels of revenue from each of the funds available through the policy. See Expenses of the Funds on page 17 for additional information.

2

  The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items as discussed in the fund's prospectus) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. The expense limitation agreements are in effect through April 30, 2006. Please refer to the fund's prospectus for more detailed information.

3

  Effective January 1, 2005 through December 31, 2009, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement. (See "Fund Management-Advisor Compensation" in the Fund's prospectus.)

135432

Page 2 of 4

April 2005

4

  The amounts shown are the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year.

5

  ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. For each Portfolio, the expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

6

  All of the fees and expense shown were determined based on net assets as of the fiscal year ended December 31, 2004, restated to reflect reductions in the Portfolios' management fees effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.

7

  Management (Advisory) Fees reflect effective management fees before taking into effect any fee waiver. Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses are shown before expense offsets afforded the Portfolios. The Fund's adviser has contractually agreed to reduce total annual portfolio operating expenses of each Portfolio (except Global Equity) to the extent they would exceed 1.00% (net of any expense offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets and 1.25% (net of any expense offset by earnings credit from the custodian bank) of the Global Equity Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by the Fund's adviser through December 31, 2015. Had expense offsets been included in these figures, the Total Annual Fund Operating Expenses, Fees and Expenses Waived or Reimbursed and Net Annual Fund Operating Expenses would be 1.02%, 0.02%, and 1.00%, respectively, for OpCap Equity Portfolio; and 1.25%, --, and 1.25%, respectively, for OpCap Global Equity Portfolio.

  Fund Investment Advisers and Investment Objectives. The following information lists the investment advisers and subadvisers and information regarding the investment objectives of the Funds referenced above. More detailed information about these Funds can be found in the current prospectus and Statement of Additional Information for each Fund.

  There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

Fund Name

 Investment Adviser/
Subadviser

Investment Objective

AIM V.I. Dent Demographic Trends Fund (Series I)

 Investment Adviser: *
A I M Advisors, Inc.
Subadviser:
H.S. Dent Advisors, Inc.

Seeks long-term growth of capital.

 Alger American Growth Portfolio
(Class O)

 Investment Adviser:
Fred Alger Management, Inc.

Seeks long-term capital appreciation.

Alger American Leveraged AllCap Portfolio (Class O)

 Investment Adviser:
Fred Alger Management, Inc.

Seeks long-term capital appreciation.

Alger American MidCap Growth Portfolio (Class O)

 Investment Adviser:
Fred Alger Management, Inc.

Seeks long-term capital appreciation.

135432

Page 3 of 4

April 2005

Fund Name

 Investment Adviser/
Subadviser

Investment Objective

ING VP Disciplined LargeCap Portfolio (Class I)

 Investment Adviser:
ING Investments, LLC
Subadviser:
ING Investment Management Co.

Seeks capital appreciation.

ING VP International Value Portfolio (Class I)

 Investment Adviser:
ING Investments, LLC
Subadviser:
ING Investment Management Co.

Seeks capital appreciation.

 ING VP MagnaCap Portfolio
(Class I)

 Investment Adviser:
ING Investments, LLC
Subadviser:
ING Investment Management Co.

Seeks growth of capital, with dividend income as a secondary consideration.

ING VP MidCap Opportunities Portfolio (Class I)

 Investment Adviser:
ING Investments, LLC
Subadviser:
ING Investment Management Co.

Seeks long-term capital appreciation.

Janus Aspen International Growth Portfolio (Institutional)

 Investment Adviser:
Janus Capital

Seeks long-term growth of capital.

OpCap Equity Portfolio

 Investment Adviser:
OpCap Advisors LLC
 Subadviser:
Oppenheimer Capital LLC

Seeks long term capital appreciation.

OpCap Global Equity Portfolio

 Investment Adviser:
OpCap Advisors LLC
 Subadviser:
Oppenheimer Capital LLC

Seeks long term capital appreciation.

Op Cap Managed Portfolio

 Investment Adviser:
OpCap Advisors LLC
Subadviser:
Pacific Investment Management Company LLC/Oppenheimer Capital LLC

Seeks growth of capital over time.

OpCap Small Cap Portfolio

 Investment Adviser:
OpCap Advisors LLC
 Subadviser:
Oppenheimer Capital LLC

Seeks capital appreciation.

Putnam VT Growth and Income Fund (Class IA)

 Investment Adviser:
Putnam Investment Management, LLC

Seeks capital growth and current income.

Putnam VT New Opportunities Fund (Class IA)

 Investment Adviser:
Putnam Investment Management, LLC

Seeks long-term capital appreciation.

 Putnam VT Voyager Fund
(Class IA)

 Investment Adviser:
Putnam Investment Management, LLC

Seeks capital appreciation.

*

  Effective July 1, 2005, H.S. Dent Advisors, Inc. will no longer serve as subadviser to the AIM V.I. Dent Demographic Tends Fund and the reference to H.S. Dent Advisors, Inc. as the portfolio's subadviser will be deleted.

135432

Page 4 of 4

April 2005

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

  STATEMENT OF ADDITIONAL INFORMATION

  -----------------

  SELECTHANNUITY III

  INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS

  ISSUED BY

  RELIASTAR SELECT VARIABLE ACCOUNT OF

  RELIASTAR LIFE INSURANCE COMPANY

  This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectus dated April 29, 2005, (the "prospectus") relating to the SelectHAnnuity III Individual Deferred Variable/Fixed Annuity contracts issued by ReliaStar Select Variable Account (the "Variable Account") and ReliaStar Life Insurance Company ("ReliaStar Life"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. A copy of the prospectus may be obtained from the ING Service Center at P.O. Box 5050, Minot, North Dakota 58703, by calling 1-877-884-5050 or by accessing the SEC's website at www.sec.gov.

  Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the prospectus.

Page

  Introduction

2

 Administration of the Contracts

2

 Custody of Assets

2

 Experts

2

 Sales Material and Advertising

2

 Financial Statements

3

 Financial Statements of ReliaStar Select Variable Account

S-1

 Statutory-Basis Financial Statements of ReliaStar Life Insurance Company

C-1

   The date of this Statement of Additional Information is April 29, 2005.

  INTRODUCTION

  The SelectHAnnuity III contracts (the "contracts") are flexible purchase payment individual deferred variable/fixed annuity contracts. The contracts are sold both as non-qualified contracts and/or in connection with retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" in the prospectus.) Annuity payouts under the contracts are deferred until a selected later date.

   Purchase payments may be allocated to one or more of the available subaccounts of the Variable Account, a separate account of ReliaStar Life, and/or to the Fixed Account (which is the general account of ReliaStar Life). Purchase payments allocated to one or more of the available subaccounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of Funds.

  ADMINISTRATION OF THE CONTRACTS

   ReliaStar Life performs certain administrative functions ("Administrative Functions") relating to the contracts and the Variable Account in Minot, North Dakota. These functions include, among other things, maintaining the books and records of the Variable Account and the subaccounts, and maintaining records of the name, address, taxpayer identification number, contract number, type of contract issued to each owner, Contract Value and other pertinent information necessary to the administration and operation of the contracts. ReliaStar Life receives no payment for performing any of the Administrative Functions.

  CUSTODY OF ASSETS

   ReliaStar Life maintains custody of the assets of the Variable Account. As custodian, ReliaStar Life holds cash balances for the Variable Account pending investment in the Funds or distribution. The Fund shares owned by the subaccounts are reflected only on the records of the Funds, and are not issued in certificated form.

  EXPERTS

   The statements of assets and liabilities of the ReliaStar Select Variable Account as of December 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the statutory-basis financial statements of ReliaStar Life Insurance Company as of December 31, 2004 and 2003, and for the years then ended, included in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon included elsewhere herein, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

  SALES MATERIAL AND ADVERTISING

  We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

   We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

2

  We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying Funds by performance and/or investment objective. We may categorize the underlying Funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying Funds, if accompanied by performance which also shows the performance of such Funds reduced by applicable charges under the Variable Account. We may also show in advertisements the portfolio holdings of the underlying Funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

  We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and portfolio rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

  FINANCIAL STATEMENTS

   This Statement of Additional Information includes audited financial statements for ReliaStar Select Variable Account as of and for the year ended December 31, 2004. Although the financial statements are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in ReliaStar Select Variable Account.

  ReliaStar Life's statutory-basis financial statements, which are included in this Statement of Additional Information, should be considered only as bearing on ReliaStar Life's ability to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in ReliaStar Select Variable Account.

   Financial statements for ReliaStar Select Variable Account as of and for the year ended December 31, 2004, have been prepared on the basis of accounting principles generally accepted in the United States. The statutory-basis financial statements for ReliaStar Life as of December 31, 2004 and 2003, and for the years then ended have been prepared on the basis of statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce Division of Insurance.

3

RELIASTAR SELECT VARIABLE ACCOUNT

Financial Statements

Year ended December 31, 2004

Contents

PAGE

Report of Independent Registered Public Accounting Firm

S-2

Audited Financial Statements

Statements of Assets and Liabilities

S-4

Statements of Operations

S-12

Statements of Changes in Net Assets

S-21

Notes to Financial Statements

S-32

S-1

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants

ReliaStar Life Insurance Company

  We have audited the accompanying statements of assets and liabilities of ReliaStar Select Variable Account (the "Account") as of December 31, 2004, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

  AIM Variable Insurance Funds:

  AIM VI Dent Demographic Trends Fund - Series I

The Alger American Fund:

  Alger American Growth Portfolio - Class O

  Alger American Leveraged AllCap Portfolio -

    Class O

  Alger American Mid Cap Growth Portfolio - Class O

  Alger American Small Capitalization Portfolio -

    Class O

Fidelity® Variable Insurance Products Fund:

  Fidelity® VIP Equity-Income Portfolio - Initial Class

  Fidelity® VIP Growth Portfolio - Initial Class

  Fidelity® VIP High Income Portfolio - Initial Class

  Fidelity® VIP Index 500 Portfolio - Initial Class

  Fidelity® VIP Investment Grade Bond Portfolio - Initial

    Class

  Fidelity® VIP Money Market Portfolio - Initial Class

  Fidelity® VIP Overseas Portfolio - Initial Class

  Fidelity® VIP Asset ManagerSM Portfolio - Initial Class

  Fidelity® VIP Contrafund® Portfolio - Initial Class

ING Investors Trust:

  ING Liquid Assets Portfolio - Institutional Class

  ING Mercury Focus Value Portfolio - Institutional Class

  ING Stock Index Portfolio - Institutional Class

  ING Van Kampen Equity Growth Portfolio - Institutional

    Class

  JPMorgan Small Cap Equity Portfolio - Institutional Class

ING Variable Products Trust:

  ING VP Disciplined LargeCap Portfolio - Class I

  ING VP Growth Opportunities Portfolio - Class I

  ING Variable Products Trust (continued):

  ING VP Growth + Value Portfolio - Class I

  ING VP High Yield Bond Portfolio - Class I

  ING VP International Value Portfolio - Class I

  ING VP MagnaCap Portfolio - Class I

  ING VP MidCap Opportunities Portfolio - Class I

  ING VP SmallCap Opportunities Portfolio - Class I

Janus Aspen Series:

  Janus Aspen Growth Portfolio - Institutional Shares

  Janus Aspen International Growth Portfolio - Institutional

    Shares

  Janus Aspen Mid Cap Growth Portfolio - Institutional

    Shares

  Janus Aspen Worldwide Growth Portfolio - Institutional

    Shares

Neuberger Berman Advisors Management Trust:

  Neuberger Berman AMT Limited Maturity Bond Portfolio -

    Class I

  Neuberger Berman AMT Partners Portfolio - Class I

  Neuberger Berman AMT Socially Responsive Portfolio -

    Class I

PIMCO Accumulation Trust:

  OpCap Equity Portfolio

  OpCap Global Equity Portfolio

  OpCap Managed Portfolio

  OpCap Small Cap Portfolio

Putnam Variable Trust:

  Putnam VT Diversified Income Fund - Class IA Shares

  Putnam VT Growth and Income Fund - Class IA Shares

S-2

  Putnam Variable Trust (continued):

  Putnam VT International Growth Fund - Class IA Shares

  Putnam VT New Opportunities Fund - Class IA Shares

  Putnam VT Utilities Growth and Income Fund - Class IA Shares

  Putnam VT Voyager Fund - Class IA Shares

  We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ReliaStar Select Variable Account at December 31, 2004, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young

Atlanta, Georgia

March 15, 2005

S-3

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

AIM VI

Alger

Alger

Dent

Alger

American

American

Fidelity®

Demographic

American

Leveraged

Mid Cap

VIP Equity-

Trends

Growth

AllCap

Growth

Income

Assets

Investments in mutual funds

at fair value

$ 846

$ 19,188

$ 1,293

$ 14,766

$ 74,193

Total assets

846

19,188

1,293

14,766

74,193

Net assets

$ 846

$ 19,188

$ 1,293

$ 14,766

$ 74,193

Net Assets

Accumulation units

$ 846

$ 19,187

$ 1,293

$ 14,766

$ 74,115

Contracts in payout

(annuitization) period

-

1

-

-

78

Total net assets

$ 846

$ 19,188

$ 1,293

$ 14,766

$ 74,193

Accumulation units outstanding:

Select*Annuity II

-

98,515.020

-

99,675.832

620,088.888

Select*Annuity III

166,765.465

1,418,824.677

225,596.110

707,018.815

1,621,766.651

Value per accumulation unit:

Select*Annuity II

$ -

$ 12.72

$ -

$ 18.41

$ 49.64

Select*Annuity III

$ 5.07

$ 12.64

$ 5.73

$ 18.29

$ 26.72

Total number of mutual fund shares

149,911

546,345

42,536

709,923

2,924,437

Cost of mutual fund shares

$ 857

$ 24,937

$ 1,142

$ 11,649

$ 59,682

The accompanying notes are an integral part of these financial statements.

S-4

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

Fidelity®

Fidelity®

Fidelity® VIP

Fidelity®

Fidelity®

VIP High

VIP

Investment

VIP Money

VIP Growth

Income

Index 500

Grade Bond

Market

Assets

Investments in mutual funds

at fair value

$ 57,700

$ 12,356

$ 1

$ 21,547

$ 63

Total assets

57,700

12,356

1

21,547

63

Net assets

$ 57,700

$ 12,356

$ 1

$ 21,547

$ 63

Net Assets

Accumulation units

$ 57,298

$ 12,356

$ -

$ 21,547

$ -

Contracts in payout

(annuitization) period

402

-

1

-

63

Total net assets

$ 57,700

$ 12,356

$ 1

$ 21,547

$ 63

Accumulation units outstanding:

Select*Annuity II

625,542.377

153,266.139

-

143,442.546

-

Select*Annuity III

1,234,669.526

607,180.040

-

1,071,854.841

1.641

Value per accumulation unit:

Select*Annuity II

$ 47.80

$ 25.75

$ -

$ 22.06

$ -

Select*Annuity III

$ 22.19

$ 13.85

$ -

$ 17.15

$ 13.45

Total number of mutual fund shares

1,802,576

1,765,149

5

1,626,163

62,881

Cost of mutual fund shares

$ 57,037

$ 11,769

$ 1

$ 21,275

$ 63

The accompanying notes are an integral part of these financial statements.

S-5

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

Fidelity®

Fidelity®

Fidelity®

ING

ING

VIP

VIP Asset

VIP

Liquid Assets

Mercury

Overseas

ManagerSM

Contrafund®

Portfolio

Focus Value

Assets

Investments in mutual funds

at fair value

$ 6,714

$ 15,894

$ 44,163

$ 18,058

$ 5,889

Total assets

6,714

15,894

44,163

18,058

5,889

Net assets

$ 6,714

$ 15,894

$ 44,163

$ 18,058

$ 5,889

Net Assets

Accumulation units

$ 6,714

$ 15,877

$ 44,135

$ 18,058

$ 5,889

Contracts in payout

(annuitization) period

-

17

28

-

-

Total net assets

$ 6,714

$ 15,894

$ 44,163

$ 18,058

$ 5,889

Accumulation units outstanding:

Select*Annuity II

148,781.169

358,431.739

108,428.086

401,940.950

44,703.803

Select*Annuity III

183,258.896

400,406.039

1,478,830.481

1,405,295.501

493,591.733

Value per accumulation unit:

Select*Annuity II

$ 25.47

$ 24.96

$ 16.70

$ 10.00

$ 10.95

Select*Annuity III

$ 15.96

$ 17.31

$ 28.62

$ 9.99

$ 10.94

Total number of mutual fund shares

383,234

1,070,336

1,659,020

18,058,312

503,368

Cost of mutual fund shares

$ 7,547

$ 17,022

$ 33,420

$ 18,058

$ 5,783

The accompanying notes are an integral part of these financial statements.

S-6

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

ING

ING

Van Kampen

JP Morgan

ING VP

ING VP

Stock

Equity

Small Cap

Disciplined

High Yield

Index

Growth

Equity

LargeCap

Bond

Assets

Investments in mutual funds

at fair value

$ 44,722

$ 9,897

$ 4,238

$ 1,864

$ 2,316

Total assets

44,722

9,897

4,238

1,864

2,316

Net assets

$ 44,722

$ 9,897

$ 4,238

$ 1,864

$ 2,316

Net Assets

Accumulation units

$ 44,722

$ 9,897

$ 4,238

$ 1,863

$ 2,316

Contracts in payout

(annuitization) period

-

-

-

1

-

Total net assets

$ 44,722

$ 9,897

$ 4,238

$ 1,864

$ 2,316

Accumulation units outstanding:

Select*Annuity II

439,322.340

82,690.398

16,122.830

5,691.091

31,940.882

Select*Annuity III

3,644,866.979

848,263.099

337,948.389

164,166.866

199,215.744

Value per accumulation unit:

Select*Annuity II

$ 10.95

$ 10.64

$ 11.98

$ 8.31

$ 10.08

Select*Annuity III

$ 10.95

$ 10.63

$ 11.97

$ 11.06

$ 10.01

Total number of mutual fund shares

4,102,924

958,998

316,534

461,310

729,687

Cost of mutual fund shares

$ 42,122

$ 9,438

$ 3,706

$ 2,052

$ 2,285

The accompanying notes are an integral part of these financial statements.

S-7

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

ING VP

ING VP

ING VP

Janus Aspen

International

ING VP

MidCap

SmallCap

International

Value

MagnaCap

Opportunities

Opportunities

Growth

Assets

Investments in mutual funds

at fair value

$ 10,505

$ 825

$ 8,744

$ 7,935

$ 8,681

Total assets

10,505

825

8,744

7,935

8,681

Net assets

$ 10,505

$ 825

$ 8,744

$ 7,935

$ 8,681

Net Assets

Accumulation units

$ 10,505

$ 825

$ 8,744

$ 7,935

$ 8,681

Contracts in payout

(annuitization) period

-

-

-

-

-

Total net assets

$ 10,505

$ 825

$ 8,744

$ 7,935

$ 8,681

Accumulation units outstanding:

Select*Annuity II

52,399.873

-

36,283.193

36,883.651

62,822.023

Select*Annuity III

503,668.864

87,680.699

1,286,005.674

301,141.089

543,851.991

Value per accumulation unit:

Select*Annuity II

$ 19.00

$ -

$ 12.75

$ 16.49

$ 14.39

Select*Annuity III

$ 18.88

$ 9.41

$ 6.44

$ 24.33

$ 14.30

Total number of mutual fund shares

823,265

86,941

1,274,707

488,006

319,393

Cost of mutual fund shares

$ 9,217

$ 678

$ 8,213

$ 12,352

$ 7,305

The accompanying notes are an integral part of these financial statements.

S-8

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

Neuberger

Neuberger

Janus Aspen

Janus Aspen

Berman AMT

Berman AMT

Mid Cap

Worldwide

Limited

Socially

OpCap

Growth

Growth

Maturity Bond

Responsive

Equity

Assets

Investments in mutual funds

at fair value

$ 11,537

$ 20,934

$ 9,095

$ 653

$ 2,860

Total assets

11,537

20,934

9,095

653

2,860

Net assets

$ 11,537

$ 20,934

$ 9,095

$ 653

$ 2,860

Net Assets

Accumulation units

$ 11,537

$ 20,933

$ 9,094

$ 653

$ 2,860

Contracts in payout

(annuitization) period

-

1

1

-

-

Total net assets

$ 11,537

$ 20,934

$ 9,095

$ 653

$ 2,860

Accumulation units outstanding:

Select*Annuity II

99,664.631

184,599.148

24,981.617

-

14,945.641

Select*Annuity III

694,245.532

1,571,956.084

709,414.750

53,325.046

208,429.892

Value per accumulation unit:

Select*Annuity II

$ 14.61

$ 11.98

$ 12.46

$ -

$ 12.88

Select*Annuity III

$ 14.52

$ 11.91

$ 12.38

$ 12.24

$ 12.80

Total number of mutual fund shares

446,461

781,709

709,428

46,655

79,456

Cost of mutual fund shares

$ 10,951

$ 17,947

$ 9,498

$ 505

$ 2,568

The accompanying notes are an integral part of these financial statements.

S-9

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

Putnam VT

Putnam VT

OpCap Global

OpCap

OpCap

Diversified

Growth and

Equity

Managed

Small Cap

Income

Income

Assets

Investments in mutual funds

at fair value

$ 1,819

$ 10,420

$ 12,121

$ 2,322

$ 23,775

Total assets

1,819

10,420

12,121

2,322

23,775

Net assets

$ 1,819

$ 10,420

$ 12,121

$ 2,322

$ 23,775

Net Assets

Accumulation units

$ 1,819

$ 10,420

$ 12,121

$ 2,322

$ 23,720

Contracts in payout

(annuitization) period

-

-

-

-

55

Total net assets

$ 1,819

$ 10,420

$ 12,121

$ 2,322

$ 23,775

Accumulation units outstanding:

Select*Annuity II

8,063.351

81,295.035

51,456.988

4,563.665

85,447.522

Select*Annuity III

125,901.743

784,313.570

661,224.416

134,669.623

882,567.116

Value per accumulation unit:

Select*Annuity II

$ 13.66

$ 12.11

$ 17.11

$ 17.55

$ 25.26

Select*Annuity III

$ 13.57

$ 12.03

$ 17.00

$ 16.65

$ 24.43

Total number of mutual fund shares

115,616

243,852

335,304

250,522

929,065

Cost of mutual fund shares

$ 1,641

$ 9,387

$ 9,199

$ 2,320

$ 22,194

The accompanying notes are an integral part of these financial statements.

S-10

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

Putnam VT

Putnam VT

Putnam VT

Utilities

International

New

Growth and

Putnam VT

Growth

Opportunities

Income

Voyager

Assets

Investments in mutual funds

at fair value

$ 534

$ 14,083

$ 2,633

$ 29,622

Total assets

534

14,083

2,633

29,622

Net assets

$ 534

$ 14,083

$ 2,633

$ 29,622

Net Assets

Accumulation units

$ 534

$ 14,083

$ 2,622

$ 29,596

Contracts in payout

(annuitization) period

-

-

11

26

Total net assets

$ 534

$ 14,083

$ 2,633

$ 29,622

Accumulation units outstanding:

Select*Annuity II

-

-

6,310.255

189,984.751

Select*Annuity III

56,848.312

789,833.651

131,911.230

1,157,252.446

Value per accumulation unit:

Select*Annuity II

$ -

$ -

$ 19.99

$ 22.93

Select*Annuity III

$ 9.40

$ 17.83

$ 18.92

$ 21.81

Total number of mutual fund shares

36,106

825,967

193,725

1,082,280

Cost of mutual fund shares

$ 303

$ 21,937

$ 3,020

$ 44,334

The accompanying notes are an integral part of these financial statements.

S-11

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

AIM VI

Alger

Alger

Alger

Dent

Alger

American

American

American

Demographic

American

Leveraged

Mid Cap

Small

Trends

Growth

AllCap

Growth

Capitalization

Net investment income (loss)

Income:

Dividends

$ -

$ -

$ -

$ -

$ -

Total investment income

-

-

-

-

-

Expenses:

Mortality and expense risk and

other charges

12

282

19

202

26

Total expenses

12

282

19

202

26

Net investment income (loss)

(12)

(282)

(19)

(202)

(26)

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

(210)

(2,978)

(56)

668

839

Capital gains distributions

-

-

-

-

-

Total realized gain (loss) on

investments and capital gains

distributions

(210)

(2,978)

(56)

668

839

Net unrealized appreciation

(depreciation) of investments

276

3,953

148

1,044

(555)

Net increase (decrease) in net assets

resulting from operations

$ 54

$ 693

$ 73

$ 1,510

$ 258

The accompanying notes are an integral part of these financial statements.

S-12

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

Fidelity®

Fidelity®

Fidelity®

Fidelity® VIP

VIP Equity-

Fidelity®

VIP High

VIP

Investment

Income

VIP Growth

Income

Index 500

Grade Bond

Net investment income (loss)

Income:

Dividends

$ 1,264

$ 175

$ 1,280

$ 647

$ 1,085

Total investment income

1,264

175

1,280

647

1,085

Expenses:

Mortality and expense risk and

other charges

1,023

846

189

329

329

Total expenses

1,023

846

189

329

329

Net investment income (loss)

241

(671)

1,091

318

756

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

664

(4,264)

318

(4,466)

613

Capital gains distributions

302

-

-

-

780

Total realized gain (loss) on

investments and capital gains

distributions

966

(4,264)

318

(4,466)

1,393

Net unrealized appreciation

(depreciation) of investments

5,798

5,848

(405)

5,114

(1,469)

Net increase (decrease) in net assets

resulting from operations

$ 7,005

$ 913

$ 1,004

$ 966

$ 680

The accompanying notes are an integral part of these financial statements.

S-13

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

Fidelity®

Fidelity®

Fidelity®

Fidelity®

ING

VIP Money

VIP

VIP Asset

VIP

Liquid Assets

Market

Overseas

ManagerSM

Contrafund®

Portfolio

Net investment income (loss)

Income:

Dividends

$ 116

$ 86

$ 506

$ 160

$ 157

Total investment income

116

86

506

160

157

Expenses:

Mortality and expense risk and

other charges

171

92

234

618

152

Total expenses

171

92

234

618

152

Net investment income (loss)

(55)

(6)

272

(458)

5

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

-

(462)

(641)

202

-

Capital gains distributions

-

-

-

-

-

Total realized gain (loss) on

investments and capital gains

distributions

-

(462)

(641)

202

-

Net unrealized appreciation

(depreciation) of investments

-

1,218

1,008

5,887

-

Net increase (decrease) in net assets

resulting from operations

$ (55)

$ 750

$ 639

$ 5,631

$ 5

The accompanying notes are an integral part of these financial statements.

S-14

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

ING

ING

ING

Van Kampen

JP Morgan

ING VP

Mercury

Stock

Equity

Small Cap

Disciplined

Focus Value

Index

Growth

Equity

LargeCap

Net investment income (loss)

Income:

Dividends

$ 21

$ 486

$ 1

$ -

$ 22

Total investment income

21

486

1

-

22

Expenses:

Mortality and expense risk and

other charges

43

317

70

28

27

Total expenses

43

317

70

28

27

Net investment income (loss)

(22)

169

(69)

(28)

(5)

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

(32)

17

(33)

58

(117)

Capital gains distributions

251

127

46

4

-

Total realized gain (loss) on

investments and capital gains

distributions

219

144

13

62

(117)

Net unrealized appreciation

(depreciation) of investments

107

2,600

459

532

305

Net increase (decrease) in net assets

resulting from operations

$ 304

$ 2,913

$ 403

$ 566

$ 183

The accompanying notes are an integral part of these financial statements.

S-15

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

ING VP

ING VP

ING VP

ING VP

Growth

Growth +

High Yield

International

ING VP

Opportunities

Value

Bond

Value

MagnaCap

Net investment income (loss)

Income:

Dividends

$ -

$ -

$ 154

$ 139

$ 13

Total investment income

-

-

154

139

13

Expenses:

Mortality and expense risk and

other charges

3

39

33

137

12

Total expenses

3

39

33

137

12

Net investment income (loss)

(3)

(39)

121

2

1

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

68

(6,837)

40

1,198

(11)

Capital gains distributions

-

-

-

-

-

Total realized gain (loss) on

investments and capital gains

distributions

68

(6,837)

40

1,198

(11)

Net unrealized appreciation

(depreciation) of investments

(38)

7,173

(45)

267

71

Net increase (decrease) in net assets

resulting from operations

$ 27

$ 297

$ 116

$ 1,467

$ 61

The accompanying notes are an integral part of these financial statements.

S-16

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

ING VP

ING VP

Janus Aspen

Janus Aspen

MidCap

SmallCap

Janus Aspen

International

Mid Cap

Opportunities

Opportunities

Growth

Growth

Growth

Net investment income (loss)

Income:

Dividends

-

-

-

78

-

Total investment income

-

-

-

78

-

Expenses:

Mortality and expense risk and

other charges

91

118

75

121

160

Total expenses

91

118

75

121

160

Net investment income (loss)

(91)

(118)

(75)

(43)

(160)

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

(48)

(2,896)

(3,330)

748

(2,885)

Capital gains distributions

-

-

-

-

-

Total realized gain (loss) on

investments and capital gains

distributions

(48)

(2,896)

(3,330)

748

(2,885)

Net unrealized appreciation

(depreciation) of investments

506

3,617

3,470

662

5,032

Net increase (decrease) in net assets

resulting from operations

$ 367

$ 603

$ 65

$ 1,367

$ 1,987

The accompanying notes are an integral part of these financial statements.

S-17

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

Neuberger

Neuberger

Janus Aspen

Berman AMT

Neuberger

Berman AMT

Worldwide

Limited

Berman AMT

Socially

OpCap

Growth

Maturity Bond

Partners

Responsive

Equity

Net investment income (loss)

Income:

Dividends

$ 222

$ 353

$ -

$ -

$ 30

Total investment income

222

353

-

-

30

Expenses:

Mortality and expense risk and

other charges

321

146

46

9

41

Total expenses

321

146

46

9

41

Net investment income (loss)

(99)

207

(46)

(9)

(11)

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

(804)

13

(113)

37

(30)

Capital gains distributions

-

-

-

-

-

Total realized gain (loss) on

investments and capital gains

distributions

(804)

13

(113)

37

(30)

Net unrealized appreciation

(depreciation) of investments

1,459

(278)

441

38

321

Net increase (decrease) in net assets

resulting from operations

$ 556

$ (58)

$ 282

$ 66

$ 280

The accompanying notes are an integral part of these financial statements.

S-18

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

OpCap

Putnam VT

Putnam VT

Global

OpCap

OpCap

Diversified

Growth and

Equity

Managed

Small Cap

Income

Income

Net investment income (loss)

Income:

Dividends

$ 8

$ 167

$ 6

$ 257

$ 480

Total investment income

8

167

6

257

480

Expenses:

Mortality and expense risk and

other charges

23

149

165

36

381

Total expenses

23

149

165

36

381

Net investment income (loss)

(15)

18

(159)

221

99

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

194

(138)

363

(141)

(735)

Capital gains distributions

-

-

-

-

-

Total realized gain (loss) on

investments and capital gains

distributions

194

(138)

363

(141)

(735)

Net unrealized appreciation

(depreciation) of investments

31

1,020

1,515

119

2,903

Net increase (decrease) in net assets

resulting from operations

$ 210

$ 900

$ 1,719

$ 199

$ 2,267

The accompanying notes are an integral part of these financial statements.

S-19

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

Putnam VT

Putnam VT

Putnam VT

Utilities

International

New

Growth and

Putnam VT

Growth

Opportunities

Income

Voyager

Net investment income (loss)

Income:

Dividends

$ 10

$ -

$ 67

$ 162

Total investment income

10

-

67

162

Expenses:

Mortality and expense risk and

other charges

8

213

37

460

Total expenses

8

213

37

460

Net investment income (loss)

2

(213)

30

(298)

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

63

(3,792)

(367)

(7,331)

Capital gains distributions

-

-

-

-

Total realized gain (loss) on

investments and capital gains

distributions

63

(3,792)

(367)

(7,331)

Net unrealized appreciation

(depreciation) of investments

5

5,171

827

8,641

Net increase (decrease) in net assets

resulting from operations

$ 70

$ 1,166

$ 490

$ 1,012

The accompanying notes are an integral part of these financial statements.

S-20

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

AIM VI

Alger

Alger

Dent

Alger

American

American

Demographic

American

Leveraged

Mid Cap

Trends

Growth

AllCap

Growth

Net assets at January 1, 2003

$ 642

$ 19,876

$ 709

$ 10,412

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(10)

(284)

(14)

(169)

Net realized gain (loss) on investments

and capital gains distributions

(225)

(5,787)

(55)

(2,297)

Net unrealized appreciation (depreciation) of investments

461

11,913

344

6,895

Net increase (decrease) in net assets from operations

226

5,842

275

4,429

Changes from principal transactions:

Net premium payments

29

319

18

303

Surrenders

(97)

(2,767)

(148)

(1,501)

Transfers between Divisions (including fixed account), net

155

(474)

575

1,414

Annuity payments

-

(2)

-

-

Death benefits

-

(19)

-

(8)

Administrative charges

(1)

(20)

(1)

(10)

Transfers from (to) required reserves

-

3

-

(4)

Increase (decrease) in net assets derived from

principal transactions

86

(2,960)

444

194

Total increase (decrease)

312

2,882

719

4,623

Net assets at December 31, 2003

954

22,758

1,428

15,035

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(12)

(282)

(19)

(202)

Net realized gain (loss) on investments

and capital gains distributions

(210)

(2,978)

(56)

668

Net unrealized appreciation (depreciation) of investments

276

3,953

148

1,044

Net increase (decrease) in net assets from operations

54

693

73

1,510

Changes from principal transactions:

Net premium payments

22

279

31

186

Surrenders

(208)

(3,889)

(182)

(3,190)

Transfers between Divisions (including fixed account), net

25

(531)

(56)

1,285

Annuity payments

-

(2)

-

-

Death benefits

-

(102)

-

(52)

Administrative charges

(1)

(17)

(1)

(10)

Transfers from (to) required reserves

-

(1)

-

2

Increase (decrease) in net assets derived from

principal transactions

(162)

(4,263)

(208)

(1,779)

Total increase (decrease)

(108)

(3,570)

(135)

(269)

Net assets at December 31, 2004

$ 846

$ 19,188

$ 1,293

$ 14,766

The accompanying notes are an integral part of these financial statements.

S-21

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

Alger

American

Fidelity®

Fidelity®

Small

VIP Equity-

Fidelity®

VIP

Capitalization

Income

VIP Growth

High Income

Net assets at January 1, 2003

$ 2,803

$ 68,388

$ 63,451

$ 15,015

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(42)

343

(682)

947

Net realized gain (loss) on investments

and capital gains distributions

(294)

(4,057)

(17,022)

2,850

Net unrealized appreciation (depreciation) of investments

1,407

21,852

34,991

473

Net increase (decrease) in net assets from operations

1,071

18,138

17,287

4,270

Changes from principal transactions:

Net premium payments

44

929

881

134

Surrenders

(364)

(11,676)

(9,674)

(2,573)

Transfers between Divisions (including fixed account), net

94

4,666

(2,403)

1,828

Annuity payments

-

(8)

(99)

-

Death benefits

(10)

(286)

(266)

(231)

Administrative charges

(3)

(68)

(73)

(13)

Transfers from (to) required reserves

1

21

8

-

Increase (decrease) in net assets derived from

principal transactions

(238)

(6,422)

(11,626)

(855)

Total increase (decrease)

833

11,716

5,661

3,415

Net assets at December 31, 2003

3,636

80,104

69,112

18,430

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(26)

241

(671)

1,091

Net realized gain (loss) on investments

and capital gains distributions

839

966

(4,264)

318

Net unrealized appreciation (depreciation) of investments

(555)

5,798

5,848

(405)

Net increase (decrease) in net assets from operations

258

7,005

913

1,004

Changes from principal transactions:

Net premium payments

37

825

818

91

Surrenders

(240)

(15,644)

(11,469)

(3,504)

Transfers between Divisions (including fixed account), net

(3,685)

2,578

(969)

(3,479)

Annuity payments

-

(5)

(103)

-

Death benefits

(4)

(644)

(426)

(176)

Administrative charges

(2)

(63)

(63)

(10)

Transfers from (to) required reserves

-

37

(113)

-

Increase (decrease) in net assets derived from

principal transactions

(3,894)

(12,916)

(12,325)

(7,078)

Total increase (decrease)

(3,636)

(5,911)

(11,412)

(6,074)

Net assets at December 31, 2004

$ -

$ 74,193

$ 57,700

$ 12,356

The accompanying notes are an integral part of these financial statements.

S-22

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

Fidelity®

Fidelity® VIP

Fidelity®

Fidelity®

VIP

Investment

VIP Money

VIP

Index 500

Grade Bond

Market

Overseas

Net assets at January 1, 2003

$ 46,609

$ 31,723

$ 51,515

$ 6,739

Increase (decrease) in net assets

Operations:

Net investment income (loss)

86

836

(151)

(30)

Net realized gain (loss) on investments

and capital gains distributions

(3,487)

1,326

-

(1,086)

Net unrealized appreciation (depreciation) of investments

14,328

(1,010)

-

3,472

Net increase (decrease) in net assets from operations

10,927

1,152

(151)

2,356

Changes from principal transactions:

Net premium payments

677

426

818

(2)

Surrenders

(7,174)

(6,173)

(17,981)

(1,248)

Transfers between Divisions (including fixed account), net

(371)

804

(8,441)

(194)

Annuity payments

(6)

-

(8)

-

Death benefits

(125)

(86)

(136)

(92)

Administrative charges

(48)

(18)

(31)

(8)

Transfers from (to) required reserves

5

2

5

(1)

Increase (decrease) in net assets derived from

principal transactions

(7,042)

(5,045)

(25,774)

(1,545)

Total increase (decrease)

3,885

(3,893)

(25,925)

811

Net assets at December 31, 2003

50,494

27,830

25,590

7,550

Increase (decrease) in net assets

Operations:

Net investment income (loss)

318

756

(55)

(6)

Net realized gain (loss) on investments

and capital gains distributions

(4,466)

1,393

-

(462)

Net unrealized appreciation (depreciation) of investments

5,114

(1,469)

-

1,218

Net increase (decrease) in net assets from operations

966

680

(55)

750

Changes from principal transactions:

Net premium payments

361

259

339

-

Surrenders

(4,948)

(5,676)

(8,011)

(1,440)

Transfers between Divisions (including fixed account), net

(46,742)

(1,380)

(17,698)

(88)

Annuity payments

(2)

-

(8)

-

Death benefits

(102)

(153)

(118)

(50)

Administrative charges

(24)

(13)

(8)

(8)

Transfers from (to) required reserves

(2)

-

32

-

Increase (decrease) in net assets derived from

principal transactions

(51,459)

(6,963)

(25,472)

(1,586)

Total increase (decrease)

(50,493)

(6,283)

(25,527)

(836)

Net assets at December 31, 2004

$ 1

$ 21,547

$ 63

$ 6,714

The accompanying notes are an integral part of these financial statements.

S-23

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

Fidelity®

Fidelity®

ING

ING

VIP Asset

VIP

Liquid Assets

Mercury

ManagerSM

Contrafund®

Portfolio

Focus Value

Net assets at January 1, 2003

$ 20,144

$ 41,094

$ -

$ -

Increase (decrease) in net assets

Operations:

Net investment income (loss)

475

(389)

-

-

Net realized gain (loss) on investments

and capital gains distributions

(1,064)

(2,718)

-

-

Net unrealized appreciation (depreciation) of investments

3,491

13,269

-

-

Net increase (decrease) in net assets from operations

2,902

10,162

-

-

Changes from principal transactions:

Net premium payments

1

420

-

-

Surrenders

(3,084)

(7,041)

-

-

Transfers between Divisions (including fixed account), net

(529)

2,551

-

-

Annuity payments

(4)

(2)

-

-

Death benefits

(202)

(120)

-

-

Administrative charges

(21)

(39)

-

-

Transfers from (to) required reserves

-

19

-

-

Increase (decrease) in net assets derived from

principal transactions

(3,839)

(4,212)

-

-

Total increase (decrease)

(937)

5,950

-

-

Net assets at December 31, 2003

19,207

47,044

-

-

Increase (decrease) in net assets

Operations:

Net investment income (loss)

272

(458)

5

(22)

Net realized gain (loss) on investments

and capital gains distributions

(641)

202

-

219

Net unrealized appreciation (depreciation) of investments

1,008

5,887

-

107

Net increase (decrease) in net assets from operations

639

5,631

5

304

Changes from principal transactions:

Net premium payments

-

400

146

21

Surrenders

(3,375)

(10,502)

(5,053)

(961)

Transfers between Divisions (including fixed account), net

(326)

1,788

23,070

6,528

Annuity payments

(2)

(2)

-

-

Death benefits

(231)

(163)

(103)

(1)

Administrative charges

(18)

(36)

(7)

(2)

Transfers from (to) required reserves

-

3

-

-

Increase (decrease) in net assets derived from

principal transactions

(3,952)

(8,512)

18,053

5,585

Total increase (decrease)

(3,313)

(2,881)

18,058

5,889

Net assets at December 31, 2004

$ 15,894

$ 44,163

$ 18,058

$ 5,889

The accompanying notes are an integral part of these financial statements.

S-24

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

ING

ING

Van Kampen

JP Morgan

ING VP

Stock

Equity

Small Cap

Disciplined

Index

Growth

Equity

LargeCap

Net assets at January 1, 2003

$ -

$ -

$ -

$ 1,855

Increase (decrease) in net assets

Operations:

Net investment income (loss)

-

-

-

(11)

Net realized gain (loss) on investments

and capital gains distributions

-

-

-

(220)

Net unrealized appreciation (depreciation) of investments

-

-

-

622

Net increase (decrease) in net assets from operations

-

-

-

391

Changes from principal transactions:

Net premium payments

-

-

-

30

Surrenders

-

-

-

(245)

Transfers between Divisions (including fixed account), net

-

-

-

(10)

Annuity payments

-

-

-

(2)

Death benefits

-

-

-

(4)

Administrative charges

-

-

-

(2)

Transfers from (to) required reserves

-

-

-

-

Increase (decrease) in net assets derived from

principal transactions

-

-

-

(233)

Total increase (decrease)

-

-

-

158

Net assets at December 31, 2003

-

-

-

2,013

Increase (decrease) in net assets

Operations:

Net investment income (loss)

169

(69)

(28)

(5)

Net realized gain (loss) on investments

and capital gains distributions

144

13

62

(117)

Net unrealized appreciation (depreciation) of investments

2,600

459

532

305

Net increase (decrease) in net assets from operations

2,913

403

566

183

Changes from principal transactions:

Net premium payments

291

68

17

38

Surrenders

(4,284)

(922)

(552)

(303)

Transfers between Divisions (including fixed account), net

45,891

10,376

4,219

(54)

Annuity payments

-

-

-

(2)

Death benefits

(68)

(23)

(1)

(11)

Administrative charges

(19)

(5)

(1)

(1)

Transfers from (to) required reserves

(2)

-

(10)

1

Increase (decrease) in net assets derived from

principal transactions

41,809

9,494

3,672

(332)

Total increase (decrease)

44,722

9,897

4,238

(149)

Net assets at December 31, 2004

$ 44,722

$ 9,897

$ 4,238

$ 1,864

The accompanying notes are an integral part of these financial statements.

S-25

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

ING VP

ING VP

ING VP

ING VP

Growth

Growth +

High Yield

International

Opportunities

Value

Bond

Value

Net assets at January 1, 2003

$ 552

$ 10,413

$ 2,080

$ 5,762

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(8)

(136)

159

(2)

Net realized gain (loss) on investments

and capital gains distributions

(420)

(8,270)

112

1,067

Net unrealized appreciation (depreciation) of investments

560

11,317

137

954

Net increase (decrease) in net assets from operations

132

2,911

408

2,019

Changes from principal transactions:

Net premium payments

13

140

25

105

Surrenders

(48)

(1,957)

(374)

(1,003)

Transfers between Divisions (including fixed account), net

(50)

(1,582)

2,844

3,380

Annuity payments

-

-

-

-

Death benefits

-

(34)

(8)

(10)

Administrative charges

-

(11)

(1)

(6)

Transfers from (to) required reserves

-

-

2

22

Increase (decrease) in net assets derived from

principal transactions

(85)

(3,444)

2,488

2,488

Total increase (decrease)

47

(533)

2,896

4,507

Net assets at December 31, 2003

599

9,880

4,976

10,269

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(3)

(39)

121

2

Net realized gain (loss) on investments

and capital gains distributions

68

(6,837)

40

1,198

Net unrealized appreciation (depreciation) of investments

(38)

7,173

(45)

267

Net increase (decrease) in net assets from operations

27

297

116

1,467

Changes from principal transactions:

Net premium payments

2

42

28

109

Surrenders

(18)

(690)

(611)

(2,142)

Transfers between Divisions (including fixed account), net

(610)

(9,521)

(2,192)

832

Annuity payments

-

-

-

-

Death benefits

-

(5)

-

(26)

Administrative charges

-

(3)

(1)

(6)

Transfers from (to) required reserves

-

-

-

2

Increase (decrease) in net assets derived from

principal transactions

(626)

(10,177)

(2,776)

(1,231)

Total increase (decrease)

(599)

(9,880)

(2,660)

236

Net assets at December 31, 2004

$ -

$ -

$ 2,316

$ 10,505

The accompanying notes are an integral part of these financial statements.

S-26

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

ING VP

ING VP

ING VP

MidCap

SmallCap

Janus Aspen

MagnaCap

Opportunities

Opportunities

Growth

Net assets at January 1, 2003

$ 510

$ 340

$ 10,699

$ 11,794

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(2)

(8)

(134)

(152)

Net realized gain (loss) on investments

and capital gains distributions

(27)

30

(6,881)

(3,402)

Net unrealized appreciation (depreciation) of investments

235

150

9,904

6,562

Net increase (decrease) in net assets from operations

206

172

2,889

3,008

Changes from principal transactions:

Net premium payments

9

10

139

194

Surrenders

(58)

(45)

(1,431)

(1,458)

Transfers between Divisions (including fixed account), net

275

226

(2,425)

(1,557)

Annuity payments

-

-

(3)

-

Death benefits

(6)

-

(19)

(22)

Administrative charges

-

(1)

(9)

(14)

Transfers from (to) required reserves

-

-

2

3

Increase (decrease) in net assets derived from

principal transactions

220

190

(3,746)

(2,854)

Total increase (decrease)

426

362

(857)

154

Net assets at December 31, 2003

936

702

9,842

11,948

Increase (decrease) in net assets

Operations:

Net investment income (loss)

1

(91)

(118)

(75)

Net realized gain (loss) on investments

and capital gains distributions

(11)

(48)

(2,896)

(3,330)

Net unrealized appreciation (depreciation) of investments

71

506

3,617

3,470

Net increase (decrease) in net assets from operations

61

367

603

65

Changes from principal transactions:

Net premium payments

5

66

133

88

Surrenders

(322)

(1,845)

(1,927)

(888)

Transfers between Divisions (including fixed account), net

145

10,560

(647)

(11,167)

Annuity payments

-

-

-

-

Death benefits

-

(5)

(62)

(40)

Administrative charges

-

(7)

(8)

(6)

Transfers from (to) required reserves

-

(1,094)

1

-

Increase (decrease) in net assets derived from

principal transactions

(172)

7,675

(2,510)

(12,013)

Total increase (decrease)

(111)

8,042

(1,907)

(11,948)

Net assets at December 31, 2004

$ 825

$ 8,744

$ 7,935

$ -

The accompanying notes are an integral part of these financial statements.

S-27

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

Neuberger

Janus Aspen

Janus Aspen

Janus Aspen

Berman AMT

International

Mid Cap

Worldwide

Limited

Growth

Growth

Growth

Maturity Bond

Net assets at January 1, 2003

$ 8,873

$ 11,580

$ 28,062

$ 12,911

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(18)

(163)

(74)

388

Net realized gain (loss) on investments

and capital gains distributions

2,205

(12,129)

(5,511)

204

Net unrealized appreciation (depreciation) of investments

917

15,747

10,568

(459)

Net increase (decrease) in net assets from operations

3,104

3,455

4,983

133

Changes from principal transactions:

Net premium payments

94

254

462

136

Surrenders

(1,222)

(1,528)

(3,345)

(2,844)

Transfers between Divisions (including fixed account), net

(1,417)

(1,396)

(3,766)

1,270

Annuity payments

-

-

(1)

(3)

Death benefits

(7)

(20)

(36)

(16)

Administrative charges

(13)

(16)

(25)

(7)

Transfers from (to) required reserves

-

1

(1)

2

Increase (decrease) in net assets derived from

principal transactions

(2,565)

(2,705)

(6,712)

(1,462)

Total increase (decrease)

539

750

(1,729)

(1,329)

Net assets at December 31, 2003

9,412

12,330

26,333

11,582

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(43)

(160)

(99)

207

Net realized gain (loss) on investments

and capital gains distributions

748

(2,885)

(804)

13

Net unrealized appreciation (depreciation) of investments

662

5,032

1,459

(278)

Net increase (decrease) in net assets from operations

1,367

1,987

556

(58)

Changes from principal transactions:

Net premium payments

80

237

374

125

Surrenders

(1,802)

(2,401)

(4,815)

(2,375)

Transfers between Divisions (including fixed account), net

(345)

(580)

(1,415)

(162)

Annuity payments

-

-

(2)

(3)

Death benefits

(25)

(23)

(79)

(10)

Administrative charges

(7)

(14)

(20)

(6)

Transfers from (to) required reserves

1

1

2

2

Increase (decrease) in net assets derived from

principal transactions

(2,098)

(2,780)

(5,955)

(2,429)

Total increase (decrease)

(731)

(793)

(5,399)

(2,487)

Net assets at December 31, 2004

$ 8,681

$ 11,537

$ 20,934

$ 9,095

The accompanying notes are an integral part of these financial statements.

S-28

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

Neuberger

Neuberger

Berman AMT

OpCap

Berman AMT

Socially

OpCap

Global

Partners

Responsive

Equity

Equity

Net assets at January 1, 2003

$ 5,819

$ 399

$ 2,995

$ 595

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(85)

(7)

2

(7)

Net realized gain (loss) on investments

and capital gains distributions

(433)

(7)

(289)

(59)

Net unrealized appreciation (depreciation) of investments

2,270

169

954

331

Net increase (decrease) in net assets from operations

1,752

155

667

265

Changes from principal transactions:

Net premium payments

64

28

24

12

Surrenders

(781)

(47)

(340)

(125)

Transfers between Divisions (including fixed account), net

79

163

(321)

1,310

Annuity payments

-

-

-

-

Death benefits

(15)

-

(1)

-

Administrative charges

(5)

-

(2)

(1)

Transfers from (to) required reserves

1

-

1

(1)

Increase (decrease) in net assets derived from

principal transactions

(657)

144

(639)

1,195

Total increase (decrease)

1,095

299

28

1,460

Net assets at December 31, 2003

6,914

698

3,023

2,055

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(46)

(9)

(11)

(15)

Net realized gain (loss) on investments

and capital gains distributions

(113)

37

(30)

194

Net unrealized appreciation (depreciation) of investments

441

38

321

31

Net increase (decrease) in net assets from operations

282

66

280

210

Changes from principal transactions:

Net premium payments

44

13

31

18

Surrenders

(843)

(224)

(609)

(214)

Transfers between Divisions (including fixed account), net

(6,394)

101

138

(241)

Annuity payments

-

-

-

-

Death benefits

-

-

(1)

(8)

Administrative charges

(3)

(1)

(2)

(1)

Transfers from (to) required reserves

-

-

-

-

Increase (decrease) in net assets derived from

principal transactions

(7,196)

(111)

(443)

(446)

Total increase (decrease)

(6,914)

(45)

(163)

(236)

Net assets at December 31, 2004

$ -

$ 653

$ 2,860

$ 1,819

The accompanying notes are an integral part of these financial statements.

S-29

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

Putnam VT

Putnam VT

OpCap

OpCap

Diversified

Growth and

Managed

Small Cap

Income

Income

Net assets at January 1, 2003

$ 9,641

$ 7,911

$ 3,754

$ 29,189

Increase (decrease) in net assets

Operations:

Net investment income (loss)

37

(127)

285

211

Net realized gain (loss) on investments

and capital gains distributions

(463)

(281)

(202)

(2,187)

Net unrealized appreciation (depreciation) of investments

2,306

3,729

516

8,326

Net increase (decrease) in net assets from operations

1,880

3,321

599

6,350

Changes from principal transactions:

Net premium payments

181

103

-

307

Surrenders

(1,884)

(1,338)

(962)

(5,237)

Transfers between Divisions (including fixed account), net

1,799

2,204

(147)

(1,406)

Annuity payments

(2)

-

-

(7)

Death benefits

(69)

(8)

(48)

(215)

Administrative charges

(7)

(6)

(2)

(25)

Transfers from (to) required reserves

(1)

(4)

-

13

Increase (decrease) in net assets derived from

principal transactions

17

951

(1,159)

(6,570)

Total increase (decrease)

1,897

4,272

(560)

(220)

Net assets at December 31, 2003

11,538

12,183

3,194

28,969

Increase (decrease) in net assets

Operations:

Net investment income (loss)

18

(159)

221

99

Net realized gain (loss) on investments

and capital gains distributions

(138)

363

(141)

(735)

Net unrealized appreciation (depreciation) of investments

1,020

1,515

119

2,903

Net increase (decrease) in net assets from operations

900

1,719

199

2,267

Changes from principal transactions:

Net premium payments

179

130

-

211

Surrenders

(2,441)

(3,114)

(927)

(6,658)

Transfers between Divisions (including fixed account), net

269

1,240

(95)

(845)

Annuity payments

-

-

-

(3)

Death benefits

(18)

(31)

(47)

(198)

Administrative charges

(7)

(7)

(2)

(21)

Transfers from (to) required reserves

-

1

-

53

Increase (decrease) in net assets derived from

principal transactions

(2,018)

(1,781)

(1,071)

(7,461)

Total increase (decrease)

(1,118)

(62)

(872)

(5,194)

Net assets at December 31, 2004

$ 10,420

$ 12,121

$ 2,322

$ 23,775

The accompanying notes are an integral part of these financial statements.

S-30

ReliaStar SELECT VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

Putnam VT

Putnam VT

Putnam VT

Utilities

International

New

Growth and

Putnam VT

Growth

Opportunities

Income

Voyager

Net assets at January 1, 2003

$ 681

$ 17,596

$ 3,065

$ 41,463

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(2)

(240)

79

(279)

Net realized gain (loss) on investments

and capital gains distributions

41

(5,956)

(466)

(13,132)

Net unrealized appreciation (depreciation) of investments

103

10,801

986

21,574

Net increase (decrease) in net assets from operations

142

4,605

599

8,163

Changes from principal transactions:

Net premium payments

1

246

1

580

Surrenders

(138)

(3,338)

(427)

(7,796)

Transfers between Divisions (including fixed account), net

(48)

(1,626)

(146)

(3,669)

Annuity payments

-

-

(1)

(6)

Death benefits

(5)

(50)

(43)

(155)

Administrative charges

(1)

(20)

(3)

(46)

Transfers from (to) required reserves

-

(1)

(1)

12

Increase (decrease) in net assets derived from

principal transactions

(191)

(4,789)

(620)

(11,080)

Total increase (decrease)

(49)

(184)

(21)

(2,917)

Net assets at December 31, 2003

632

17,412

3,044

38,546

Increase (decrease) in net assets

Operations:

Net investment income (loss)

2

(213)

30

(298)

Net realized gain (loss) on investments

and capital gains distributions

63

(3,792)

(367)

(7,331)

Net unrealized appreciation (depreciation) of investments

5

5,171

827

8,641

Net increase (decrease) in net assets from operations

70

1,166

490

1,012

Changes from principal transactions:

Net premium payments

-

174

-

397

Surrenders

(146)

(3,592)

(803)

(8,387)

Transfers between Divisions (including fixed account), net

(19)

(1,013)

(69)

(1,817)

Annuity payments

-

-

(1)

(2)

Death benefits

(2)

(47)

(27)

(104)

Administrative charges

(1)

(17)

(2)

(36)

Transfers from (to) required reserves

-

-

1

13

Increase (decrease) in net assets derived from

principal transactions

(168)

(4,495)

(901)

(9,936)

Total increase (decrease)

(98)

(3,329)

(411)

(8,924)

Net assets at December 31, 2004

$ 534

$ 14,083

$ 2,633

$ 29,622

The accompanying notes are an integral part of these financial statements.

S-31

ReliaStar SELECT VARIABLE ACCOUNT

Notes to Financial Statements

1. Organization

  ReliaStar Select Variable Account (the "Account") was established by ReliaStar Life Insurance Company ("ReliaStar Life" or "the Company") to support the operations of variable annuity contracts ("Contracts"). ReliaStar Life is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

  The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

  At December 31, 2004, the Account had, under Select*Annuity II and Select*Annuity III Contracts, thirty-nine investment divisions (the "Divisions"), twenty-eight of which invest in independently managed mutual funds and eleven of which invest in mutual funds managed by an affiliate, ING Investments, LLC. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2004 and related Trusts are as follows:

  AIM Variable Insurance Funds:

  AIM VI Dent Demographic Trends Fund - Series I

The Alger American Fund:

  Alger American Growth Portfolio - Class O

  Alger American Leveraged AllCap Portfolio -

    Class O

  Alger American Mid Cap Growth Portfolio -

    Class O

Fidelity® Variable Insurance Products Fund:

  Fidelity® VIP Equity-Income Portfolio - Initial

    Class

  Fidelity® VIP Growth Portfolio - Initial Class

  Fidelity® VIP High Income Portfolio - Initial

    Class

  Fidelity® VIP Index 500 Portfolio - Initial Class

  Fidelity® VIP Investment Grade Bond Portfolio -

    Initial Class

  Fidelity® VIP Money Market Portfolio - Initial

    Class

  Fidelity® VIP Overseas Portfolio - Initial Class

  Fidelity® Variable Insurance Products Fund     (continued):

  Fidelity® VIP Asset Manager  SM Portfolio - Initial

    Class

  Fidelity® VIP Contrafund® Portfolio - Initial Class

ING Investors Trust:

  ING Liquid Assets Portfolio - Institutional Class**

  ING Mercury Focus Value Portfolio - Institutional

    Class**

  ING Stock Index Portfolio - Institutional Class**

  ING Van Kampen Equity Growth Portfolio -

    Institutional Class**

  JPMorgan Small Cap Equity Portfolio -     Institutional Class**

ING Variable Products Trust:

  ING VP Disciplined LargeCap Portfolio - Class I

  ING VP High Yield Bond Portfolio - Class I

  ING VP International Value Portfolio - Class I

  ING VP MagnaCap Portfolio - Class I

  ING VP MidCap Opportunities Portfolio - Class I

S-32

ReliaStar SELECT VARIABLE ACCOUNT

Notes to Financial Statements

  ING Variable Products Trust (continued):

  ING VP SmallCap Opportunities Portfolio -

    Class I

Janus Aspen Series:

  Janus Aspen International Growth Portfolio -

    Institutional Shares

  Janus Aspen Mid Cap Growth Portfolio -

    Institutional Shares

  Janus Aspen Worldwide Growth Portfolio -

    Institutional Shares

Neuberger Berman Advisors Management Trust:

  Neuberger Berman AMT Limited Maturity Bond

    Portfolio - Class I

  Neuberger Berman AMT Socially Responsive

    Portfolio - Class I

PIMCO Accumulation Trust:

  OpCap Equity Portfolio

  OpCap Global Equity Portfolio

  OpCap Managed Portfolio

  OpCap Small Cap Portfolio

  Putnam Variable Trust:

  Putnam VT Diversified Income Fund-Class IA

    Shares

  Putnam VT Growth and Income Fund - Class IA

    Shares

  Putnam VT International Growth Fund - Class IA

    Shares

  Putnam VT New Opportunities Fund - Class IA

    Shares

  Putnam VT Utilities Growth and Income Fund -

    Class IA Shares

  Putnam VT Voyager Fund - Class IA Shares

**  Division became available in 2004

 The names of certain Divisions and Trusts were changed during 2004. The following is a summary of current and former names for those Divisions and Trusts:

Current Name

Former Name

ING Variable Products Trust:

ING Variable Products Trust:

ING VP Disciplined LargeCap Portfolio - Class I

ING VP Disciplined LargeCap Portfolio - Class R

ING VP Growth Opportunities Portfolio - Class I

ING VP Growth Opportunities Portfolio - Class R

ING VP High Yield Bond Portfolio - Class I

ING VP High Yield Bond Portfolio

ING VP International Value Portfolio - Class I

ING VP International Value Portfolio - Class R

ING VP MagnaCap Portfolio - Class I

ING VP MagnaCap Portfolio - Class R

ING VP MidCap Opportunities Portfolio - Class I

ING VP MidCap Opportunities Portfolio - Class R

ING VP SmallCap Opportunities Portfolio - Class I

ING VP SmallCap Opportunities Portfolio - Class R

Neuberger Berman Advisors Management Trust:

Neuberger Berman Advisors Management Trust:

Neuberger Berman AMT Limited Maturity Bond

Neuberger Berman AMT Limited Maturity Bond

Portfolio - Class I

Portfolio - Class R

Neuberger Berman AMT Socially Responsive

Neuberger Berman AMT Socially Responsive

Portfolio - Class I

Portfolio - Class R

  During 2004, the Alger American Small Capitalization Portfolio - Class O, ING VP Growth Opportunities Portfolio - Class I, ING VP Growth + Value Portfolio - Class I, Janus Aspen Growth Portfolio - Institutional Shares and Neuberger Berman AMT Partners Portfolio - Class I were closed to Contractowners.

S-33

ReliaStar SELECT VARIABLE ACCOUNT

Notes to Financial Statements

2. Significant Accounting Policies

 The following is a summary of the significant accounting policies of the Account:

 Use of Estimates

  The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

 Investments

  Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-dividend date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

 Variable Annuity Reserves

  Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the Contractowners' aggregate account values invested in the Account Divisions. To the extent that benefits to be paid to the Contractowners exceed their account values, the Company will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 Federal Income Taxes

  Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ReliaStar Life.

S-34

ReliaStar SELECT VARIABLE ACCOUNT

Notes to Financial Statements

 Transfers

  Transfers from (to) required reserves on the Statements of Changes in Net Assets relate to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life), Contractowner transfers between the general account and the Divisions, and other Contractowner activity, including Contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Due to (from) ReliaStar Life Insurance Company on the Statement of Assets and Liabilities.

 Reclassifications

 Certain reclassifications have been made to prior year financial information to conform to current year classifications.

3. Charges and Fees

  Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ReliaStar Life expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

 Mortality and Expense Risk Charges

  ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge at an annual rate of 1.30% for Select*Annuity II Contracts and 1.25% for Select*Annuity III Contracts from the assets of the Account.

 Premium Taxes

  Various states and other governmental units levy a premium tax on annuity Contracts issued by insurance companies. If the owner of a Contract lives in a state which levies such a tax, ReliaStar Life may deduct the amount of the tax from the purchase payments received or the value of the Contract at annuitization.

 Contract Maintenance Charges

 An annual contract or certificate maintenance fee is deducted from the accumulation value of Contracts to cover ongoing administrative expenses. The charge is $30 per Contract.

S-35

ReliaStar SELECT VARIABLE ACCOUNT

Notes to Financial Statements

 Sales and Surrender Charges

  No deduction is made for a sales charge from the purchase payments made for the Contracts. However, on certain surrenders, ReliaStar Life will deduct from the Contract value a surrender charge as set forth in the Contract.

4. Related Party Transactions

  During the year ended December 31, 2004, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment manager to the ING Variable Products Trust. The Fund's advisory agreement provided for a fee at annual rates ranging from 0.75% to 1.00% of the average net assets of each respective Fund of the Trust.

S-36

ReliaStar SELECT VARIABLE ACCOUNT

Notes to Financial Statements

5. Purchases and Sales of Investment Securities

 The aggregate cost of purchases and proceeds from sales of investments follow:

Year ended December 31

2004

2003

Purchases

Sales

Purchases

Sales

(Dollars In Thousands)

AIM Variable Insurance Funds:

AIM VI Dent Demographic Trends

$ 130

$ 304

$ 277

$ 201

The Alger American Fund:

Alger American Growth

670

5,216

3,446

6,689

Alger American Leveraged AllCap

85

312

636

206

Alger American MidCap Growth

1,501

3,482

17,764

17,739

Alger American Small Capitalization

430

4,350

5,319

5,599

Fidelity® Variable Insurance Products Fund:

Fidelity® VIP Equity-Income

6,015

18,387

16,148

22,228

Fidelity® VIP Growth

749

13,705

14,345

26,702

Fidelity® VIP High Income

2,109

8,096

80,636

80,544

Fidelity® VIP Index 500

1,100

52,245

2,639

9,591

Fidelity® VIP Investment Grade Bond

4,086

9,513

6,184

10,393

Fidelity® VIP Money Market

16,585

42,109

165,452

191,380

Fidelity® VIP Overseas

95

1,687

66

1,641

Fidelity® VIP Asset ManagerSM

543

4,223

767

4,132

Fidelity® VIP Contrafund®

1,212

10,181

6,631

11,233

ING Investors Trust:

ING Liquid Assets

26,502

8,444

-

-

ING Mercury Focus Value

6,980

1,165

-

-

ING Stock Index

47,423

5,318

-

-

ING Van Kampen Equity Growth

10,682

1,211

-

-

JP Morgan Small Cap Equity

4,918

1,270

-

-

ING Variable Products Trust:

ING VP Disciplined LargeCap

93

430

172

416

ING VP Growth Opportunities

115

744

676

769

ING VP Growth + Value

77

10,293

2,175

5,755

ING VP High Yield Bond

1,738

4,393

5,559

2,912

ING VP International Value

8,114

9,343

17,972

15,486

ING VP MagnaCap

184

355

309

91

ING VP MidCap Opportunities

10,041

2,457

1,513

1,331

ING VP SmallCap Opportunities

225

2,853

589

4,470

Janus Aspen Series:

Janus Aspen Growth

36

12,124

1,016

4,022

Janus Aspen International Growth

4,170

6,311

93,170

95,753

Janus Aspen Mid Cap Growth

177

3,117

4,730

7,598

Janus Aspen Worldwide Growth

429

6,484

6,837

13,622

S-37

ReliaStar SELECT VARIABLE ACCOUNT

Notes to Financial Statements

Year ended December 31

2004

2003

Purchases

Sales

Purchases

Sales

(Dollars In Thousands)

Neuberger Berman Advisors Management Trust:

Neuberger Berman AMT Limited Maturity

Bond

$ 3,062

$ 5,282

$ 4,549

$ 5,625

Neuberger Berman AMT Partners

409

7,651

559

1,301

Neuberger Berman AMT Socially Responsive

159

279

214

77

PIMCO Accumulation Trust:

OpCap Equity

255

709

449

1,086

OpCap Global Equity

2,157

2,618

1,417

229

OpCap Managed

1,689

3,689

2,457

2,403

OpCap Small Cap

1,554

3,494

2,489

1,665

Putnam Variable Trust:

Putnam VT Diversified Income

271

1,121

333

1,207

Putnam VT Growth and Income

1,106

8,467

1,018

7,378

Putnam VT International Growth

12

178

11

204

Putnam VT New Opportunities

169

4,877

307

5,336

Putnam VT Utilities Growth and Income

68

939

126

667

Putnam VT Voyager

238

10,472

2,405

13,764

S-38

ReliaStar SELECT VARIABLE ACCOUNT

Notes to Financial Statements

6. Changes in Units

 The net changes in units outstanding follow:

Year ended December 31

2004

2003

Net Units

Net Units

Units

Units

Issued

Issued

Issued

Redeemed

(Redeemed)

(Redeemed)

AIM Variable Insurance Funds:

AIM VI Dent Demographic Trends

23,501

(57,663)

(34,162)

17,641

The Alger American Fund:

Alger American Growth

72,787

(427,608)

(354,821)

(306,216)

Alger American Leveraged AllCap

17,230

(57,556)

(40,326)

90,551

Alger American Mid Cap Growth

121,617

(230,623)

(109,006)

(8,690)

Alger American Small Capitalization

42,673

(484,386)

(441,713)

(36,516)

Fidelity® Variable Insurance Products Fund:

Fidelity® VIP Equity-Income

152,521

(601,879)

(449,358)

(237,041)

Fidelity® VIP Growth Portfolio

60,496

(508,425)

(447,929)

(506,675)

Fidelity® VIP High Income

55,741

(585,497)

(529,756)

(31)

Fidelity® VIP Index 500

45,254

(2,120,548)

(2,075,294)

(351,068)

Fidelity® VIP Investment Grade Bond

128,975

(534,104)

(405,128)

(299,058)

Fidelity® VIP Money Market

767,437

(2,571,994)

(1,804,557)

(1,854,371)

Fidelity® VIP Overseas

-

(94,624)

(94,624)

(115,419)

Fidelity® VIP Asset ManagerSM

471

(205,371)

(204,900)

(217,475)

Fidelity® VIP Contrafund®

124,329

(447,165)

(322,836)

(205,573)

ING Investors Trust

ING Liquid Assets

2,587,514

(780,278)

1,807,236

-

ING Mercury Focus Value

657,149

(118,853)

538,296

-

ING Stock Index

4,603,490

(519,301)

4,084,189

-

ING Van Kampen Equity Growth

1,051,364

(120,411)

930,953

-

JP Morgan Small Cap Equity

457,122

(103,051)

354,071

-

ING Variable Products Trust:

ING VP Disciplined LargeCap

9,342

(41,374)

(32,032)

(26,755)

ING VP Growth Opportunities

22,898

(148,941)

(126,043)

(26,359)

ING VP Growth + Value

5,132

(536,973)

(531,841)

(223,249)

ING VP High Yield Bond

136,000

(433,467)

(297,467)

272,850

ING VP International Value

316,161

(389,295)

(73,134)

176,713

ING VP MagnaCap

20,372

(39,675)

(19,303)

31,727

ING VP MidCap Opportunities

1,613,858

(411,542)

1,202,316

41,748

ING VP SmallCap Opportunities

16,625

(131,744)

(115,119)

(214,661)

S-39

ReliaStar SELECT VARIABLE ACCOUNT

Notes to Financial Statements

Year ended December 31

2004

2003

Net Units

Net Units

Units

Units

Issued

Issued

Issued

Redeemed

(Redeemed)

(Redeemed)

Janus Aspen Series:

Janus Aspen Growth

8,267

(1,062,301)

(1,054,034)

(297,901)

Janus Aspen International Growth

53,606

(218,652)

(165,046)

(196,528)

Janus Aspen Mid Cap Growth

25,360

(241,477)

(216,117)

(254,927)

Janus Aspen Worldwide Growth

34,742

(560,558)

(525,816)

(691,848)

Neuberger Berman Advisors Management Trust:

Neuberger Berman AMT Limited Maturity Bond

152,259

(347,798)

(195,539)

(116,702)

Neuberger Berman AMT Partners

32,518

(684,575)

(652,057)

(78,868)

Neuberger Berman AMT Socially Responsive

12,824

(23,227)

(10,403)

15,461

PIMCO Accumulation Trust:

OpCap Equity

19,540

(56,894)

(37,354)

(66,822)

OpCap Global Equity

50,258

(84,262)

(34,004)

104,833

OpCap Managed

84,756

(266,542)

(181,786)

(2,895)

OpCap Small Cap

109,148

(228,958)

(119,810)

72,050

Putnam Variable Trust:

Putnam VT Diversified Income

-

(67,625)

(67,625)

(81,706)

Putnam VT Growth and Income

36,508

(366,425)

(329,917)

(349,380)

Putnam VT International Growth

-

(20,270)

(20,270)

(28,612)

Putnam VT New Opportunities

17,913

(293,010)

(275,097)

(342,788)

Putnam VT Utilities Growth and Income

189

(54,428)

(54,239)

(46,515)

Putnam VT Voyager

21,475

(497,532)

(476,057)

(599,406)

S-40

ReliaStar SELECT VARIABLE ACCOUNT

Notes to Financial Statements

7. Financial Highlights

  A summary of unit values and units outstanding for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2004, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

AIM VI Dent Demographic Trends

2004

167

$5.07

$ 846

-

%

1.40%

6.74%

2003

201

$4.75

954

-

1.40%

35.71%

2002

183

$3.50

642

-

1.40%

-33.14%

2001

271

$5.24

1,420

-

1.40%

-32.86%

2000

272

$7.81

2,121

(a)

(a)

(a)

Alger American Growth

2004

1,517

$12.64 to $12.72

19,188

-

1.30% to 1.40%

4.03% to 4.09%

2003

1,872

$12.15 to $12.22

22,758

-

1.30% to 1.40%

33.22% to 33.41%

2002

2,178

$9.12 to $9.16

19,876

0.04

1.30% to 1.40%

-33.92% to -33.86%

2001

2,820

$13.80 to $13.85

38,928

0.24

1.30% to 1.40%

-13.04% to -12.97%

2000

3,194

$15.87 to $15.91

50,680

(a)

(a)

(a)

Alger American Leveraged AllCap

2004

226

$5.73

1,293

-

1.40%

6.70%

2003

266

$5.37

1,428

-

1.40%

32.92%

2002

175

$4.04

709

0.01

1.40%

-34.82%

2001

178

$6.20

1,106

-

1.40%

-11.41%

2000

119

$7.48

887

(a)

(a)

(a)

Alger American Mid Cap Growth

2004

807

$18.29 to $18.41

14,766

-

1.30% to 1.40%

11.46% to 11.58%

2003

916

$16.41 to $16.50

15,035

-

1.30% to 1.40%

45.74% to 45.89%

2002

924

$11.26 to $11.31

10,412

-

1.30% to 1.40%

-30.52% to -30.46%

2001

884

$16.20 to $16.26

14,325

-

1.30% to 1.40%

-7.82% to -7.75%

2000

969

$17.58 to $17.63

17,050

(a)

(a)

(a)

S-41

ReliaStar SELECT VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

Fidelity® VIP Equity-Income

2004

2,242

$26.72 to $49.64

$ 74,193

1.64

%

1.30% to 1.40%

10.00% to 10.07%

2003

2,691

$24.29 to $45.10

80,104

1.74

1.30% to 1.40%

28.52% to 28.64%

2002

2,928

$18.90 to $35.06

68,388

1.81

1.30% to 1.40%

-18.10% to -18.03%

2001

3,560

$23.07 to $42.77

101,409

1.87

1.30% to 1.40%

-6.28% to -6.20%

2000

4,085

$24.62 to $45.59

124,312

(a)

(a)

(a)

Fidelity® VIP Growth

2004

1,860

$22.19 to $47.80

57,700

0.28

1.30% to 1.40%

1.98% to 2.05%

2003

2,308

$21.76 to $46.84

69,112

0.28

1.30% to 1.40%

31.01% to 31.13%

2002

2,815

$16.61 to $35.72

63,451

0.26

1.30% to 1.40%

-31.07% to -31.01%

2001

3,585

$24.10 to $51.78

117,089

0.09

1.30% to 1.40%

-18.80% to -18.73%

2000

4,336

$29.67 to $63.72

173,046

(a)

(a)

(a)

Fidelity® VIP High Income

2004

760

$13.85 to $25.75

12,356

8.31

1.30% to 1.40%

8.03% to 8.15%

2003

1,290

$12.82 to $23.81

18,430

7.12

1.30% to 1.40%

25.56% to 25.65%

2002

1,290

$10.21 to $18.95

15,015

11.93

1.30% to 1.40%

2.01% to 2.10%

2001

1,628

$10.01 to $18.56

18,566

14.88

1.30% to 1.40%

-12.96% to -12.88%

2000

1,964

$11.50 to $21.31

25,772

(a)

(a)

(a)

Fidelity® VIP Index 500

2004

-

-

1

2.56

1.30% to 1.40%

0.00%

2003

2,075

$24.15 to $25.94

50,494

1.50

1.30% to 1.40%

26.64% to 26.78%

2002

2,426

$19.07 to $20.46

46,609

1.41

1.30% to 1.40%

-23.32% to -23.26%

2001

3,170

$24.88 to $26.67

79,444

1.25

1.30% to 1.40%

-13.32% to -13.25%

2000

3,684

$28.70 to $30.74

106,352

(a)

(a)

(a)

S-42

ReliaStar SELECT VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

Fidelity® VIP Investment Grade Bond

2004

1,215

$17.15 to $22.06

$ 21,547

4.39

%

1.30% to 1.40%

3.00% to 3.08%

2003

1,620

$16.65 to $21.40

27,830

4.27

1.30% to 1.40%

3.74% to 3.83%

2002

1,919

$16.05 to $20.61

31,723

3.74

1.30% to 1.40%

8.82% to 8.91%

2001

1,804

$14.75 to $18.92

27,453

4.98

1.30% to 1.40%

6.96% to 7.05%

2000

1,495

$13.79 to $17.67

21,415

(a)

(a)

(a)

Fidelity® VIP Money Market

2004

-

$13.45

63

0.91

1.30% to 1.40%

-0.22%

2003

1,805

$13.48 to $17.82

25,590

1.04

1.30% to 1.40%

-0.37% to -0.28%

2002

3,659

$13.53 to $17.87

51,515

1.68

1.30% to 1.40%

0.29% to 0.37%

2001

3,618

$13.49 to $17.81

50,486

4.15

1.30% to 1.40%

2.75% to 2.83%

2000

3,223

$13.13 to $17.31

43,779

(a)

(a)

(a)

Fidelity® VIP Overseas

2004

332

$15.96 to $25.47

6,714

1.20

1.30% to 1.40%

12.08% to 12.15%

2003

427

$14.24 to $22.71

7,550

0.84

1.30% to 1.40%

41.41% to 41.50%

2002

542

$10.07 to $16.05

6,739

0.84

1.30% to 1.40%

-21.38% to -21.32%

2001

738

$12.81 to $20.40

11,564

5.96

1.30% to 1.40%

-22.26% to -22.20%

2000

967

$16.48 to $26.22

19,479

(a)

(a)

(a)

Fidelity® VIP Asset ManagerSM

2004

759

$17.31 to $24.96

15,894

2.88

1.30% to 1.40%

4.03% to 4.13%

2003

964

$16.64 to $23.97

19,207

3.73

1.30% to 1.40%

16.36% to 16.42%

2002

1,181

$14.30 to $20.59

20,144

4.27

1.30% to 1.40%

-9.99% to -9.91%

2001

1,577

$15.89 to $22.85

29,641

4.64

1.30% to 1.40%

-5.42% to -5.34%

2000

1,973

$16.80 to $24.14

39,260

(a)

(a)

(a)

Fidelity® VIP Contrafund®

2004

1,587

$16.70 to $28.62

44,163

0.35

1.30% to 1.40%

13.89% to 13.99%

2003

1,910

$14.65 to $25.13

47,044

0.46

1.30% to 1.40%

26.66% to 26.73%

2002

2,116

$11.56 to $19.84

41,094

0.89

1.30% to 1.40%

-10.60% to -10.53%

2001

2,682

$12.92 to $22.19

58,234

0.87

1.30% to 1.40%

-13.46% to -13.39%

2000

3,210

$14.91 to $25.64

80,531

(a)

(a)

(a)

S-43

ReliaStar SELECT VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

ING Liquid Assets Portfolio

2004

1,807

$9.99 to $10.00

$ 18,058

(b)

%

1.30% to 1.40%

(b)

2003

(b)

(b)

(b)

(b)

(b)

(b)

2002

(b)

(b)

(b)

(b)

(b)

(b)

2001

(b)

(b)

(b)

(b)

(b)

(b)

2000

(b)

(b)

(b)

(b)

(b)

(b)

ING Mercury Focus Value

2004

538

$10.94 to $10.95

5,889

(b)

1.30% to 1.40%

(b)

2003

(b)

(b)

(b)

(b)

(b)

(b)

2002

(b)

(b)

(b)

(b)

(b)

(b)

2001

(b)

(b)

(b)

(b)

(b)

(b)

2000

(b)

(b)

(b)

(b)

(b)

(b)

ING Stock Index

2004

4,084

$10.95

44,722

(b)

1.30% to 1.40%

(b)

2003

(b)

(b)

(b)

(b)

(b)

(b)

2002

(b)

(b)

(b)

(b)

(b)

(b)

2001

(b)

(b)

(b)

(b)

(b)

(b)

2000

(b)

(b)

(b)

(b)

(b)

(b)

ING Van Kampen Equity Growth

2004

931

$10.63 to $10.64

9,897

(b)

1.30% to 1.40%

(b)

2003

(b)

(b)

(b)

(b)

(b)

(b)

2002

(b)

(b)

(b)

(b)

(b)

(b)

2001

(b)

(b)

(b)

(b)

(b)

(b)

2000

(b)

(b)

(b)

(b)

(b)

(b)

S-44

ReliaStar SELECT VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

JP Morgan Small Cap Equity

2004

354

$11.97 to $11.98

$ 4,238

(b)

1.30% to 1.40%

(b)

2003

(b)

(b)

(b)

(b)

(b)

(b)

2002

(b)

(b)

(b)

(b)

(b)

(b)

2001

(b)

(b)

(b)

(b)

(b)

(b)

2000

(b)

(b)

(b)

(b)

(b)

(b)

ING VP Disciplined LargeCap

2004

170

$8.31 to $11.06

1,864

1.13

%

1.30% to 1.40%

10.38% to 10.51%

2003

202

$7.52 to $10.02

2,013

0.78

1.30% to 1.40%

23.40% to 23.48%

2002

229

$6.09 to $8.12

1,855

1.14

1.30% to 1.40%

-23.16% to -23.10%

2001

344

$7.92 to $10.56

3,623

0.53

1.30% to 1.40%

-13.45% to -13.38%

2000

418

$9.14 to $12.20

5,070

(a)

(a)

(a)

ING VP High Yield Bond

2004

231

$10.01 to $10.08

2,316

4.24

1.30% to 1.40%

6.38% to 6.55%

2003

529

$9.41 to $9.46

4,976

5.44

1.30% to 1.40%

15.74% to 15.79%

2002

256

$8.13 to $8.17

2,080

9.34

1.30% to 1.40%

-2.51% to -2.43%

2001

285

$8.34 to $8.37

2,381

7.65

1.30% to 1.40%

-0.70% to -0.62%

2000

295

$8.40 to $8.42

2,482

(a)

(a)

(a)

ING VP International Value

2004

556

$18.88 to $19.00

10,505

1.34

1.30% to 1.40%

15.76% to 15.92%

2003

629

$16.31 to $16.39

10,269

1.24

1.30% to 1.40%

28.12% to 28.25%

2002

452

$12.73 to $12.78

5,762

1.00

1.30% to 1.40%

-16.54% to -16.47%

2001

408

$15.25 to $15.31

6,220

1.60

1.30% to 1.40%

-12.90% to -12.82%

2000

398

$17.51 to $17.56

6,961

(a)

(a)

(a)

S-45

ReliaStar SELECT VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

ING VP MagnaCap

2004

88

$9.41

$ 825

1.48

%

1.40%

7.54%

2003

107

$8.75

936

1.11

1.40%

29.25%

2002

75

$6.77

510

0.97

1.40%

-23.82%

2001

89

$8.89

789

1.33

1.40%

-11.69%

2000

60

$10.07

607

(a)

(a)

(a)

ING VP MidCap Opportunities

2004

1,322

$6.44 to $12.75

8,744

-

1.30% to 1.40%

5.55% to 10.09%

2003

120

$5.85

702

-

1.40%

34.79%

2002

78

$4.34

340

-

1.40%

-26.89%

2001

104

$5.94

620

0.02

1.40%

-32.93%

2000

63

$8.86

570

(a)

(a)

(a)

ING VP SmallCap Opportunities

2004

338

$16.49 to $24.33

7,935

-

1.30% to 1.40%

8.62% to 8.70%

2003

453

$15.17 to $22.40

9,842

-

1.30% to 1.40%

36.67% to 36.79%

2002

668

$11.09 to $16.39

10,699

-

1.30% to 1.40%

-44.37% to -44.33%

2001

851

$19.91 to $29.46

24,351

-

1.30% to 1.40%

-30.14% to -30.08%

2000

947

$28.48 to $42.17

38,848

(a)

(a)

(a)

Janus Aspen International Growth

2004

607

$14.30 to $14.39

8,681

0.86

1.30% to 1.40%

17.31% to 17.37%

2003

772

$12.19 to $12.26

9,412

1.20

1.30% to 1.40%

33.08% to 33.26%

2002

968

$9.16 to $9.20

8,873

0.71

1.30% to 1.40%

-26.61% to -26.55%

2001

1,045

$12.48 to $12.53

13,051

1.11

1.30% to 1.40%

-24.30% to -24.24%

2000

1,163

$16.49 to $16.54

19,191

(a)

(a)

(a)

S-46

ReliaStar SELECT VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

Janus Aspen Mid Cap Growth

2004

794

$14.52 to $14.61

$ 11,537

-

%

1.30% to 1.40%

19.02% to 19.17%

2003

1,010

$12.20 to $12.26

12,330

-

1.30% to 1.40%

33.33% to 33.41%

2002

1,265

$9.15 to $9.19

11,580

-

1.30% to 1.40%

-28.93% to -28.87%

2001

1,774

$12.88 to $12.93

22,862

-

1.30% to 1.40%

-40.29% to -40.24%

2000

2,117

$21.57 to $21.63

45,687

(a)

(a)

(a)

Janus Aspen Worldwide Growth

2004

1,757

$11.91 to $11.98

20,934

0.94

1.30% to 1.40%

3.30% to 3.36%

2003

2,282

$11.53 to $11.59

26,333

1.03

1.30% to 1.40%

22.27% to 22.39%

2002

2,974

$9.43 to $9.47

28,062

0.81

1.30% to 1.40%

-26.53% to -26.47%

2001

4,133

$12.83 to $12.88

53,052

0.46

1.30% to 1.40%

-23.51% to -23.45%

2000

4,717

$16.78 to $16.82

79,131

(a)

(a)

(a)

Neuberger Berman AMT Limited Maturity Bond

2004

734

$12.38 to $12.46

9,095

3.42

1.30% to 1.40%

-0.56% to -0.48%

2003

930

$12.45 to $12.52

11,582

4.66

1.30% to 1.40%

0.97% to 1.05%

2002

1,047

$12.33 to $12.39

12,911

4.85

1.30% to 1.40%

3.88% to 3.97%

2001

1,008

$11.87 to $11.91

11,978

5.40

1.30% to 1.40%

7.27% to 7.36%

2000

822

$11.06 to $11.10

9,095

(a)

(a)

(a)

Neuberger Berman AMT Socially Responsive

2004

53

$12.24

653

-

1.40%

11.78%

2003

64

$10.95

698

-

1.40%

32.57%

2002

48

$8.26

399

-

1.40%

-15.93%

2001

63

$9.83

616

-

1.40%

-4.92%

2000

47

$10.34

486

(a)

(a)

(a)

S-47

ReliaStar SELECT VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

OpCap Equity

2004

223

$12.80 to $12.88

$ 2,860

1.01

%

1.30% to 1.40%

10.44% to 10.46%

2003

261

$11.59 to $11.66

3,023

1.37

1.30% to 1.40%

26.81% to 26.88%

2002

328

$9.14 to $9.19

2,995

0.96

1.30% to 1.40%

-22.50% to -22.43%

2001

430

$11.80 to $11.84

5,075

0.56

1.30% to 1.40%

-8.31% to -8.23%

2000

292

$12.87 to $12.91

3,759

(a)

(a)

(a)

OpCap Global Equity

2004

134

$13.57 to $13.66

1,819

0.39

1.30% to 1.40%

10.96% to 11.15%

2003

168

$12.23 to $12.29

2,055

0.34

1.30% to 1.40%

29.69% to 29.78%

2002

63

$9.43 to $9.47

595

0.50

1.30% to 1.40%

-18.55% to -18.48%

2001

80

$11.57 to $11.62

923

-

1.30% to 1.40%

-15.02% to -14.95%

2000

55

$13.62 to $13.66

752

(a)

(a)

(a)

OpCap Managed

2004

866

$12.03 to $12.11

10,420

1.53

1.30% to 1.40%

9.26% to 9.39%

2003

1,047

$11.01 to $11.07

11,538

1.67

1.30% to 1.40%

20.07%

2002

1,050

$9.17 to $9.22

9,641

1.94

1.30% to 1.40%

-18.03% to -17.96

2001

1,161

$11.19 to $11.23

13,011

2.16

1.30% to 1.40%

-6.23% to -6.15%

2000

1,022

$11.93 to $11.97

12,236

(a)

(a)

(a)

OpCap Small Cap

2004

713

$17.00 to $17.11

12,121

0.05

1.30% to 1.40%

16.20% to 16.39%

2003

832

$14.63 to $14.70

12,183

0.04

1.30% to 1.40%

40.67% to 40.80%

2002

760

$10.40 to $10.44

7,911

0.07

1.30% to 1.40%

-22.72% to -22.65%

2001

705

$13.45 to $13.50

9,491

0.78

1.30% to 1.40%

6.83% to 6.92%

2000

493

$12.59 to $12.63

6,204

(a)

(a)

(a)

Putnam VT Diversified Income

2004

139

$16.65 to $17.55

2,322

9.33

1.30% to 1.40%

8.05% to 8.20%

2003

207

$15.41 to $16.22

3,194

9.58

1.30% to 1.40%

18.63% to 18.65%

2002

289

$12.99 to $13.67

3,754

9.38

1.30% to 1.40%

-4.30% to -4.21%

2001

406

$12.40 to $13.04

5,041

7.70

1.30% to 1.40%

2.38% to 2.47%

2000

508

$12.12 to $12.72

6,174

(a)

(a)

(a)

S-48

ReliaStar SELECT VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

Putnam VT Growth and Income

2004

968

$24.43 to $25.26

$ 23,775

1.82

%

1.30% to 1.40%

9.85% to 9.92%

2003

1,298

$22.24 to $22.98

28,969

2.05

1.30% to 1.40%

25.93% to 25.99%

2002

1,647

$17.66 to $18.24

29,189

1.82

1.30% to 1.40%

-19.91% to -19.84%

2001

2,133

$22.05 to $22.75

47,202

1.73

1.30% to 1.40%

-7.47% to -7.39%

2000

2,464

$23.83 to $24.57

58,813

(a)

(a)

(a)

Putnam VT International Growth

2004

57

$9.40

534

1.72

1.40%

14.77%

2003

77

$8.19

632

1.05

1.40%

27.17%

2002

106

$6.44

681

1.30

1.40%

-10.98%

2001

141

$7.24

1,020

-

1.40%

-24.82%

2000

189

$9.62

1,818

(a)

(a)

(a)

Putnam VT New Opportunities

2004

790

$17.83

14,083

-

1.40%

9.05%

2003

1,065

$16.35

17,412

-

1.40%

30.80%

2002

1,408

$12.50

17,596

-

1.40%

-31.26%

2001

1,975

$18.18

35,909

-

1.40%

-30.96%

2000

2,344

$26.33

61,694

(a)

(a)

(a)

Putnam VT Utilities Growth and Income

2004

138

$18.92 to $19.99

2,633

2.36

1.30% to 1.40%

20.20% to 20.28%

2003

192

$15.74 to $16.62

3,044

3.91

1.30% to 1.40%

23.26% to 23.39%

2002

239

$12.77 to $13.47

3,065

3.74

1.30% to 1.40%

-24.89% to -24.82%

2001

337

$17.00 to $17.92

5,756

3.35

1.30% to 1.40%

-23.23% to -23.17%

2000

435

$22.14 to $23.32

9,663

(a)

(a)

(a)

S-49

ReliaStar SELECT VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

Putnam VT Voyager

2004

1,347

$21.81 to $22.93

$ 29,622

0.48

%

1.30% to 1.40%

3.86% to 3.94%

2003

1,823

$21.00 to $22.06

38,546

0.66

1.30% to 1.40%

23.46% to 23.59%

2002

2,423

$17.01 to $17.85

41,463

0.88

1.30% to 1.40%

-27.36% to -27.29%

2001

3,311

$23.42 to $24.56

78,013

0.12

1.30% to 1.40%

-23.32% to -23.26%

2000

3,970

$30.54 to $32.00

121,877

(a)

(a)

(a)

(a) Not provided for 2000

(b) As this investment division was not available until 2004, this data is not meaningful and therefore is not presented.

A

The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.

The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B

The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C

Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

S-50

RELIASTAR LIFE INSURANCE COMPANY

 Financial Statements -
Statutory Basis

Years ended December 31, 2004 and 2003

Contents

Page

Report of Independent Registered Public Accounting Firm

C-2

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis

C-4

Statements of Operations - Statutory Basis

C-6

Statements of Changes in Capital and Surplus - Statutory Basis

C-7

Statements of Cash Flows - Statutory Basis

C-8

Notes to Financial Statements - Statutory Basis

C-9

C-1

Report of Independent Registered Public Accounting Firm

Board of Directors and Stockholder

ReliaStar Life Insurance Company

  We have audited the accompanying statutory-basis balance sheets of ReliaStar Life Insurance Company (the "Company," and a wholly owned subsidiary of ING America Insurance Holdings, Inc.), as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended.  These financial statements are the responsibility of the Company's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  We were not engaged to perform an audit of the Company's internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance ("Minnesota Division of Insurance"), which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

  In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flows for the years then ended.

C-2

  However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

/s/ Ernst & Young LLP

Atlanta, Georgia

April 5, 2005

C-3

RELIASTAR Life Insurance Company

Balance Sheets - Statutory Basis

December 31

2004

2003

(In Thousands)

Admitted assets

Cash and invested assets:

Bonds

$ 12,704,457

$ 12,084,537

Preferred stocks

50,508

44,479

Common stocks

1,243

1,072

Subsidiaries

312,928

318,350

Mortgage loans

2,231,587

2,169,371

Real estate, less accumulated depreciation (2004 - $99,733; 2003 - $98,185)

93,582

98,913

Contract loans

663,678

671,241

Other invested assets

310,879

191,167

Cash and short-term investments

181,389

74,739

Total cash and invested assets

16,550,251

15,653,869

Deferred and uncollected premiums, less loading (2004-$20,953; 2003-$20,115)

130,108

160,726

Accrued investment income

156,443

144,744

Reinsurance balances recoverable

164,607

151,965

Data processing equipment, less accumulated

depreciation (2004-$52,805; 2003-$63,702)

492

1,571

Indebtedness from related parties

5,706

2,267

Federal income tax recoverable (including $90,451 and $88,815 net deferred tax assets at December 31, 2004 and 2003, respectively)

105,000

88,815

Separate account assets

4,386,414

4,368,512

Other assets

25,149

8,960

Total admitted assets

$ 21,524,170

$ 20,581,429

The accompanying notes are an integral part of these financial statements.

C-4

RELIASTAR Life Insurance Company

Balance Sheets - Statutory Basis

December 31

2004

2003

(In Thousands, except share amounts)

Liabilities and capital and surplus

Liabilities:

Policy and contract liabilities:

Life and annuity reserves

$ 12,440,023

$ 11,611,490

Accident and health reserves

1,162,954

1,113,314

Deposit type contracts

625,919

693,225

Policyholders' funds

958

802

Dividends left on deposit

16

307

Dividends payable

12,575

15,010

Unpaid claims

410,469

440,749

Total policy and contract liabilities

14,652,914

13,874,897

Interest maintenance reserve

62,026

47,042

Accounts payable and accrued expenses

136,965

150,927

Reinsurance balances due

97,491

95,736

Indebtedness to related parties

25,935

57,383

Contingency reserve

38,038

39,790

Asset valuation reserve

127,226

105,622

Borrowed money

576,613

415,041

Separate account transfers

(257,459)

(269,816)

Other liabilities

147,024

135,552

Separate account liabilities

4,378,905

4,360,753

Total liabilities

19,985,678

19,012,927

Capital and surplus:

Common stock: authorized 25,000,000 shares of $1.25 par value;

2,000,000 shares issued and outstanding

2,500

2,500

Preferred capital stock

100

100

Surplus note

100,000

100,000

Paid-in and contributed surplus

1,272,125

1,272,125

Unassigned surplus

163,867

193,877

Preferred capital stock, less treasury stock, at December 31, 2004 and 2003

(100)

(100)

Total capital and surplus

1,538,492

1,568,502

Total liabilities and capital and surplus

$ 21,524,170

$ 20,581,429

The accompanying notes are an integral part of these financial statements.

C-5

RELIASTAR Life Insurance Company

Statements of Operations - Statutory Basis

Year ended December 31

2004

2003

(In Thousands)

Premiums and other revenues:

Life, annuity, and accident and health premiums

$ 3,313,755

$ 3,114,621

Policy proceeds and dividends left on deposit

1,899

1,087

Net investment income

931,789

921,050

Amortization of interest maintenance reserve

4,496

(10,719)

Commissions, expense allowances and reserve adjustments

on reinsurance ceded

68,098

70,894

Miscellaneous income

172,511

179,612

Total premiums and other revenues

4,492,548

4,276,545

Benefits paid or provided:

Death benefits

847,563

798,873

Annuity benefits

142,637

163,286

Surrender benefits

1,522,230

1,435,730

Interest on policy or contract funds

28,685

5,614

Accident and health benefits

399,156

379,273

Other benefits

6,051

4,395

Increase in life, annuity and accident and health reserves

746,086

688,720

Net transfers from separate accounts

(200,390)

(179,705)

Total benefits paid or provided

3,492,018

3,296,186

Insurance expenses:

Commissions

346,012

299,845

General expenses

331,688

330,682

Insurance taxes, licenses and fees, excluding federal income taxes

43,363

37,851

Miscellaneous expenses

16,962

(588)

Total insurance expenses

738,025

667,790

Gain from operations before policyholder dividends, federal income taxes and net realized capital losses

262,505

312,569

Dividends to policyholders

17,494

20,975

Gain from operations before federal income taxes

and net realized capital losses

245,011

291,594

Federal income tax expense

34,491

58,198

Gain from operations before net realized capital losses

210,520

233,396

Net realized capital losses, net of income tax benefit: 2004 - $21,183 and 2003 - $2,659; and excluding net transfers to the interest maintenance reserve 2004 - $19,480 and 2003- $26,415

(24,997)

(13,739)

Net income

$ 185,523

$ 219,657

The accompanying notes are an integral part of these financial statements.

C-6

RELIASTAR Life Insurance Company

Statements of Changes in Capital and Surplus - Statutory Basis

Year ended December 31

2004

2003

(In Thousands)

Common stock:

Balance at beginning and end of year

$ 2,500

$ 2,500

Preferred capital stock less treasury stock:

Balance at beginning and end of year

-

-

Surplus note:

Balance of beginning and end of year

100,000

100,000

Paid-in and contributed surplus:

Balance at beginning of year

1,272,125

1,272,125

Unassigned surplus:

Balance at beginning of year

193,877

(17,000)

Net income

185,523

219,657

Change in net unrealized capital gains and losses

26,860

46,662

Change in nonadmitted assets

(2,755)

13,158

Change in liability for reinsurance in unauthorized companies

7,016

(4,424)

Change in asset valuation reserve

(21,604)

(31,792)

Change in reserve on account of change in valuation basis

-

6,987

Other changes in surplus in separate account statement

1,078

2,538

Change in net deferred income tax

3,432

(39,162)

Change in surplus as a result of reinsurance

(2,237)

(5,719)

Dividends to stockholder

(220,000)

(2,000)

Additional minimum pension liability

(9,323)

-

Other changes

2,000

4,972

Balance at end of year

163,867

193,877

Total capital and surplus

$ 1,538,492

$ 1,568,502

The accompanying notes are an integral part of these financial statements.

C-7

RELIASTAR Life Insurance Company

Statements of Cash Flows - Statutory Basis

Year ended December 31

2004

2003

(In Thousands)

Operations

Premiums, policy proceeds, and other considerations received, net of reinsurance paid

$ 3,355,022

$ 2,815,933

Net investment income received

1,007,258

1,108,729

Commission, expenses paid and miscellaneous expenses

(790,086)

(620,354)

Benefits paid

(2,921,144)

(2,629,668)

Net transfers from separate accounts

198,417

139,817

Dividends paid to policyholders

(20,220)

(22,680)

Federal income taxes paid

(102,973)

(138,342)

Other revenues

291,086

261,508

Net cash provided by operations

1,017,360

914,943

Investment activities

Proceeds from sales, maturities, or repayments of investments:

Bonds

13,174,427

14,661,328

Stocks

3,014

33,828

Mortgage loans

261,420

216,855

Real estate

2,869

260

Other invested assets

40,585

20,579

Net (loss) gain on cash and short-term investments

(21,542)

871

Miscellaneous proceeds

38,761

749

Net proceeds from sales, maturities, or repayments of investments

13,499,534

14,934,470

Cost of investments acquired:

Bonds

13,867,680

15,357,341

Stocks

7,442

2,208

Mortgage loans

318,843

454,559

Real estate

713

754

Other invested assets

194,964

33,050

Miscellaneous applications

2,813

52,050

Total cost of investments acquired

14,392,455

15,899,962

Net change in contract loans

(7,563)

(8,163)

Net cash used in investment activities

(885,358)

(957,329)

Financing and miscellaneous activities

Cash provided (used):

Borrowed money

161,556

(69,041)

Net deposits on deposit-type contract funds

74,775

49,832

Dividends to stockholder

(220,000)

-

Other uses

(41,683)

(4,690)

Net cash used in financing and miscellaneous activities

(25,352)

(23,899)

Net change in cash and short-term investments

106,650

(66,285)

Cash and short-term investments:

Beginning of year

74,739

141,024

End of year

$ 181,389

$ 74,739

The accompanying notes are an integral part of these financial statements.

C-8

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

1. Nature of Operations and Significant Accounting Policies

  ReliaStar Life Insurance Company (the "Company") is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion"), a Connecticut holding and management company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH").  ING AIH's ultimate parent is ING Groep, N.V. ("ING"), a global financial services company based in The Netherlands.  The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance.  The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, Puerto Rico and Canada.

  An affiliate, Security-Connecticut Life Insurance Company ("Security-Connecticut"), merged with and into the Company on October 1, 2003. The transaction was approved by the Minnesota Department of Commerce, Division of Insurance ("Minnesota Division of Insurance") and was accounted for as a statutory merger. No consideration was paid and no common stock was issued in exchange for all of the common shares of Security-Connecticut.  The accompanying financial statements have been restated as though the merger took place prior to all periods presented.  Pre-merger separate company revenue, net income, and other surplus adjustments for the nine months ended September 30, 2003 were $2,626,600, $87,900,000 and $72,900,000, respectively, for the Company and $272,800,000, $17,600,000 and ($2,500,000), respectively, for Security-Connecticut.

 Basis of Presentation

  The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes.  Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

  The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance, which practices differ from U.S. generally accepted accounting principles ("GAAP").  The most significant variances from GAAP are as follows:

  Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale.  Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

C-9

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  In addition, the Company invests in structured securities, including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities.  For these structured securities, management compares the undiscounted cash flows to the carrying value.  An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

  For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate.  Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value.  The asset is then written down to fair value.  When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

  Investments in real estate are reported net of related obligations rather than on a gross basis.  Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of these properties.  Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

  Statement of Statutory Accounting Principles ("SSAP") No. 31, Derivative Instruments, applies to derivative transactions prior to January 1, 2003.  The Company also follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging, for derivative transactions entered into or modified on or after January 1, 2003.  Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item.  Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses.  Embedded derivatives are not accounted for separately from the host contract.  Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately.  An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of stockholders' equity rather than to income as required for fair value hedges.

  Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

C-10

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with the related adjustment for federal income taxes.

  Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus.  The change in AVR is reported directly to unassigned surplus.

  Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands.  The net deferral or interest maintenance reserve ("IMR") is reported as a liability in the accompanying balance sheets.

  Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR.  Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

  Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan.  Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

  The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

  Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves.  For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

C-11

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  Premiums: Life premiums are recognized as revenue when due.  Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due.  Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

  Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due.  Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate.  Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

  Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest.  GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold.  For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

  Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.  Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.  Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

 Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

 Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

 Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

C-12

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

  Employee Benefits: For purposes of calculating the Company's postretirement benefit obligation, only vested participants and current retirees are included in the valuation.  Under GAAP, active participants not currently vested are also included.

  Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves.  Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

 Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

  Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula.  This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset.  Any deferred tax assets not covered under the formula are nonadmitted.  Deferred taxes do not include any amounts for state taxes.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

  Surplus Notes: Surplus notes are reported as a component of surplus.  Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Minnesota Division of Insurance.  Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

  Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less.  Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

 Participation Fund Account

  On January 3, 1989, the Minnesota Division of Insurance approved a Plan of Conversion and Reorganization ("the Plan"), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

C-13

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  The Plan provided for the establishment of a Participation Fund Account ("PFA") for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan.  Under the terms of the PFA, the insurance liabilities and assets (approximately $305,927,000 as of December 31, 2004) with respect to such policies are included in the Company's financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

 Reconciliation to GAAP

 The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

 Other significant accounting practices are as follows:

 Investments

 Investments are stated at values prescribed by the NAIC, as follows:

 Bonds not backed by other loans are principally stated at amortized cost using the interest method.

  Single class and multi-class mortgage backed/asset backed securities are valued at amortized cost using the interest method including anticipated prepayments.  Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment.  The retrospective adjustment method is used to value all such securities except for higher risk asset backed securities, which are valued using the prospective method.  The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

  Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the SVO.

  Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with the adjustment for federal income taxes.

  The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis.  Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer,

C-14

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  future economic conditions and market forecasts, and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value.  If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

  The Company uses derivatives such as interest rate swaps, caps and floors, forwards and options as part of its overall interest rate risk management strategy for certain life insurance and annuity products.  As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item.  Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items.  Any unamortized gains or losses are recognized when the underlying hedged items are sold.

  Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting.  The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

  Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities.  The initial cost of any such agreement is amortized to net investment income over the life of the agreement.  Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

  All derivatives are reported at amortized cost with the exception of S&P Options.  S&P Options are reported at fair value since the liabilities that are being hedged are reported at fair value.  The unrealized gains or losses from S&P Options are reported in investment income.  Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

  The Company's insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company's noninsurance subsidiaries are reported at the GAAP-basis of their net assets.  Dividends from subsidiaries are included in net investment income.  The total net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

 Mortgage loans are reported at amortized cost, less allowance for impairments.

C-15

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 Contract loans are reported at unpaid principal balances.

  Land is reported at cost.  Real estate occupied by the Company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value.  Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

  For reverse repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral.  Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

 Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

  The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time.  Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company.  The Company does not have access to the collateral.  The Company's policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral.  The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.  At December 31, 2004 and 2003, the Company had loaned securities (which are reflected as invested assets on the balance sheets) with a market value of approximately $153,596,000 and $21,819,000, respectively.

 Short-term investments are reported at amortized cost.  Short-term investments include investments with maturities of less than one year at the date of acquisition.

 Partnership interests, which are included in other invested assets on the balance sheets, are reported at the underlying audited GAAP equity of the investee.

 Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

 Realized capital gains and losses are determined using the first-in first-out method.

 Cash on hand includes cash equivalents.  Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less.

C-16

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 Aggregate Reserve for Life Policies and Contracts

  Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law.  Interest rates range from 2.0% to 13.25%.

  The Company waives the deduction of deferred fractional premiums upon the death of the insured.  It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

 The methods used in the valuation of substandard policies are as follows:

  For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

  For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.  For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

  The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of Insurance, is $16,766,849,000 and $17,079,672,000 at December 31, 2004 and December 31, 2003, respectively.  The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $519,815,000 and $340,363,000 at December 31, 2004 and December 31, 2003, respectively.

 The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

  The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79.  The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

C-17

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 Reinsurance

  Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense.  Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

 Real Estate and Electronic Data Processing Equipment

  Electronic data processing equipment is carried at cost less accumulated depreciation.  Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful life of the assets.

 Participating Insurance

  Participating business approximates less than 1.0% of the Company's ordinary life insurance in force and 7.6% of premium income.  The amount of dividends to be paid is determined annually by the Board of Directors.  Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.  Dividend expense of $17,494,000 and $20,975,000 was incurred in 2004 and 2003, respectively.

 Pension Plans

  The Company provides noncontributory retirement plans for substantially all employees and certain agents.  Pension costs are charged to operations as contributions are made to the plan.  The Company also provides a contributory retirement plan for substantially all employees.

C-18

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 Nonadmitted Assets

 Nonadmitted assets are summarized as follows:

December 31

2004

2003

(In Thousands)

Bonds

$ 6,500

$ 2,034

Deferred and uncollected premium

3,295

4,441

Net deferred tax asset

224,538

229,550

Electronic data processing equipment and software

844

3,292

Furniture and equipment

4,994

7,489

Health care and other amounts receivable

1,630

1,439

Aggregate write-ins for other than invested assets

7,282

7,138

Other

15,868

6,813

Total nonadmitted assets

$ 264,951

$ 262,196

 Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets.

 Claims and Claims Adjustment Expenses

  Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2004.  The Company does not discount claims and claims adjustment expense reserves.  Such estimates are based on actuarial projections applied to historical claims payment data.  Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2004.

 Cash Flow Information

 Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at the date of acquisition.

 Separate Accounts

  Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies.  Such policies are of a non-guaranteed nature.  All net investment experience, positive or negative, is attributed to the policy and contract holders' account values.  The assets of these accounts are carried at fair value.

C-19

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

  Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves.  These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $14.3 million and $21.3 million at December 31, 2004 and 2003, respectively.  The operations of the separate accounts are not included in the accompanying statements of operations.

 Reclassifications

 Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2004 financial statement presentation.

2. Permitted Statutory Basis Accounting Practices

  The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Division of Insurance.  The Minnesota Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Minnesota Insurance Laws.  The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Minnesota.  The Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

  The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Division of Insurance. As of December 31, 2004 and 2003, the Company had no such permitted accounting practices.

C-20

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

3. Investments

 The amortized cost and fair value of bonds and equity securities are as follows:

Gross

Gross

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

(In Thousands)

At December 31, 2004:

U.S. Treasury securities and

obligations of U.S. government

corporations and agencies

$ 138,912

$ 1,460

$ 1,903

$ 138,469

States, municipalities, and political

subdivisions

18,144

571

118

18,597

Foreign government

213,994

19,516

863

232,647

Foreign other

1,418,206

59,430

7,563

1,470,073

Public utilities securities

1,184,139

65,415

3,612

1,245,942

Corporate securities

4,552,939

212,062

17,346

4,747,655

Residential-backed securities

3,284,512

41,525

50,488

3,275,549

Commercial mortgage-backed

securities

807,576

30,971

2,448

836,099

Other asset-backed securities

1,093,041

29,460

15,423

1,107,078

Total fixed maturities

12,711,463

460,410

99,764

13,072,109

Preferred stocks

50,508

413

-

50,921

Common stocks

900

442

99

1,243

Total equity securities

51,408

855

99

52,164

Total

$ 12,762,871

$ 461,265

$ 99,863

$ 13,124,273

C-21

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

Gross

Gross

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

(In Thousands)

At December 31, 2003:

U.S. Treasury securities and

obligations of U.S. government

corporations and agencies

$ 291,926

$ 716

$ 2,601

$ 290,041

States, municipalities, and political

subdivisions

19,685

594

303

19,976

Foreign government

206,351

19,965

320

225,996

Foreign other

1,016,479

53,285

14,258

1,055,506

Public utilities securities

965,279

65,016

5,597

1,024,698

Corporate securities

4,876,884

278,679

32,599

5,122,964

Residential-backed securities

2,998,019

62,076

43,204

3,016,891

Commercial mortgage-backed

securities

618,813

40,864

1,844

657,833

Other asset-backed securities

1,097,221

41,266

26,330

1,112,157

Total fixed maturities

12,090,657

562,461

127,056

12,526,062

Preferred stocks

44,624

67

704

43,987

Common stocks

900

282

110

1,072

Total equity securities

45,524

349

814

45,059

Total

$ 12,136,181

$ 562,810

$ 127,870

$ 12,571,121

 Reconciliation of bonds from amortized cost to carrying value as of December 31, 2004 and 2003 is as follows:

December 31

2004

2003

(In Thousands)

Amortized cost

$ 12,711,463

$ 12,090,657

Less nonadmitted bonds

(7,006)

(6,120)

Carrying value

$ 12,704,457

$ 12,084,537

C-22

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 As of December 31, 2004, the aggregate fair values of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

More than 6

Less than

months and less

6 months

than 12 months

More than 12

below cost

below cost

months below cost

Total

(In Thousands)

Fair value

$ 1,854,837

$ 1,363,630

$ 704,109

$ 3,922,576

Unrealized loss

20,453

29,338

49,973

99,764

  Of the unrealized losses less than 6 months in duration of $20,453,000, there was $17,489,000 as of December 31, 2004, related to securities under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities.  This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $1,522,610,000.  The remaining unrealized losses of $2,964,000 are primarily related to interest rate movement or spread widening for other than credit-related reasons.  Business and operating fundamentals are performing as expected.

  Of the losses more than 6 months and less than 12 months in duration of $29,338,000, there was $22,365,000 as of December 31, 2004, related to securities reviewed for impairment under the guidance prescribed by SSAP No. 43.  This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $1,116,867,000.  The remaining unrealized losses of $6,973,000 are primarily related to interest rate movement or spread widening for other than credit-related reasons.  Business and operating fundamentals are performing as expected.

  Of the losses more than 12 months in duration of $49,973,000, there was $41,366,000 as of December 31, 2004, related to securities reviewed for impairment under the guidance prescribed by SSAP No. 43.  This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $563,402,000.  The remaining unrealized losses of $8,607,000 are primarily related to interest rate movement or spread widening for other than credit-related reasons.  Business and operating fundamentals are performing as expected.

  The amortized cost and fair value of investments in bonds at December 31, 2004, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

C-23

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

Amortized

Fair

Cost

Value

(In Thousands)

Maturity:

Due in 1 year or less

$ 257,254

$ 262,024

Due after 1 year through 5 years

2,576,424

2,662,437

Due after 5 years through 10 years

2,792,865

2,920,555

Due after 10 years

1,899,791

2,008,367

Total

7,526,334

7,853,383

Residential-backed securities

3,284,512

3,275,549

Commercial mortgage-backed securities

1,093,041

1,107,078

Other asset-backed securities

807,576

836,099

Total

$ 12,711,463

$ 13,072,109

  At December 31, 2004, investments in certificates of deposit and bonds, with an admitted asset value of $195,750,000, were on deposit with state insurance departments to satisfy regulatory requirements.

 Proceeds from the sale of investments in bonds and other fixed maturity interest securities were $6,804,502,000 and $8,252,957,000 in 2004 and 2003, respectively.

 Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

December 31

2004

2003

(In Thousands)

Realized capital gains

$ 15,666

$ 15,335

Less amount transferred to IMR (net of related taxes of

$10,489 in 2004 and $14,223 in 2003)

(19,480)

(26,415)

Less federal income taxes on realized capital gains

(21,183)

(2,659)

Net realized capital losses

$ (24,997)

$ (13,739)

C-24

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 Major categories of net investment income are summarized as follows:

Year ended December 31

2004

2003

(In Thousands)

Income:

Equity securities - affiliated

$ 27,942

$ 27,600

Equity securities - unaffiliated

3,137

3,060

Bonds

748,100

742,698

Mortgage loans

164,827

154,819

Derivatives

(4,579)

3,160

Contract loans

45,131

34,862

Company-occupied property

23,744

14,826

Other

13,651

28,613

Total investment income

1,021,953

1,009,638

Investment expenses

(90,164)

(88,588)

Net investment income

$ 931,789

$ 921,050

  The Company entered into reverse dollar repurchase agreements to increase its return on investments and improve liquidity.  Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold.  The reverse dollar repurchases are accounted for as short-term collateralized financing and the repurchase obligation is reported in borrowed money.  The repurchase obligation totaled $444,994,000 and $398,538,000 at December 31, 2004 and 2003, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $445,262,000 and $398,479,000 and fair value of $445,975,000 and $400,498,000 at December 31, 2004 and 2003, respectively.  The securities have a weighted average coupon rate of 5.5% and have maturities ranging from December 2019 through December 2034.  The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract.  The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2004.  The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

  The Company participates in reverse repurchase transactions.  Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same securities in the near term.  The proceeds are invested in new securities of intermediate durations.  The terms of the reverse repurchase agreements call for payment on interest at a rate of 1.45%.  The agreements mature prior to the end of January 2005.  As of December 31, 2004 and 2003, the amount outstanding on these agreements was $131,600,000 and $16,500,000, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $133,186,000 and $16,164,000 and fair value of $133,873,000 and $16,811,000 at December 31, 2004 and 2003, respectively.  The securities have a weighted average coupon rate of 5.0% and have maturities ranging from October 2015 through January 2035.

C-25

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  The maximum and minimum lending rates for long-term mortgage loans during 2004 were 6.58% and 3.55%.  Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

  The maximum percentage of a loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 75.5% on commercial properties.  As of December 31, 2004, the Company held no mortgages with interest more than 180 days overdue.  No interest was past due as of December 31, 2004.

 The Company had impaired mortgage loans without an allowance for credit losses of $836,000 and $6,420,000 as of December 31, 2004 and 2003, respectively.

  In the course of the Company's asset management activities, securities are sold and reacquired within 30 days of the sale date to enhance the Company's return on its investment portfolio or to manage interest rate risk.  The table below summarizes the number of transactions, the book value, and the gain or loss of the Company's financial instruments with respect to securities sold and reacquired within 30 days of the sale date as of and for the year ended December 31, 2004:

Cost of

Number of

Securities

Bonds

Transactions

Book Value

Repurchased

Gain

(In Thousands)

NAIC 3

11

$ 12,912

$ 17,022

$ 321

NAIC 4

2

2,000

2,000

17

4. Derivative Financial Instruments Held for Purposes Other than Trading

  The Company utilizes derivatives such as swaps, caps, floors, and options to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred.  Hedge accounting practices are in accordance with the requirements set forth in SSAP No. 86.

  The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities.  Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount.  Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount.

C-26

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

  The Company uses S&P Options to hedge against an increase in the S&P Index.  Such increases result in increased reserve liabilities, and the options offset this increased expense.  The options are accounted for in a consistent manner with the underlying reserve liabilities, which are carried at fair value with the change in value recorded in the statements of operations.  If the options mature in the money, the amount received is recorded in income to offset the increased expense for the reserve liabilities.

  Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

  Amounts paid or received, if any, from such contracts are included in interest expense or income.  Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.  Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

  Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated, or if the interest rate contracts cease to be effective hedges.  Changes in the fair value of derivatives are recorded as investment income.  The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

  The Company is exposed to credit loss in the event of nonperformance by counterparties on derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties.  The amount of such exposure is generally the unrealized gains in such contracts.

C-27

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2004 and 2003:

Notional

Carrying

Fair

Amount

Value

Value

(In Thousands)

December 31, 2004

Interest rate contracts:

Swaps

$ 1,173,426

$ 97

$ (9,456)

Caps owned

100,000

321

-

Options owned

75,789

5,042

5,042

Forwards owned

65,293

(808)

(808)

Total derivatives

$ 1,414,508

$ 4,652

$ (5,222)

December 31, 2003

Interest rate contracts:

Swaps

$ 369,203

$ -

$ (4,313)

Caps owned

375,000

2,067

63

Options owned

72,204

6,270

6,270

Forwards owned

66,714

323

323

Total derivatives

$ 883,121

$ 8,660

$ 2,343

5. Concentrations of Credit Risk

  The Company held less-than-investment-grade corporate bonds with an aggregate book value of $700,190,000 and $926,069,000 and an aggregate market value of $734,880,000 and $949,663,000 at December 31, 2004 and 2003, respectively.  Those holdings amounted to 5.5% of the Company's investments in bonds and 4.1% of total admitted assets at December 31, 2004.  The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

  The Company held unrated bonds of $403,776,000 and $200,056,000, with an aggregate NAIC market value of $406,939,000 and $196,679,000 at December 31, 2004 and 2003, respectively.  The carrying value of these holdings amounted to 3.2% of the Company's investment in bonds and 2.4% of the Company's total admitted assets at December 31, 2004.

  At December 31, 2004, the Company's commercial mortgages involved a concentration of properties located in California (18.8%) and Washington (6.6%).  The remaining commercial mortgages relate to properties located in 36 other states.  The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens.  The maximum mortgage outstanding on any individual property is $38,559,000.

C-28

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

6. Annuity Reserves

  At December 31, 2004 and 2003, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

Amount

Percent

(In Thousands)

December 31, 2004

Subject to discretionary withdrawal (with adjustment):

With market value adjustment

$ 366,073

3.0

%

At book value less surrender charge

1,521,063

12.4

At fair value

2,895,908

23.6

Subtotal

4,783,044

39.0

Subject to discretionary withdrawal (without adjustment):

At book value with minimal or no charge or adjustment

6,647,953

54.3

Not subject to discretionary withdrawal

821,070

6.7

Total annuity reserves and deposit fund liabilities

before reinsurance

12,252,067

100.0

%

Less reinsurance ceded

13,042

Net annuity reserves and deposit fund liabilities

$ 12,239,025

December 31, 2003

Subject to discretionary withdrawal (with adjustment):

With market value adjustment

$ 354,927

3.0

%

At book value less surrender charge

1,858,390

15.9

At fair value

2,945,708

25.1

Subtotal

5,159,025

44.0

Subject to discretionary withdrawal (without adjustment):

At book value with minimal or no charge or adjustment

5,709,734

48.8

Not subject to discretionary withdrawal

841,734

7.2

Total annuity reserves and deposit fund liabilities

before reinsurance

11,710,493

100.0

%

Less reinsurance ceded

13,899

Net annuity reserves and deposit fund liabilities

$ 11,696,594

  Of the total net annuity reserves and deposit fund liabilities at December 31, 2004 of $12,239,025,000, $9,165,951,000 is included in the general account, and $3,073,074,000 is included in the separate account at December 31, 2004.

C-29

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

7. Employee Benefit Plans

 Pension Plan and Postretirement Benefits

  Effective December 31, 2001 the qualified plan of the Company, along with certain other U.S. subsidiaries of ING AIH, were merged into one plan which will be recognized in ING AIH's financial statements.  As a result of this plan merger, the Company transferred its qualified pension asset to ING North America Insurance Corporation, an affiliate.  In addition, the Company maintains a nonqualified unfunded Supplemental Employees Retirement Plan ("SERP").

 A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:

Pension Benefits

Other Benefits

2004

2003

2004

2003

(In Thousands)

Change in benefit obligation

Benefit obligation at beginning of year

$ 38,254

$ 30,107

$ 12,005

$ 18,384

Service cost

-

-

1,530

1,326

Interest cost

2,296

1,952

732

1,183

Contribution by plan participants

-

-

1,527

1,419

Actuarial (loss) gain

(5,741)

8,997

3,571

(7,203)

Benefits paid

(2,838)

(2,802)

(2,989)

(3,104)

Benefit obligation at end of year

$ 31,971

$ 38,254

$ 16,376

$ 12,005

Change in plan assets

Fair value of plan assets at beginning of year

$ -

$ -

$ -

$ -

Employer contributions

2,838

2,802

1,462

1,685

Plan participants' contributions

-

-

1,527

1,419

Benefits paid

(2,838)

(2,802)

(2,989)

(3,104)

Fair value of plan assets at end of year

$ -

$ -

$ -

$ -

Funded status

$ (31,971)

$ (38,254)

$ (16,376)

$ (12,005)

Unamortized prior service credit

(35)

(40)

(2,175)

(2,107)

Unrecognized net gains / (loss)

9,366

16,208

(1,705)

(5,692)

Remaining net obligation

18,341

19,488

-

-

Total funded status

$ (4,299)

$ (2,598)

$ (20,256)

$ (19,804)

C-30

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

Component of net periodic benefit cost

Service cost

$ -

$ -

$ 1,530

$ 1,326

Interest cost

2,296

1,952

732

1,183

Expected return on plan assets

-

-

-

-

Amortization of unrecognized transition

obligations or transition asset

1,144

1,146

-

-

Amount of unrecognized gains (losses)

1,101

194

(454)

87

Amount of prior service cost recognized

(5)

(5)

68

68

Temporary deviation cost

-

-

39

-

Total net periodic benefit cost

$ 4,536

$ 3,287

$ 1,915

$ 2,664

Pension Benefits

Other Benefits

2004

2003

2004

2003

(In Thousands)

Amounts recognized in the statement of

operations consist of:

Accrued benefit cost

$ (31,956)

$ (37,867)

$ (20,256)

$ (19,804)

Intangible assets

18,333

19,448

-

-

Surplus adjustment for additional minimum

pension liability

9,324

15,821

-

-

Net amount recognized

$ (4,299)

$ (2,598)

$ (20,256)

$ (19,804)

  In addition, the Company had pension benefit obligation and other benefit obligation for non-vested employees as of December 31, 2004 and 2003 in the amount of $3,802,000 and $11,049,000, respectively.

Assumptions used in determining the accounting for the defined benefit plans and other benefit plan as of December 31, 2004 and 2003 were as follows:

2004

2003

Weighted-average discount rate

6.00

%

6.25

%

Rate of increase in compensation level

4.00

%

3.75

%

Expected long-term rate of return on assets

8.25

%

8.75

%

  The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10% graded to 5% over 6 years.  The health care cost trend rate assumption has a significant effect on the amounts reported.  For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2004 by $259,000.  Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2004 by $248,000.

C-31

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 401(k) Plan

  The ING Savings Plan and ESOP is a defined contribution plan sponsored by ING AIH, which is available to substantially all home office employees.  Participants may make contributions to the plan through salary reductions up to a maximum of $13,000 for 2004 and $12,000 for 2003. Such contributions are not currently taxable to the participants.  ING AIH matches up to 6% of pre-tax eligible pay at 100% and allocates expenses to the Company for their portion of the match. Amounts allocated to the Company related to this plan were $5,731,000 and $4,278,000 for 2004 and 2003, respectively.

8. Separate Accounts

  Separate account assets and liabilities primarily represent funds segregated by the Company for the benefit of certain policy and contract holders, who bear the investment risk.  Revenues and expenses on the separate account assets and related liabilities equal the benefits paid or payable to the separate account policy and contract holders.

 The general nature and characteristics of the separate account business follows:

Non-Indexed

Non-

Guarantee

Guaranteed

Less than/

Separate

equal to 4%

Accounts

Total

(In Thousands)

December 31, 2004

Premium, consideration or deposits for the year

$ -

$ 531,858

$ 531,858

Reserves for separate accounts with assets at:

Fair value

$ 168,016

$ 3,992,672

$ 4,160,688

Amortized cost

-

-

-

Total reserves

$ 168,016

$ 3,992,672

$ 4,160,688

Reserves for separate accounts by

withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment

$ 168,016

$ -

$ 168,016

At market value

-

3,977,174

3,977,174

Subtotal

168,016

3,977,174

4,145,190

Not subject to discretionary withdrawal

-

15,498

15,498

Total separate account liabilities

$ 168,016

$ 3,992,672

$ 4,160,688

C-32

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

Non-Indexed

Non-

Guarantee

Guaranteed

Less than/

Separate

equal to 4%

Accounts

Total

(In Thousands)

December 31, 2003

Premium, consideration or deposits for the year

$ -

$ 331,182

$ 331,182

Reserves for separate accounts with assets at:

Fair value

$ -

$ 3,916,434

$ 3,916,434

Amortized cost

174,758

-

174,758

Total reserves

$ 174,758

$ 3,916,434

$ 4,091,192

Reserves for separate accounts by

withdrawal characteristics:

Subject to descretionary withdrawal:

With market value adjustment

$ 174,758

$ -

$ 174,758

At market value

-

3,893,950

3,893,950

Subtotal

174,758

3,893,950

4,068,708

Not subject to discretionary withdrawal

-

22,484

22,484

Total separate account liabilities

$ 174,758

$ 3,916,434

$ 4,091,192

 A reconciliation of the amounts transferred to and from the separate accounts is presented below:

2004

2003

(In Thousands)

Transfers as reported in the Summary of Operations

of the Separate Accounts Statement:

Transfers to separate accounts

$ 534,265

$ 334,233

Transfers from separate accounts

(735,510)

(518,851)

Net transfers from separate accounts

(201,245)

(184,618)

Reconciling adjustments:

Miscellaneous transfers

855

4,913

Transfers as reported in the statements of operations

$ (200,390)

$ (179,705)

C-33

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

9. Reinsurance

  The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks.  To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured.  To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

 Assumed premiums amounted to $564,289,000 and $610,961,000 for the years ended December 31, 2004 and 2003, respectively.

 The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

December 31

2004

2003

(In Thousands)

Premiums

$ 402,496

$ 366,893

Benefits paid or provided

347,818

320,630

Policy and contract liabilities at year end

2,007,190

1,659,984

10. Federal Income Taxes

  The Company and its subsidiaries file a consolidated federal income tax return. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse the Company for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

 The components of the net deferred tax assets are as follows:

December 31

2004

2003

(In Thousands)

Total deferred tax assets

$ 429,428

$ 411,332

Total deferred tax liabilities

(114,439)

(92,967)

Net deferred tax assets

314,989

318,365

Deferred tax asset nonadmitted

(224,538)

(229,550)

Net admitted deferred tax asset

$ 90,451

$ 88,815

Decrease in nonadmitted asset

$ 5,012

$ 18,090

C-34

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 Current income taxes incurred consist of the following major components:

Year ended December 31

2004

2003

(In Thousands)

Federal taxes on operations

$ 34,491

$ 58,198

Federal taxes on capital gains

21,183

2,659

Total current taxes incurred

$ 55,674

$ 60,857

 The main components of deferred tax assets and deferred tax liabilities are as follows:

December 31

2004

2003

(In Thousands)

Deferred tax assets resulting from book/tax differences in:

Deferred acquisition costs

$ 123,201

$ 124,142

Insurance reserves

166,983

145,537

Investments

37,959

33,000

Compensation and benefits

39,325

26,278

Due and deferred premium

19,668

-

Nonadmitted assets and other surplus items

13,313

21,623

Unrealized loss on investments

6,551

-

Litigation accruals

2,430

13,927

Costs of collection and loading

-

4,440

Other

19,998

42,385

Total deferred tax assets

429,428

411,332

Deferred tax assets nonadmitted

(224,538)

(229,550)

Admitted deferred tax assets

204,890

181,782

Deferred tax liabilities resulting from book/tax differences in:

Investments

20,039

13,599

Due and deferred premium

49,193

42,075

Depreciable assets

26,030

26,815

Unrealized gain on investments

12,977

6,169

Insurance reserves

3,696

1,088

Other

2,504

3,221

Total deferred tax liabilities

114,439

92,967

Net admitted deferred tax asset

$ 90,451

$ 88,815

C-35

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 The change in net deferred income taxes is comprised of the following:

December 31

2004

2003

Change

(In Thousands)

Total deferred tax assets

$ 429,428

$ 411,332

$ 18,096

Total deferred tax liabilities

(114,439)

(92,967)

(21,472)

Net deferred tax asset

$ 314,989

$ 318,365

$ (3,376)

Remove current year change in unrealized gains

6,808

Change in net deferred income tax

3,432

Remove other items in surplus:

Additional minimum pension liability

(3,263)

Current year change in non-admitted assets

(1,085)

Other

3,039

Change in deferred taxes for rate reconciliation

$ 2,123

  The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes.  The significant items causing this difference are:

Year Ended

December 31, 2004

(In Thousands)

Ordinary income

$ 245,011

Capital gains

(3,814)

Total pre-tax book income

$ 241,197

Provision computed at statutory rate

$ 84,419

Refinement of current tax balances

(13,606)

Refinement of deferred tax balances

(9,281)

Dividends received deduction

(12,668)

Interest Maintenance Reserve

5,244

Other

(557)

Total

$ 53,551

Federal income taxes incurred

$ 55,674

Change in net deferred income taxes

(2,123)

Total statutory income taxes

$ 53,551

 The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $14,143,000 and $100,559,000 from 2004 and 2003, respectively.

C-36

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 The Company has a receivable of $14,549,000 and a payable of $32,750,000 at December 31, 2004 and 2003, respectively, for federal income taxes under the intercompany tax sharing agreement.

  Under prior law, life insurance companies were allowed to defer from taxation a portion of income.  The deferred income was accumulated in the Policyholders' Surplus Account.  This deferred income only becomes taxable under certain conditions, which management believes to be remote.  Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the Policyholders' Surplus Account during 2005 and 2006.  Therefore, based on currently available information, no federal income taxes have been provided on the Company's Policyholders' Surplus Account accumulated balance of $32,641,000.

11. Investment in and Advances to Subsidiaries

  The Company has two wholly owned insurance subsidiaries at December 31, 2004, ReliaStar Life Insurance Company of New York ("RNY") and ReliaStar Reinsurance Group "UK" LTD. The Company also has two wholly owned noninsurance subsidiaries: NWNL Benefits Corporation and Norlic, Inc. and one partially owned noninsurance subsidiary Superior Vision Services ("SVS").

 Amounts invested in and advanced to the Company's subsidiaries are summarized as follows:

December 31

2004

2003

(In Thousands)

Preferred stock (cost $0 in 2004 and $4,664 in 2003)

$ -

$ 4,664

Common stock (cost $216,223 in 2004 and $213,573 in 2003)

312,928

313,686

 Summarized financial information for these subsidiaries is as follows:

December 31

2004

2003

(In Thousands)

Revenues

$ 424,758

$ 367,867

Income before net realized gains on investments

30,414

52,473

Net income

27,976

52,502

Admitted assets

2,733,665

2,712,832

Liabilities

2,427,479

2,399,298

C-37

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 The Company received cash dividends from its subsidiaries, RNY and SVS of $27,200,000 and $742,108 in 2004 and $25,500,000 and $0 in 2003, respectively.

  On February 27, 2004, the Company redeemed 44,350 shares of Preferred Series A SVS stock for cash at no gain or loss.  In addition, the Company converted 738,161 shares of Preferred Series B SVS stock for 738,161 of common stock.

12. Capital and Surplus

  Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2,000,000.  Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

  Lion loaned $100,000,000 to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a surplus note which will mature on September 15, 2021 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semi-annually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Division of Insurance. For the year ended December 31, 2004 and 2003, interest paid totaled $4,600,000 each year.  There is no accrued interest for the years ended December 31, 2004 and 2003.

  On December 29, 2004, ING USA Annuity and Life Insurance Company ("ING USA") issued a 6.25% surplus note in the amount of $175,000,000 to the Company.  The note matures on December 29, 2034.  Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debt owed to all other classes of debtors, other than surplus note holders, of the Company in the event of (1) the institution of bankruptcy, reorganization, insolvency or liquidation proceedings by or against the Company, or (2) the appointment of a Trustee, receiver or other Conservator for a substantial part of the Company's properties.  Any payment of principal and/or interest made is subject to the prior approval of the Minnesota Division of Insurance.  For the year ended December 31, 2004, there was no interest paid or accrued.

  Life and health insurance companies are subject to certain Risk Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004, the Company meets the RBC requirements.

C-38

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

13. Fair Values of Financial Instruments

  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.  Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.  In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument.  Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

  Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements.  However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

 The carrying amounts and fair values of the Company's financial instruments are summarized as follows:

December 31

2004

2003

Carrying

Fair

Carrying

Fair

Amount

Value

Amount

Value

(In Thousands)

Assets:

Bonds

$ 12,704,457

$ 13,072,109

$ 12,084,537

$ 12,526,062

Preferred stocks

50,508

50,921

44,479

43,987

Unaffiliated common stocks

1,243

1,243

1,072

1,072

Mortgage loans

2,231,587

2,355,664

2,169,371

2,360,151

Contract loans

663,678

663,678

671,241

671,241

Derivative securities

4,652

(5,222)

8,660

2,343

Short-term investments

139,395

139,395

23,908

23,908

Cash

41,994

41,994

50,831

50,831

Indebtedness from related parties

5,706

5,706

2,267

2,267

Separate account assets

4,386,414

4,386,414

4,368,512

4,368,512

Receivable for securities

754

754

37,928

37,928

Liabilities:

Individual and group annuities

8,493,290

8,481,154

7,813,260

7,746,805

Deposit-type contracts

603,626

607,460

670,907

614,891

Policyholder dividends

22,292

22,292

22,318

22,318

Indebtedness to related parties

25,935

25,935

57,383

57,383

Separate account liabilities

3,079,591

3,079,591

1,714,477

1,714,477

Payable for securities

1,429

1,429

1,429

1,429

C-39

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

 Cash and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

  Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available.  For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting the expected future cash flows.  The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2.1% and 18.0% over the total portfolio.  Fair values determined on this basis can differ from values published by the SVO.  Fair value as determined by the SVO as of December 31, 2004 and 2003 is $13,429,388,000 and $12,478,443,000, respectively.

  Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach.  Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation.  Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation.  Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.  All residential loans are valued at their outstanding principal balances, which approximate their fair values.

 Residual collateralized mortgage obligations: Residual collateralized mortgage obligations are included in the other invested assets balances.  Fair values are based on independent pricing sources.

  Derivative financial instruments: Fair values for on-balance sheet derivative financial instruments (caps, options and floors) and off-balance sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

  Guaranteed investment contracts: The fair values of the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

C-49

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values of the contracts.  The carrying values of other policyholder liabilities, including individual and group annuities, policyholder dividends and deposit-type contracts, approximate their fair values.

 The carrying value of all other financial instruments approximates their fair value.

14. Commitments and Contingencies

  The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief.  Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals.  While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of pending lawsuits will not have a materially adverse effect on the Company's operations or financial position.

 Regulatory Matters

  As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry.  In each case, the Company and its affiliates have been and are providing full cooperation.

 Fund Regulatory Issues

  Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products.  This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

  In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

C-41

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the Company with the Securities and Exchange Commission ("SEC") pursuant to the Securities Exchange Act of 1934, as amended.

  An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

  Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the Company or certain affiliates before concluding their investigation of ING relating to fund trading.  The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability.  It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

  ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.  Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the Company.

 Other Regulatory Matters

  The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry.  These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure.  It is likely that the scope of these investigations will further broaden before the investigations are concluded.  U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

C-42

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

 In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

 Investment Purchase Commitments

 As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

December 31

2004

2003

(In Thousands)

Investment purchase commitments

$ 203,433

$ 142,518

 Operating Leases

  The Company leases office space under various noncancelable operating lease agreements that expire through January 2009. Rental expense for 2004 and 2003 was approximately $10,028,000 and $12,030,000, respectively.

 At December 31, 2004, the minimum aggregate rental commitments under operating leases for the upcoming five years and thereafter are as follows:

Year ending

December 31

Commitments

2005

$ 8,249,000

2006

7,825,000

2007

7,313,000

2008

6,948,000

2009

1,703,000

Thereafter

1,000

 Certain rental commitments have renewal options extending through the year 2010 subject to adjustments in future periods.

 At December 2004, the Company had committed to provide additional capital contributions of $36,507,000 in partnerships reported in other invested assets on the balance sheets.

C-43

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 Lessor Leases

  The Company owns or leases numerous sites that are leased or subleased to franchisees. Buildings owned or leased that meet the criteria for operating leases are carried at the gross investment in the lease less unearned income. Unearned income is recognized in such a manner as to produce a constant periodic rate of return on the net investment. The typical lease period is 20 years and some leases contain renewal options. The franchisee is responsible for the payment of property taxes, insurance and maintenance costs related to the leased property.  The cost of these properties are $145,682,000 at December 31, 2004, with accumulated depreciation of $78,336,000.

 Future minimum lease payment receivables under non-cancelable operating leasing arrangements as of December 31, 2004 are as follows:

Year ending

Future minimum Lease

December 31

Payment Receivables

2005

$ 9,862,000

2006

7,484,000

2007

6,273,000

2008

4,152,000

2009

1,223,000

Thereafter

38,000

  Contingent rentals included in income for the years ended December 31, 2004 and December 31, 2003 amounted to $11,906,000 and $13,622,000, respectively.  The net investment is classified as real estate.

15. Financing Agreements

  The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 30, 2005, the Company can borrow up to $125,000,000 from the Bank. Interest on any Company borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225%, or a rate quoted by the Bank to the Company for the borrowing.  Under this agreement, the Company incurred interest expense of $7,000 and $16,000 for the years ended December 31, 2004 and 2003, respectively.  At December 31, 2004 and 2003, the Company had no amount payable to the Bank.

C-44

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  The Company maintains a revolving loan agreement with Bank of New York ("BONY").  Under this agreement, the Company can borrow up to $100,000,000 from BONY.  Interest on any Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus .35%, or (2) a rate quoted by BONY to the Company for the borrowing.  Under this agreement, the Company incurred interest expense of $0 and $7,000 for the years ended December 31, 2004 and 2003, respectively.  At December 31, 2004 and 2003, the Company had no amounts payable to BONY.

  The Company borrowed $2,428,006,000 and repaid $2,428,006,000 in 2004 and borrowed $1,899,331,000 and repaid $1,899,331,000 in 2003. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase agreements.  Interest paid on borrowed money was $240,000 and $268,000 during 2004 and 2003, respectively.

  The Company is the beneficiary of letters of credit totaling $872,711,000; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing.  The letters were unused during both 2004 and 2003.

16. Related Party Transactions

 Affiliates

  Management and services contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

  Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amount paid under these agreements was $167,979,000 and $125,174,000 for the years ended December 31, 2004 and 2003, respectively.

  Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset/liability management services. Total fees under the agreement were approximately $48,142,000 and $44,759,000 for the years ended December 31, 2004 and 2003, respectively.

C-45

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2010, the Company and ING AIH can borrow up to $324,258,000 from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus .15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.  Under this agreement, the Company incurred interest expense of $126,000 and $245,000 and interest income of $1,017,000 and $423,000 for the years ended December 31, 2004 and 2003, respectively. At December 31, 2004, the Company had no amounts payable to ING AIH and $75,000,000 receivable from ING AIH.

  Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended.  The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns.  The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement.  The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

  Customer Services Agreement: The Company has entered into a services agreement with ING Financial Advisors ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers.  Charges for these services are to be determined in accordance with fair value and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company.  The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

  Guarantee Agreement: The Company, effective January 2002, entered into a Guarantee Agreement with two other ING affiliates whereby it is jointly and severally liable for a $250,000,000 obligation of another ING affiliate, Security Life of Denver International Limited ("SLDI").  The Company's Board of Directors approved this transaction on April 25, 2002.  The two other affiliated life insurers were Security-Connecticut (subsequently merged into the Company on October 1, 2003), and Security Life of Denver Insurance Company.  The joint and several guarantees of the two insurers are capped at $250,000,000.

  Assets and liabilities, and the related revenues and expenses recorded as a result of transactions and agreements with affiliates, may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.

C-46

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

17. Guaranty Fund Assessments

  Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state.

  The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations ("NOLHGA") and the amount of premiums written in each state.  The Company has recorded $2,017,000 and $2,637,000 for this liability as of December 31, 2004 and 2003, respectively.  The Company has also recorded an asset of $3,120,000 and $21,000 as of December 31, 2004 and 2003, respectively, for future credits to premium taxes for assessments already paid.

18. Unpaid Accident and Health Claims

 The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

 The liability for unpaid accident and health claims and claim adjustment expenses is included in Accident and Health Reserves and Unpaid Claims.

2004

2003

(In Thousands)

Balance at January 1

$ 1,283,283

$ 1,186,221

Less reinsurance recoverables

40,164

46,197

Net balance at January 1

1,243,119

1,140,024

Incurred related to:

Current year

398,300

486,373

Prior years

42,419

(25,417)

Total incurred

440,719

460,956

Paid related to:

Current year

267,990

203,752

Prior years

147,528

154,109

Total paid

415,518

357,861

Net balance at December 31

1,268,320

1,243,119

Plus reinsurance recoverables

58,258

40,164

Balance at December 31

$ 1,326,578

$ 1,283,283

C-47

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

19. September 11 Events

  The terrorist attacks of September 11, 2001 (the September 11 events), resulted in a tremendous loss of life and property.  Secondarily, those events interrupted the business activities of many entities and disrupted the U.S. economy at many levels.  In the past, businesses have incurred losses as a result of catastrophes such as earthquakes, hurricanes and even other terrorist attacks.  However, the September 11 events are unprecedented in the United States in terms of the magnitude of the losses incurred and the number of entities affected.  The following disclosures relating to the September 11 events are required:

  As of December 31, 2004, the Company had estimated gross reinsurance claims of approximately $124.6 million for personal accident coverage, $201.3 million for workers compensation coverage and retrocession recoveries of $103.4 million for net incurred claims of $222.5 million from the events of September 11, 2001.  The remaining retrocession recoveries at December 31, 2004, were approximately $32.0 million.

  The Company realizes there is still uncertainty regarding claim submissions and the number of occurrences from the events of September 11, 2001, but is comfortable with the current claim reserve reported as of December 31, 2004.

  The September 11, 2001, impact is based on Company estimates using information obtained from ceding companies and an external consultant.  It is reasonably possible that a change in the Company's estimate will occur in the near term but the possible range of change cannot be determined.

 The Company does not have any environmental remediation obligations.

C-48

  33-69892

  April 2005

PART C - OTHER INFORMATION

Item 24.

Financial Statements and Exhibits

(a)

Financial Statements:

(1)

Part A

Performance Information and Condensed Financial Information

(2)

Included in Part B:

Financial Statements of ReliaStar Select Variable Account:

-

Report of Independent Registered Public Accounting Firm

-

Statement of Assets and Liabilities as of December 31, 2004

-

Statement of Operations for the year ended December 31, 2004

-

Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003

-

Notes to Financial Statements

Financial Statements - Statutory-Basis of ReliaStar Life Insurance Company:

-

Report of Independent Registered Public Accounting Firm

-

Balance Sheets - Statutory-Basis as of December 31, 2004 and 2003

-

Statements of Operations - Statutory-Basis for the years ended December 31, 2004 and 2003

-

Changes in Capital and Surplus - Statutory-Basis for the years ended December 31, 2004 and 2003

-

Statements of Cash Flows - Statutory-Basis for the years ended December 31, 2004 and 2003

-

Notes to Financial Statements - Statutory-Basis

(b)

Exhibits

(1)

(a)

  Resolution of the Board of Directors of ReliaStar Life Insurance Company ("Depositor") authorizing the establishment of NWNL Select Variable Account ("Registrant"). (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-4, File No. 33-69892, as filed on April 16, 1996.)

(b)

  Resolutions of the Board of Directors of Depositor changing the name of Registrant to ReliaStar Select Variable Account. (Incorporated by reference to Post-Effective No. 4 on Form N-4, File No. 33-69892, as filed on April 14, 1997.)

(2)

Not Applicable.

(3)

(a)

  Form of General Distributor Agreement between Depositor and Washington Square Securities, Inc. ("WSSI"). (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-4, File No. 33-69892, as filed on April 16, 1996.)

(b)

  Forms of Agreements between Depositor and Broker-Dealers with respect to the sale of Contracts. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 16, 1996.)

(c)

Form of Broker-Dealer Agency Compensation Schedule. (Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 27, 1998.)

(4)

(a)

Form of Contract. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 16, 1996.)

(b)

Form of Roth IRA Rider. (Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 27, 1998.)

(c)

  Form of Waiver of Contingent Deferred Sales Charge Rider. (Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 27, 1998.)

(d)

  Form of Partial Waiver of Contingent Deferred Sales Charge Rider. (Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 27, 1998.)

(e)

Form of Waiver of Annual Contract Charge Rider. (Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 27, 1998.)

(f)

Form of Modification Rider. (Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 16, 1999.)

(g)

Form of Death Benefit and Owner Amendment. (Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 16, 1999.)

(5)

(a)

Contract Application Form. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 16, 1996.)

(b)

Supplemental Application. (Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 17, 2000.)

(6)

(a)

  Amended Articles of Incorporation of Depositor. (Incorporated by reference to Initial Registration Statement to Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)

Amended By-Laws of Depositor. (Incorporated by reference to Initial Registration Statement to Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(7)

Not Applicable

(8)

(a)

(i)

  Participation Agreement dated as of March 27, 2002 by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., A I M Distributors, Inc. and WSSI. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(ii)

  Form of Amendment No. 1 to Participation Agreement by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., AIM Distributors, Inc. and WSSI. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(iii)

  Amendment No. 2 to Participation Agreement by and among ReliaStar Life Insurance Company, on behalf of itself and its separate accounts, AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and ING American Equities, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)

(iv)

  Administrative Services Agreement dated as of March 27, 2000 by and between ReliaStar Life Insurance Company and A I M Advisors, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No.333-105319, as filed on November 24, 2003.)

(b)

(i)

  Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger and Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(ii)

  Amendment dated as of March 28, 2000 to Participation Agreement by and among ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(iii)

  Amendment dated as of October 11, 2000 to the Participation Agreement by and between ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(iv)

  Amendment dated as of September 29, 2003 to Participation Agreement by and among The Alger American Fund, Fred Alger Management, Inc. and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(v)

  Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(c)

(i)

  Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Amendments Nos. 1-8. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(ii)

  Amendment dated as of July 24, 1997 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(iii)

  Amendment No. 10 to Participation Agreement by and among ReliaStar Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(iv)

  Amendment No. 11 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(v)

  Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(vi)

  Amendment No. 13 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)

(vii)

  Participation Agreement dated as of January 1, 1991 by and among Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and Amendments Nos. 1-7. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(viii)

  Amendment dated as of July 24, 1997 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(ix)

  Amendment No. 9 to Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(x)

  Amendment No. 10 to Participation Agreement by and among the ReliaStar Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(xi)

  Amendment No. 11 to Participation Agreement by and among the ReliaStar Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(xii)

  Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)

(xiii)

  Service Agreement dated January 1, 1997 by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(xiv)

  Amendment effective as of April 1, 1999 to Service Agreement by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(xv)

  Service Contract dated April 25, 1997 by and between Fidelity Distributors Corporation and Washington Square Securities, Inc.. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(xvi)

  Amendment dated April 1, 1999 to Service Contract by and between Fidelity Distributors Corporation and Washington Square Securities, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

(i)

  Participation Agreement dated May 1, 2001, by and between ReliaStar Life Insurance Company, Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(ii)

  Amendment to Participation Agreement dated as of August 30, 2002 by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated by reference to Post Effective Amendment No. 14 to Registration Statement on Form N-6, File No. 33-69892, as filed on October 11, 2002.)

(iii)

  Amendment to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, LLC. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)

(iv)

Form of Amendment to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, Inc.

(v)

  Administrative and Shareholder Services Agreement dated as of May 1, 2001 by and between ING Pilgrim Group, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)

(vi)

  Amendment to Administrative and Shareholder Service Agreement dated as of August 30, 2002 by and between ING Funds Services, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

(e)

(i)

  Participation Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(ii)

  Amendment to Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Incorporated by reference to Post Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 33-57244, as filed on March 31, 2000.)

(iii)

  Letter Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(iv)

  Amendment, effective July 1, 2002, to Letter Agreement dated August 8, 1997 between ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(f)

(i)

  Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life Insurance Company, Neuberger&Berman Advisers Management Trust and Neuberger&Berman Management Incorporated. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(ii)

  Amendment No. 1 dated as of February 1, 1999 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(iii)

  Addendum dated as of May 1, 2000 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

  Amendment dated as of April 1, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 33-57244, as filed on December 12, 2003.)

(iv)

  Letter Agreement dated as of July 28, 1997 by and between ReliaStar Life Insurance Company and Neuberger Berman Management Incorporated. (Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

  Amendment dated as of April 1, 2003 to the Administrative Services Agreement by and between ReliaStar Life Insurance Company and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 33-57244, as filed on December 12, 2003.)

(g)

(i)

  Participation Agreement by and between ReliaStar Life Insurance Company, OCC Accumulation Trust and OCC Distributors, dated August 8, 1997. (Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(ii)

  Letter Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company and OpCap Advisors. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(h)

(i)

  Participation Agreement with Putnam Capital Manager Trust and Putnam Mutual Funds Corp. and Amendments Nos. 1-2. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(ii)

  Amendment No. 3 to Participation Agreement with Putnam Capital Manager Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(iii)

  Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(iv)

  Amendment No. 5 to Participation Agreement by and among ReliaStar Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, L.P. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)

(9)

Opinion and Consent of Counsel.

(10)

Consent of Independent Registered Public Accounting Firm.

(11)

Not Applicable

(12)

Not Applicable

(13)

Schedules for Computation of Performance Quotations. (Incorporated by reference to Post-Effective Amendment No. 10 on Form N-4, File No. 33-69892, as filed on April 16, 1999.)

(14)

  Powers of Attorney. (Incorporated herein by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as filed on April 7, 2005.)

Item 25.

Directors and Principal Officers of the Depositor

Name and Principal Business Address

Positions and Offices with Depositor

 Donald W. Britton, 5780 Powers Ferry Road, NW, Atlanta, GA 30327

 President

 Thomas J. McInerney, 5780 Powers Ferry Road, NW, Atlanta, GA 30327

 Director and Chairman

 David A. Wheat, 5780 Powers Ferry Road, NW, Atlanta, GA 30327

 Director, Senior Vice President and Chief Financial Officer

 Jacques de Vaucleroy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327

 Director and Senior Vice President

 Kathleen A. Murphy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327

 Director

 Catherine H. Smith, 151 Farmington Avenue, Hartford, CT 06156

 Director

 Boyd G. Combs, 5780 Powers Ferry Road, NW, Atlanta, GA 30327

 Senior Vice President, Tax

 Robert W. Crispin, 5780 Powers Ferry Road, NW, Atlanta, GA 30327

 Senior Vice President, Investments

 James R. Gelder, 20 Washington Avenue South, Minneapolis, MN 55401

 Senior Vice President

 Shaun P. Mathews, 151 Farmington Avenue, Hartford, CT 06156

 Senior Vice President

 Stephen J. Preston, 1475 Dunwoody Drive, West Chester, PA 19380

 Senior Vice President

 Roger W. Fisher, 5780 Powers Ferry Road, NW, Atlanta, GA 30327

 Vice President and Chief Accounting Officer

 David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327

 Vice President and Treasurer

 Carol S. Stern, 601 13th Street NW, Suite 550 N, Washington DC 20005

 Vice President and Chief Compliance Officer

 Craig A. Krogstad, 111 Washington Avenue S, Minneapolis, MN 55401

 Vice President and Actuary

 Kimberly M. Curley, 1290 Broadway, Denver, CO 80203

 Vice President and Illustration Actuary

 Pamela S. Anson, 2001 21st Avenue N.W., Minot, ND 58703

 Vice President

 Chad M. Eslinger, 2001 21st Avenue N.W., Minot, ND 58703

 Vice President

 Nathan E. Eshelman, 1290 Broadway, Denver, CO 80203

Vice President

 Deborah C. Hancock, 1290 Broadway, Denver, CO 80203

 Vice President

 Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401

 Secretary

Item 26.

Persons Controlled by or Under Common Control with the Depositor or Registrant

  Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as filed on April 7, 2005.

Item 27.

Number of Contract Owners

As of February 28, 2005 there were 13,057 owners of contracts holding interests in variable annuities funded through ReliaStar Select Variable Account.

Item 28.

Indemnification

  Reference is hereby made to Section 5.01 of Depositor's Bylaws, incorporated by reference to this registration statement. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others under certain conditions.

  Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

  Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company ("ReliaStar Life") indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  A corporation may procure indemnification insurance on behalf of an individual who was a director of the corporation. Consistent with the laws of the State of Minnesota, ING Groep N.V. maintains an umbrella insurance policy issued by an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has a controlling interest of 50% or more. This would encompass the Principal Underwriter as well as the Depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Item 29.

Principal Underwriter

(a)

  Effective January 1, 2004, ING Financial Advisers, LLC became the distributor and principal underwriter of the Contracts. ING Financial Advisers, LLC also acts as the principal distributor and underwriter of:

-

  variable annuity contracts issued by ReliaStar Life Insurance Company of New York through the ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II, a separate account of ReliaStar Life Insurance Company of New York registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act");

-

  variable annuity contracts issued by ReliaStar Life Insurance Company through the MFS ReliaStar Variable Account, a separate account of ReliaStar Life Insurance Company registered as a unit investment trust under the 1940 Act;

-

  variable annuity contracts issued by ReliaStar Life Insurance Company through the NorthStar Variable Account, a separate account of ReliaStar Life Insurance Company registered as a unit investment trust under the 1940 Act;

-

ReliaStar Life Insurance Company of New York Variable Annuity Funds A B & C, a management investment company registered under the 1940 Act;

-

  ReliaStar Life Insurance Company of New York through the ReliaStar Life Insurance Company of New York Variable Annuity Funds D E F G H & I a management investment company registered under the 1940 Act;

-

ReliaStar Life Insurance Company of New York through the Variable Annuity Funds M P & Q a management investment company registered under the 1940 Act;

-

variable annuity contracts issued by ReliaStar Life Insurance Company through Separate Account N, a separate account registered as a unit investment trust under the 1940 Act;

-

ING Partners, Inc. (a management investment company registered under the 1940 Act);

-

  variable annuity contracts issued by ING Life Insurance and Annuity Company ("ILIAC") through Variable Life Account B, Variable Account C, Variable Annuity Account B, Variable Annuity Account C and Variable Annuity Account G, separate accounts of ILIAC registered as unit investment trusts through the 1940 Act; and

-

variable annuity contracts issued by ING Insurance Company of America ("IICA") through Variable Annuity Account I, a separate account of IICA registered as a unit investment trust under the 1940 Act.

  Prior to January 1, 2004, Washington Square Securities, Inc. ("WSSI"), a Minnesota corporation and an affiliate of ours, was the distributor and principal underwriter for the contracts.

(b)

The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address

Positions and Offices with Principal Underwriter

 Ronald R. Barhorst, 4225 Executive Square, La Jolla, CA 92037

 President and Director

 Brian D. Comer, 151 Farmington Avenue, Hartford, CT 06156

 Senior Vice President and Director

 William L. Lowe, 151 Farmington Avenue, Hartford, CT 06156

 Senior Vice President and Director

 Lewis E. Bachetti, 581 Main Street, 4th Floor, Woodbridge, NJ 07095

 Senior Vice President

 William S. Jasien, 12701 Fair Lakes Circle, Ste 470, Fairfax, VA 22033

 Senior Vice President

 Shaun Mathews, 151 Farmington Avenue, Hartford, CT 06156

 Senior Vice President

 Boyd G. Combs, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390

Senior Vice President , Tax

 Susan J. Stamm, 151 Farmington Avenue, Hartford, CT 06156

 Chief Financial Officer

 Mark Appel*

 Vice President

 Pamela Mulvey Barcia, 151 Farmington Avenue, Hartford, CT 06156

 Vice President

 Robert H. Barley, 151 Farmington Avenue, Hartford, CT 06156

 Vice President

 David A. Brounley, 151 Farmington Avenue, Hartford, CT 06156

 Vice President

 Anthony V. Camp, Jr., 151 Farmington Avenue, Hartford, CT 06156

 Vice President

 James Drake*

 Vice President

 William P. Elmslie*

 Vice President

 Brian K. Haendiges, 151 Farmington Avenue, Hartford, CT 06156

 Vice President

 Bernard P. Heffernon, 10740 Nall Avenue, Ste 120, Overland Park, KS 66211

 Vice President

 David A. Kelsey, 151 Farmington Avenue, Hartford, CT 06156

 Vice President

 Mary Ann Langevin, 151 Farmington Avenue, Hartford, CT 06156

 Vice President

 Christina Lareau, 151 Farmington Avenue, Hartford, CT 06156

 Vice President

 George D. Lessner, Jr., 15455 Dallas Parkway, Suite 1250, Addison, TX 75001

 Vice President

 Katherine E. Lewis, 2675 N Mayfair Road, Ste 501, Milwaukee, WI 53226

 Vice President

 Susan J. K. Lewis, 16520 Ventura Boulevard, Ste 600, Encino, CA 91436

 Vice President

 David J. Linney, 2900 N. Loop W, Ste 180, Houston, TX 77092

 Vice President

 Frederick C. Litow, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390

 Vice President

 Mark R. Luckinbill, 2841 Plaza Place, Ste. 210, Raleigh, NC 27612

 Vice President

 Richard T. Mason, 440 S Warren Street, Ste 702, Syracuse, NY 13202

 Vice President

 Scott T. Neeb, 6140 Stonehedge Mall Road, Ste 375, Pleasanton, CA 94588

 Vice President

 Ethel Pippin, 151 Farmington Avenue, Hartford, CT 06156

 Vice President

 Mary K. Reid*

 Vice President

 Deborah Rubin, 12701 Fair Lakes Circle, Ste 470, Fairfax, VA 22033

 Vice President

 Todd Smiser, 2525 Cabot Drive, Suite 100, Lisle, IL 60532

 Vice President

 Frank W. Snodgrass, 150 4th Avenue, N, Ste 410, Nashville, TN 37219

 Vice President

 Terran Titus, 151 Farmington Avenue, Hartford, CT 06156

 Vice President

 Bess B. Twyman, 151 Farmington Avenue, Hartford, CT 06156

 Vice President

 S. Bradford Vaughan, Jr., 601 Union Street, Ste 810, Seattle, WA 98101

 Vice President

 O. V. Williams*

 Vice President

 Forrest R. Wilson, 2202 North Westshore Boulevard, Suite 350, Tampa, FL 33607

 Vice President

 Judeen T. Wrinn, 151 Farmington Avenue, Hartford, CT 06156

 Vice President

 Therese M. Squillacote, 151 Farmington Avenue, Hartford, CT 06156

 Vice President and Chief Compliance Officer

 David S. Pendergrass, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390

 Vice President and Treasurer

 Dawn Peck, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390

 Vice President, Assistant Treasurer and Assistant Secretary

 Joseph J. Elmy, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390

 Vice President, Tax

 Paula Cludray-Engelke, 20 Washington Avenue S, Minneapolis, MN 55401

 Secretary

 Diana R. Cavender, 20 Washington Avenue S, Minneapolis, MN 55401

 Assistant Secretary

 Kryatal L. Ols, 20 Washington Avenue S, Minneapolis, MN 55401

 Assistant Secretary

 Loralee A. Renelt, 20 Washington Avenue S, Minneapolis, MN 55401

 Assistant Secretary

 Edwina P. J. Steffer, 20 Washington Avenue S, Minneapolis, MN 55401

 Assistant Secretary

 John F. Todd, 151 Farmington Avenue, Hartford, CT 06156

 Assistant Secretary

 Glenn A. Black, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390

 Tax Officer

 Terry L. Owens, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390

 Tax Officer

 James H. Taylor, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390

 Tax Officer

* These Officers do not have a business address.

(c)

Compensation from January 1, 2004 to December 31, 2004:

(1)

(2)

(3)

(4)

(5)

Name of Principal Underwriter

Net Underwriting Discounts and Commissions

Compensation on Redemption or Annuitization

Brokerage Commissions

Compensation*

ING Financial Advisers, LLC

$171,403

*

Represents total compensation paid to ING Financial Advisers, LLC.

Item 30.

Location of Accounts and Records

  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

 ReliaStar Life Insurance Company
20 Washington Avenue South
Minneapolis, Minnesota 55401

Item 31.

Management Services

Not Applicable

Item 32.

Undertakings

Registrant hereby undertakes:

(a)

  to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

  to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)

to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d)

  The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

(e)

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f)

  ReliaStar Life Insurance Company represents that the fees and charges deducted under the variable annuity contract described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company under the contracts. ReliaStar Life Insurance Company bases this representation on its assessment of such factors as the nature and extent of the such services, expenses and risks, the need for the ReliaStar Life Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

(g)

The Depositor and Registrant rely on SEC regulation.

SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, the Registrant, ReliaStar Select Variable Account of ReliaStar Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 17 to this Registration Statement on Form N-4 (File No. 33-69892) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford and in the State of Connecticut on the19th day of April, 2005.

RELIASTAR SELECT VARIABLE ACCOUNT

(Registrant)

 By: RELIASTAR LIFE INSURANCE COMPANY

 (Depositor)

By:

/s/ Donald W. Britton*

 Donald W. Britton
President
(principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature

Title

Date

/s/ Donald W. Britton*

President

Donald W. Britton

(principal executive officer)

/s/ Thomas J. McInerney*

Director and Chairman

Thomas J. McInerney

/s/ Kathleen A. Murphy*

Director

Kathleen A. Murphy

April

/s/ Jacques de Vaucleroy*

Director

19, 2005

Jacques de Vaucleroy

/s/ Catherine H. Smith*

Director

Catherine H. Smith

/s/ David A. Wheat*

Director, Senior Vice President and Chief Financial Officer

David A. Wheat

(principal financial officer)

/s/ Roger W. Fisher*

Vice President and Chief Accounting Officer

Roger W. Fisher

(principal accounting officer)

By:

/s/ J. Neil McMurdie

J. Neil McMurdie

*Attorney-in-Fact

SELECTH LIFE VARIABLE ACCOUNT

Exhibit Index

 Exhibit No.

 Exhibit

 99-b.8.d(iv)

Form of Amendment to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, Inc.

 99-b.9

 Opinion and Consent of Counsel

99-b.10

 Consent of Independent Registered Public Accounting Firm